     [LORD ABBETT LOGO]

[GRAPHIC]

                                      2002

                                      SEMI-
                                     ANNUAL
                                     REPORT

     LORD ABBETT

     TAX-FREE INCOME FUND

     TAX-FREE INCOME TRUST

                        NATIONAL TAX-FREE FUND

                        CALIFORNIA TAX-FREE FUND

                        CONNECTICUT TAX-FREE FUND

                        HAWAII TAX-FREE FUND

                        MINNESOTA TAX-FREE FUND

                        MISSOURI TAX-FREE FUND

                        NEW JERSEY TAX-FREE FUND

                        NEW YORK TAX-FREE FUND

                        TEXAS TAX-FREE FUND

                        WASHINGTON TAX-FREE FUND

                        FLORIDA TAX-FREE TRUST

                        GEORGIA TAX-FREE TRUST

                        MICHIGAN TAX-FREE TRUST

                        PENNSYLVANIA TAX-FREE TRUST

   FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2002

(UNAUDITED)
--------------------------------------------------------------------------------

LORD ABBETT TAX-FREE INCOME FUND AND LORD ABBETT TAX-FREE INCOME TRUST SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MARCH 31, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Fund's and Trust's strategies and performance for the six months ended March 31, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

                                                                BEST REGARDS,

                                                               /s/ Robert S. Dow
                                                               -----------------
                                                               ROBERT S. DOW
                                                               CHAIRMAN
--------------------------------------------------------------------------------

IN THIS Q&A:

- Portfolios selectively increased underweight exposure to higher-yielding BBB-rated securities.
-  Focus on high-quality bonds is maintained.
- Faced with lower tax revenues, local governments are increasing their issuance of new bonds.

Q. WHAT FACTORS MOST SIGNIFICANTLY IMPACTED PERFORMANCE?

A. During the first half of the fiscal year (October 1, 2001 - March 31, 2002), we maintained our investment discipline and focus on high-quality bonds, a fact that detracted from performance as these highly liquid bonds were negatively affected by market volatility. Adding to performance, however, was the increased availability of attractively priced bonds; we increased slightly the portfolio's underweight exposure to the higher-yielding, lower-quality end (BBB-rated) of the investment-grade market, particularly in the college and hospital sectors. We also took profits in those areas where performance was strong.

Q. PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD.

A. October, November and December of 2001 were marked by high levels of volatility in the fixed-income markets. Market sentiment shifted sharply from month to month as investors evaluated the probability of an economic recovery in 2002. In the municipal market, yields were exceptionally attractive relative to those of Treasuries; investors not ready to return to equities found both haven and potential returns in municipal bonds. Supply was plentiful, as state and local governments sourced additional capital to minimize budget shortfalls exacerbated by the recession.

                                                                               1
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(UNAUDITED)
--------------------------------------------------------------------------------

     January, February and March of 2002 brought additional challenges. The period began with expectations of continued Federal Reserve Board (the "Fed") monetary easing and lower interest rates. In January, historically a strong month in the municipal bond market, coupon and bond-redemption levels were high, bringing new funds into the market. By March, however, demand had abated. Investors looked less favorably on fixed-income investments in general as hopes for an economic recovery grew and the Fed seemed to end its aggressive campaign to reduce interest rates. Municipalities wishing to take advantage of historically low borrowing rates before the Fed began to raise rates again, brought additional supply to the market. Issuance was particularly strong in Puerto Rico, California and Texas. The combination of a rush to new issuance and waning investor demand softened the market.

Q. WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?

A. Economic growth in the first quarter of 2002 is encouraging. However, uncertainties about the sustainability of that recovery remain, including the strength of the inventory rebuilding currently underway. It is clear the Fed views rates at their present level as accommodative, an indication that further rate cuts are highly unlikely, and that its next move will be up. But we continue to believe that rates will be raised slowly and cautiously, giving the market time to anticipate and react rationally. We are not, at this time, concerned about any significant pickup in inflation.

     The slow economy in 2001 resulted in lower tax revenues, providing incentive for local governments to seek financing in the capital markets. We expect the pace of new issuance to increase in coming months, reflecting the need of state and local governments to finance both capital expansion and deficits. With increasing supply, we expect the market to be soft early in the second quarter; but we also anticipate good buying opportunities.

     June is typically a heavy bond-redemption month, bringing more cash into the market as investors seek to reinvest their funds. This increase in demand should strengthen the municipal bond market as a whole and offer the potential for improved portfolio performance. From a macroeconomic perspective, we expect the markets to adjust to an environment of more stable, but higher interest rates. Given an improving economy and low inflation, we believe the market for municipal bonds will continue to be an attractive investment alternative for investors.

Q. HOW ARE YOU POSITIONING THE FUND/TRUST BASED ON THAT OUTLOOK?

A. Given questions as to the sustainability of the economic recovery, we will remain slightly defensive. We have also adopted a more coupon-driven strategy, on the

2
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(UNAUDITED)
--------------------------------------------------------------------------------

expectation that performance in the next quarter will continue to be driven by coupon income instead of price appreciation. To that end, we are increasing slightly the portfolio's exposure to housing sector bonds, where coupon rates are typically high, and to premium-priced bonds.

30-DAY SEC YIELD FOR THE PERIOD ENDED MARCH 31, 2002(1):

                              CLASS A            CLASS B            CLASS C
                              -------            -------            -------
National                       4.35%              3.87%              3.87%
California                     3.78%                --               3.28%
Connecticut                    4.39%                --                 --
Hawaii                         3.42%                --                 --
Minnesota                      4.80%                --                 --
Missouri                       3.08%                --                 --
New Jersey                     3.32%                --                 --
New York                       3.69%                --               3.12%
Texas                          3.96%                --                 --
Washington                     4.00%                --                 --
Florida                        3.55%                --               3.01%
Georgia                        3.83%                --                 --
Michigan                       3.89%                --                 --
Pennsylvania                   3.85%                --                 --

IMPORTANT PERFORMANCE AND OTHER INFORMATION PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND/TRUST PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund/Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund/Trust offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

(1) The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended March 31, 2002 by the maximum offering price per share on the last day of the period.

SCHEDULE OF INVESTMENTS (UNAUDITED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
EDUCATION 10.54%

Abag Fin Auth For Nonprofit Corps
CA Rev Sch of Mech Arts                                      5.25%     10/1/2026             A3      $   1,000   $    958,790

Atlanta GA Dev Auth Rev Yamacraw
Design Ctr Proj Ser A(12)                                   5.125%      1/1/2023            AAA          1,000        989,820

Bessemer AL School Warrants(2)                               5.60%      2/1/2030            Aaa          2,000      2,042,260

Delaware St Econ Dev Auth Rev DE
Tech Pk Univ DE Proj(2)                                      6.00%      2/1/2021            AAA            900        969,201

District of Columbia Rev James F Oyster
Elem Sch Pilot(1)                                            6.25%     11/1/2021              A            450        465,030

Glendale AZ Indl Dev Auth
Midwestern Univ Ser A                                        5.75%     5/15/2021           BBB+          1,000      1,002,970

Glendale AZ Indl Dev Auth
Midwestern Univ Ser A                                       5.875%     5/15/2031           BBB+          1,000        992,340

Indiana St Ed Fac Auth Rev                                   6.65%      3/1/2019            Aaa         10,740     11,575,342

Iowa Higher Ed Ln Auth Rev
Prv Clg Fac Central College Proj(3)                          5.45%     10/1/2026             AA            250        243,088

Iowa St Sch Infrastructure Spfld(9)                          5.00%     3/15/2021            AAA            250        243,133

Louisiana St Univ & Agric & Mech
College Brd Hlth Sciences Ctr Proj(12)                      6.375%      5/1/2031            AAA          2,290      2,477,505

Maryland St Hlth & Higher Ed Fac
Auth Rev MD Institute College                                5.50%      6/1/2032           Baa1            500        473,945

Maryland St Hlth & Higher Ed
Mclean Sch Issue                                             6.00%      7/1/2031           BBB-          1,500      1,510,485

Massachusetts St Dev Fin Agy Rev
Boston Univ Ser P                                           5.375%     5/15/2039             A3          1,605      1,494,464

Massachusetts St Dev Fin Agy Rev
Boston Univ Ser P                                            6.00%     5/15/2059             A3          1,000      1,009,920

Massachusetts St Dev Fin Agy Rev
Curry College Ser A(1)                                       6.00%      3/1/2031              A          1,000      1,025,590

Monroe Cnty NY Ind Dev Agy Rev
Student Hsg Ser A                                           5.375%      4/1/2029           Baa3            445        416,484

New Jersey Econ Dev Auth Sch Rev
Princeton Jr Sch Inc 1996 Proj                               7.00%      5/1/2020            BB*            960        964,694

New York NY City Ind Dev Agy
Marymount Sch of NY Proj(1)                                 5.125%      9/1/2021              A            525        493,117

New York St Dorm Auth Rev
Fashion Inst Tech(9)                                         5.50%      7/1/2030            AAA            900        912,591

North Dakota St Brd Higher Ed(12)                            5.50%      4/1/2032            AAA          1,000      1,005,340

Oregon St Hlth Hsg Ed & Cultural
Fac Auth Reed College Proj Ser A                             5.75%      7/1/2032            AA-          3,800      3,884,322

4                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Private Colleges & Univ Fac Auth GA
Emory Univ Ser A                                             6.40%     10/1/2023            Aa1      $     310   $    321,870

Rhode Island St Hlth & Ed Bldg Corp Rev
Higher Ed Fac Brown Univ                                     6.00%      9/1/2025            AA+          7,070      7,380,797

Rhode Island St Hlth & Ed Bldg Corp Rev
Higher Ed Fac Bryant College(2)                              5.00%     12/1/2031            AAA            250        232,490

Rhode Island St Hlth & Ed Bldg Corp Rev
Hlth Fac Tockwotton Home                                     6.25%     8/15/2022           BBB*            550        512,848

Rhode Island St Hlth & Ed Bldg Corp Rev
Roger Williams Rlty(7)                                       6.50%      8/1/2029            AAA          1,240      1,318,430

Spartanburg Cnty SC Sch Dist McCarthy
Teszler Proj                                                 5.00%      3/1/2022            AAA          2,000      1,936,200

Sunman Dearborn IN Inter Sch Bldg
Corp First Mtg(6)                                            5.00%     1/15/2021            AAA          1,605      1,558,471

Tennessee St Sch Brd Auth Higher Ed
Fac Ser A                                                   5.625%      5/1/2030            AA-            350        357,840

Tulsa OK Ind Auth Rev Ser A(12)                             5.375%     10/1/2020            Aaa          3,170      3,205,536

University Central AR Rev Hsg Sys(9)                         6.50%      1/1/2031            AAA          2,425      2,674,217

University NC Univ Rev Comp Int Util Sys              Zero Coupon       8/1/2021            Aa1          2,525        883,094

Virginia St Pub Sch Auth
Sch Fing Ser B                                               5.00%      8/1/2019            Aa1          1,500      1,472,625

Virginia St Pub Sch Auth Ser A                               6.20%      8/1/2014            Aa1          1,450      1,564,811

West Virginia Univ Rev Univ
Sys WV Proj Ser A(2)                                  Zero Coupon       4/1/2024            AAA          3,000        877,110

West Virginia Univ Rev Univ
Sys WV Proj Ser A(2)                                  Zero Coupon       4/1/2026            AAA          1,000        259,010
                                                                                                                 ------------
TOTAL                                                                                                              59,705,780
                                                                                                                 ------------

FINANCE 0.92%

Delaware Valley PA Regl Fin Auth
Loc Govt Rev Ser C(2)                                        7.75%      7/1/2027            AAA          1,000      1,331,870

Indiana Bd Bk Rev St Revolving Fund Prog Ser A               6.75%      2/1/2017            AAA            500        543,355

New Mexico Fin Auth Rev State Office
Bldg Tax Ser A                                               5.00%      6/1/2016            AAA            985        983,946

Puerto Rico Pub Fin Corp Comwlth
Approp Ser E                                                 5.50%      8/1/2029             A-          2,000      2,005,860

Salida CA Area Pub Fac Fin Agy
Cmnty Fac Dist Spl Tax #1998-1(9)                            5.25%      9/1/2028            AAA            355        350,981
                                                                                                                 ------------
TOTAL                                                                                                               5,216,012
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                      5

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 13.45%

Akron OH Impt                                                5.80%     11/1/2020            AA-      $     575   $    605,619

Athens OH City Sch Dist Fac Constr & Impt(9)                 6.00%     12/1/2024            AAA            500        543,535

Canton OH Sch Dist Ser A(12)                                5.625%     12/1/2023            AAA          2,900      2,999,151

Culpeper Cnty VA Sch(9)                                      6.00%     1/15/2021            AAA            690        740,522

Dallas TX                                                    5.75%     2/15/2020            AAA          1,615      1,681,150

Detroit MI Ser A-1(12)                                       5.00%      4/1/2020            AAA          1,795      1,741,132

Dodge KS Univ Sch Dist # 443(9)                             4.375%      9/1/2018            AAA          1,535      1,404,218

Fairfield Cnty OH(6)                                         5.25%      6/1/2024            AAA          1,000        993,450

Fairfield OH City Sch Dist Ref Sch Impt(6)                  5.375%     12/1/2020            AAA          1,410      1,430,586

Foothill De Anza CA Cmnty College
Dist Cap Apprec(12)                                   Zero Coupon       8/1/2030            AAA          4,505        877,259

Georgetown Cnty SC Sch Dist(9)                               5.25%      3/1/2020            AAA          2,585      2,597,667

Jefferson Cnty AL Sch Warrants(9)                            5.50%     2/15/2020            AAA          1,000      1,019,750

Jefferson Cnty OR Sch Dist No 509J Madras Sd(6)              5.00%     6/15/2022            AAA          1,000        973,880

Josephine Cnty OR Unit Sch Dist Three Rivs(9)                5.00%     6/15/2020            Aaa            900        876,852

Kilmarnock VA Pub Impt                                       6.25%      3/1/2027           BBB*          1,430      1,505,490

Lake Orion MI Cmnty Sch Dist Ser B                           5.25%      5/1/2025            AAA          5,000      4,947,000

Lane Cnty OR Sch Dist #52                                   5.625%     6/15/2020            Aa2            800        827,248

Linn Cnty OR Sch Dist #55 Sweet Home(9)                      5.50%     6/15/2020            AAA          1,000      1,028,260

Linn Cnty OR Sch Dist #55 Sweet Home(9)                      5.50%     6/15/2025            AAA          2,645      2,694,462

Madison Cnty KY Sch Dist Fin Sch Bldg
Rev Ser A(9)                                                 4.75%      4/1/2021            Aaa            600        563,520

Marion OH City Sch Dist Sch Fac Constr & Impt(9)            5.625%     12/1/2022            AAA            500        517,475

Multnomah Clackamas Cntys
OR Sch Dist #10 Gresham Barlow(9)                            5.00%     6/15/2021            AAA            600        583,362

New York NY Ser A                                            6.00%     5/15/2030              A          2,175      2,278,182

North Providence RI Ser A(12)                               6.125%      7/1/2016            AAA          1,410      1,573,292

Omaha NE Ser B                                               5.25%     12/1/2025            AAA         12,000     12,109,200

Oregon St Alternate Energy Proj Ser A AMT                    5.00%      1/1/2015             AA          1,415      1,423,745

Oregon St Alternate Energy Proj Ser A AMT                    5.05%      1/1/2016             AA          1,795      1,804,029

Oregon St Alternate Energy Proj Ser A AMT                    5.10%      1/1/2017             AA            980        982,695

Paw Paw MI Pub Sch Dist Sch Bldg & Site                      6.00%      5/1/2030            AAA            550        582,786

Philadelphia PA Sch Dist Ser A(9)                            5.75%      2/1/2030            AAA          1,200      1,252,188

6                      SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth RIBs                                    9.894%      7/1/2029             A*      $     750   $    893,850

Puerto Rico Pub Bldg Auth Rev Gtd
Conv Cap Apprec Ser D(2)                              Zero Coupon       7/1/2030            AAA          1,000        571,560

Richmond VA(9)                                               5.50%     1/15/2018            AAA            600        620,592

South Wash Cnty MN Indpt
Sch Dist #833 Ser A(12)                                      5.50%      2/1/2018            AAA          5,065      5,210,467

South Wash Cnty MN Indpt
Sch Dist #833 Ser A(12)                                      5.50%      2/1/2019            AAA          2,990      3,064,242

Teays Valley OH Loc Sch
Dist Sch Fac Constr 2 Impt(6)                               5.375%     12/1/2020            Aaa            500        506,700

Texas St Wtr Dev Brd                                         7.15%      8/1/2035            Aa1          1,915      2,072,049

Washtenaw Cnty MI Multi Lake
San Sew Sys Sylvan Twp Wtr(12)                               4.75%      5/1/2021            AAA            700        650,930

Weber Cnty UT Sch Dist Ser B                                 5.00%     6/15/2021            Aaa          1,485      1,429,877

West Virginia St Pub Svc of Proj(12)                         5.75%      6/1/2025            AAA          2,000      2,089,580

West Virginia St Ser D(6)                                    6.50%     11/1/2026            AAA          2,000      2,266,740

Whitehall MI Dist Sch                                        5.50%      5/1/2019            AAA          1,500      1,539,240

Wood Cnty OH Pub Libr Impt(12)                              5.875%     12/1/2022            Aaa          1,000      1,057,990

Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(9)                                      5.60%      9/1/2020            Aaa          1,005      1,041,753
                                                                                                                 ------------
TOTAL                                                                                                              76,173,275
                                                                                                                 ------------

HEALTHCARE 24.44%

Abag Fin Auth for Nonprofit Corp CA Ctfs
Partn O'Connor Woods Obligated Group(1)                      6.20%     11/1/2029              A          1,000      1,050,430

Arizona Hlth Fac Auth Hosp Sys Rev
John C Lincoln Hlth Network                                  7.00%     12/1/2025            BBB          1,500      1,568,595

Arizona Hlth Fac Auth Rev AZ Hlthcare
Pooled Fing-C(6)                                             5.50%      6/1/2014            AAA          1,130      1,191,483

California Infrastructure & Econ Dev Bk Rev
Kaiser Hosp Asst                                             5.55%      8/1/2031              A          1,000        992,750

Clackamas Cnty OR Hosp Fac Auth Rev
Legacy Hlth Sys(12)                                          5.00%     2/15/2015            AAA          1,600      1,614,208

Clackamas Cnty OR Hosp Fac Auth Rev
Legacy Hlth Sys(12)                                          5.00%     2/15/2016            AAA          1,000      1,000,680

Colorado Hlth Fac Auth Rev Catholic Hlth                     5.25%      9/1/2024            AA-          7,240      6,971,975

Colorado Hlth Fac Auth Rev Hosp
Portercare Adventist Hlth                                   6.625%    11/15/2026           BBB+          2,000      2,098,500

Colorado Hlth Fac Auth Rev
Vail Valley Medical Center Proj                              5.80%     1/15/2027            BBB          1,250      1,196,113

                       SEE NOTES TO FINANCIAL STATEMENTS.                      7

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Delaware Cnty PA Auth Hosp Rev
Crozer Chester Med Ctr(1)                                   5.375%     12/1/2018              A      $   2,625   $  2,485,166

Halifax Hospital Med Ctr FL Hlthcare
Fac Rev Halifax Mgmt Sys Series A(1)                         5.20%      4/1/2018              A            470        431,737

Harris Cnty TX Hlth Fac Memorial
Hermann Hlthcare Ser A                                      6.375%      6/1/2029             A-          1,750      1,800,558

Hastings MN Hlth Care Fac Rev
Regina Med Ctr(1)                                            5.30%     9/15/2028              A            660        586,964

Highlands Cnty FL Fac Auth Rev
Hosp Adventist/Sunbelt Ser A                                 6.00%    11/15/2031             A-          2,750      2,752,063

Illinois Hlth Fac Auth Rev Holy
Cross Hosp Proj                                              6.75%      3/1/2024            Ba3          2,000      1,614,300

Indiana Cnty PA Hosp Auth Rev Ser A                         7.125%      7/1/2023             A3          1,500      1,537,800

Iowa Fin Auth Rev IA St Revolving Fd                         5.00%      8/1/2023            AAA          2,000      1,933,660

Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(3)                                    6.125%     10/1/2023             AA            680        721,949

Kentucky Economic Dev Fin Auth
Norton Hlthcare Inc Ser A(12)                         Zero Coupon      10/1/2025            AAA         10,050      2,646,969

Kentucky Economic Dev Fin Auth
Norton Hlthcare Inc Ser A                                   6.625%     10/1/2028             NR          1,750      1,778,928

Lauderdale Cnty & Florence AL
Hlthcare Auth Rev Coffee Hlth
Group Ser A(12)                                              6.00%      7/1/2029            AAA          1,000      1,049,850

Lee FL Mem Hlth Sys Hosp Rev(9)                              5.00%      4/1/2020            AAA          1,000        969,990

Lubbock TX Hlth Fac Dev Corp Rev
Sears Plains Proj(10)                                        5.70%     1/20/2041            AAA          2,500      2,505,750

Maryland St Hlth & Higher Ed Fac
Auth Rev Catholic Hlth Initiatives Ser A                     6.00%     12/1/2024            AA-            100        104,724

Maryland St Hlth & Higher Ed Fac
Auth Rev Kaiser Permanente Ser A                            5.375%      7/1/2015              A          3,415      3,440,681

Maryland St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp                                  6.50%      7/1/2026           Baa1          1,000      1,042,890

Maryland St Hlth & Higher Ed Fac
Auth Rev Univ Maryland Medical System                        6.75%      7/1/2030           Baa1          1,950      2,065,148

Maryland St Hlth & Higher Ed Fac Gtr
Batl Med Ctr                                                 5.00%      7/1/2025             A+            650        614,926

Maryland St Hlth & Higher Ed Fac Gtr
Batl Med Ctr                                                 5.00%      7/1/2034             A+          1,000        919,180

Maryland St Hlth & Higher Ed Fac Univ
Maryland Med Sys                                             5.25%      7/1/2028              A          1,000        941,610

Massachusetts St Hlth & Ed Fac Auth Rev                      5.75%      7/1/2021            AA-            825        829,991

8                      SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Massacusetts St Hlth & Ed Fac Auth Rev
New England Med Ctr Ser F(6)                                6.625%      7/1/2025            AAA      $   1,250   $  1,286,613

McKean Cnty PA Hosp Auth Rev Bradford
Hosp Proj(1)                                                 6.00%     10/1/2013              A          2,950      3,051,834

Mesa AZ Ind Dev Auth Discovery
Hlth Sys Ser A(12)                                           5.75%      1/1/2025            AAA            750        777,023

Michigan St Hosp Fin Auth Rev
Ref Hosp Sparrow Oblig Group                                5.625%    11/15/2036              A          1,000        946,890

Minneapolis & St Paul MN Hsg & Redev
Auth Hlthcare Sys Group Hlth Plan Proj                       6.90%    10/15/2022           BBB+            700        709,212

Mississippi Hosp Equip & Fac Forrest Cnty
Auth Rev Gen Hosp Proj(9)                                    6.00%      1/1/2030            Aaa            615        649,772

Missouri St Hlth & Ed Fac Auth Rev
Ser A Hlthcare(2)                                            5.25%      6/1/2021            AAA          7,825      7,685,324

Montgomery AL Med Clinic Brd Hlthcare
Fac Rev                                                      7.00%      3/1/2015            BBB          1,305      1,314,983

Montgomery Cnty OH Rev Catholic Hlth                         5.25%      9/1/2024            AA-          1,000        950,680

New Hampshire Hlth & Ed Fac Auth Rev                         6.00%     10/1/2024             A+            250        249,083

New Hampshire Hlth & Ed Fac Auth Rev
Dartmouth Hitchcock(9)                                       5.25%      8/1/2031            AAA          1,000        952,550

New Hampshire Hlth & Ed Fac Auth Rev
Hlthcare Sys                                                 6.00%      7/1/2022              A          1,750      1,737,645

New Hampshire Hlth & Ed Fac
Dartmouth Hitchcock Oblig Group(9)                           5.50%      8/1/2027            AAA          3,000      3,002,100

New Hampshire Hlth & Ed Fac Exeter Project                   5.75%     10/1/2031             A+          2,000      1,896,900

New Hampshire St Hlth & Ed Concord
Hosp(9)                                                      5.50%     10/1/2021            Aaa          1,035      1,044,657

New Jersey Econ Dev Auth Rev United
Methodist Homes                                             5.125%      7/1/2018           BBB-          1,000        882,410

New Jersey Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                5.75%      7/1/2031             A+            700        712,334

New Jersey Hlthcare Fac Fin Auth Rev
Society of the Valley Hosp Ser C(12)                        6.625%      7/1/2010            AAA            225        227,626

New Mexico St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A                                  5.50%      8/1/2025              A          2,650      2,558,655

New York NY City Ind Dev Agy Staten
Island Univ Hsp Proj A                                      6.375%      7/1/2031           Baa3          2,000      1,962,080

New York St Dorm Auth Rev Mount
Sinai Hlth Ser A                                             6.50%      7/1/2025            BBB          2,000      2,082,880

New York St Dorm Auth Rev Mount
Sinai Hlth Ser A                                             6.60%      7/1/2026            BBB          1,500      1,537,605

                       SEE NOTES TO FINANCIAL STATEMENTS.                      9

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
North Carolina Med Care Comm
Hosp Rev Pitt Cnty Mem Hosp Ser A(12)                        4.75%     12/1/2028            AAA      $   5,345    $ 4,821,831

North Carolina Med Care Comm Hosp
Rev Pitt Cnty Mem Hosp Ser B(12)                             4.75%     12/1/2028            AAA          2,035      1,835,814

North Carolina Med Care Comm Rev NC
Hsg Fndtn Inc(1)                                             6.45%     8/15/2020              A            150        156,198

Oregon St Hlth Hsg Ed & Cultural Fac
Auth Rev(2)                                                  5.25%    11/15/2019            AAA          2,000      2,009,580

Plymouth MN Hlth Fac Rev West Hlth
Proj Ser A(9)                                               6.125%      6/1/2024            AAA          2,990      3,194,337

Rochester MN Hlthcare Fac Rev Ser H RIBs                   10.247%    11/15/2015             AA         10,000     10,598,900

Saginaw MI Hosp Fin Auth Covenant
Med Ctr Ser F                                                6.50%      7/1/2030              A          1,000      1,032,100

Scottsdale AZ Indl Dev Auth Scottsdale
Hlthcare                                                     5.70%     12/1/2021             A3          1,000        964,430

Sebastian Cnty AR Hlth Fac Brd Hosp
Rev Impt Sparks Regl                                         5.25%     11/1/2021             A2            900        849,510

South Carolina Jobs Economic Dev Auth
Hosp Fac Rev Hlth Alliance Ser A                            7.375%    12/15/2021            BBB          2,000      2,129,980

South Dakota St Hlth & Ed Avera Hlth
Issue(2)                                                    5.125%      7/1/2027            AAA          5,500      5,227,035

St. Cloud MN Hlthcare Rev Hosp Oblig
Group Ser A(9)                                               6.25%      5/1/2018            Aaa          3,320      3,638,322

Sullivan Cnty TN Hlth Ed & Hsg Fac
Brd Rev Hosp                                                 6.25%      9/1/2022           BBB+          2,000      1,954,820

Sullivan Cnty TN Hlth Ed & Hsg Fac
Brd Rev Hosp                                                 6.25%      9/1/2032           BBB+          5,000      4,802,900

Tom Green Cnty TX Hlth Fac Shannon
Hlth Sys Proj                                                6.75%     5/15/2021           Baa3          1,800      1,833,624

Tyler TX Hlth Fac Dev Corp Hosp Rev
Mother Frances Hosp                                          6.00%      7/1/2027            BBB          1,500      1,432,395

University CO Hosp Auth Rev Ser A                            5.60%    11/15/2025             A3          1,000        974,380

Weber Cnty UT Hosp Rev Inc Hlth Svc(2)                       5.00%     8/15/2030            AAA            500        464,265

Wisconsin St Hlth & Ed Fac Auth Rev
Hess Mem Hosp Assn(1)                                       7.875%     11/1/2022              A          3,275      3,548,201

Wisconsin St Hlth & Ed Fac Auth Rev
Wheaton Franciscan Svc(12)                                   6.50%     8/15/2011            AAA            315        321,678
                                                                                                                  -----------
TOTAL                                                                                                             138,468,724
                                                                                                                  -----------
HOUSING 7.87%

Arlington Cnty VA Ind Dev Auth Multi
Fam Rev Hsg Mtg Sr Lien                                      6.30%      7/1/2016              A            500        521,420

10                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Arlington Cnty VA Ind Dev Auth Multi
Fam Rev Hsg Mtg Sr Lien                                      8.00%      7/1/2015            BB*      $     890   $    892,083

Bexar Cnty TX Hsg Fin Corp Rev AMT(10)                       8.20%      4/1/2022            AAA            400        401,168

Colorado Hsg Fin Auth Multi Fam Hsg
Ser A AMT                                                    6.80%     10/1/2037            AA+          2,360      2,478,425

Georgia St Hsg & Fin Auth Rev Sing
Fam Mtg Ser A Sub A-2 AMT(7)                                 6.40%     12/1/2015            AAA            620        639,660

Georgia St Hsg & Fin Auth Rev Sing
Fam Mtg Ser A Sub A-2 AMT(7)                                 6.45%     12/1/2027            AAA            200        204,868

Idaho Hsg Agy Sing Fam Mtg Ser F AMT(7)                      7.45%      7/1/2015            Aaa            600        628,728

Illinois Hsg Dev Auth Multi Fam Hsg
Lawndale AMT(7)                                              6.80%     12/1/2016            AAA          1,000      1,062,300

Illinois Hsg Dev Auth Multi Fam
Hsg Lawndale AMT(7)                                          7.10%     12/1/2034            AAA          1,500      1,598,925

Indiana St Hsg Fin Auth Sing Family
Mtg Rev Ser B-3 AMT(8)                                       5.55%      1/1/2025            Aaa          2,260      2,239,615

Kansas City MO Ind Dev Auth North Oak
Crossing Sr Ser A-1 AMT(2)                                   5.30%     12/1/2020            AAA          1,170      1,133,531

Maryland St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT                                   5.375%      9/1/2022            Aa2          5,000      4,917,600

Maryland St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Sing Fam Ser 7 AMT                           7.30%      4/1/2025            Aa2            175        178,101

Maryland St Cmnty Dev Admin
Residential Ser F AMT                                        5.50%      9/1/2022            Aa2          2,500      2,490,150

Maryland St Cmnty Dev Admin
Residential Ser H AMT                                        5.20%      9/1/2022            Aa2          1,000        964,020

Massachusetts St Hsg Fin Agy Hsg
Rev Rental Mtg Ser A AMT(2)                                  7.35%      1/1/2035            AAA          1,400      1,478,078

Massachusetts St Hsg Fin Agy Hsg Rev
Sing Fam Ser 29 AMT                                          6.75%      6/1/2026             AA          1,165      1,203,107

Minneapolis St. Paul MN Hsg Fin Brd
Rev Sing Fam Mtg Ser AB AMT(11)                              6.25%     11/1/2030            AAA            750        781,178

Minnesota St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT                                              5.60%      7/1/2022            AA+            560        563,405

Missouri St Hsg Dev Cmnty Mtg Rev
Sing Fam Homeowner Ln Ser B-1 AMT(11)                        6.25%      3/1/2031            AAA            885        900,948

Missouri St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(11)                              Zero Coupon       3/1/2029            AAA          2,085        433,763

Montana St Brd Hsg Sing Fam Mtg
Ser A-1(7)                                                   6.05%     12/1/2037            AA+          4,435      4,524,809

New Orleans LA Fin Auth Sing Fam
Mtg Rev Ser B-2 AMT(8)                                       6.00%     12/1/2018            Aaa            610        625,988

                       SEE NOTES TO FINANCIAL STATEMENTS.                     11

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
North Carolina Hsg Fin Agy Sing Fam
Rev Ser BB AMT                                               6.25%      3/1/2012             AA      $   1,000   $  1,033,140

Oklahoma Hsg Fin Agy Sing Fam
Rev Cap Apprec Ser D-1 AMT(11)                        Zero Coupon       3/1/2029            Aaa          6,000      1,215,720

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser B-1                             Zero Coupon       3/1/2029            Aaa          4,740        926,196

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser D-2 AMT(11)                     Zero Coupon       9/1/2030            Aaa          4,290        726,383

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Ser B-1(11)                                          5.30%      9/1/2026            Aaa            390        392,609

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Ser B-2 AMT                                   Zero Coupon       9/1/2030            Aaa          9,250      1,729,380

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Ser B-2 AMT(11)                                      5.40%      3/1/2025            Aaa            985        978,548

Prince Georges Cnty MD Hsg
Single Family Ser A AMT(11)                                  6.15%      8/1/2019            AAA            125        128,426

South Dakota Hsg Dev Auth
Home Ownership Mtg Ser A                                    5.125%      5/1/2027            AAA            500        477,245

St. Paul MN Hsg & Redev Auth
Elderly Hsg Franciscan Hlth Proj(10)                         5.30%    11/20/2022            AAA            250        242,063

St. Paul MN Hsg & Redev Auth
Elderly Hsg Franciscan Hlth Proj(10)                         5.35%    11/20/2027            AAA            500        487,045

Tennessee Hsg Dev Agy Mtg
Fin Ser A                                                    5.95%      7/1/2028             AA          1,135      1,148,870

Tennessee Hsg Dev Agy Mtg
Fin Ser A AMT                                               7.125%      7/1/2026             AA            145        148,332

Utah St Hsg Fin Agy Sing Fam
Mtg Ser A-2 AMT(7)                                           7.75%      1/1/2023            AAA             10         10,078

Washington St Hsg Fin Cmnty
Sing Fam Prog Ser A-2 AMT(11)                                6.30%     12/1/2027            Aaa            730        744,651

West Virginia St Hsg Dev Fd
Hsg Fin Ser B AMT                                            5.25%     11/1/2018            AAA          2,345      2,284,147

Wyoming Cmnty Dev Auth
Hsg Rev Ser 2 AMT                                            6.35%      6/1/2029             AA            510        521,108

Wyoming Cmnty Dev Auth
Hsg Rev Ser 5                                                5.90%      6/1/2017             AA            500        516,885
                                                                                                                 ------------
TOTAL                                                                                                              44,572,696
                                                                                                                 ------------

INDUSTRIAL 9.45%

Brazos River Auth TX Poll Ctrl Rev
Adj Ref TXU Elec Co Proj AMT                                 5.75%      5/1/2036           BBB+          4,000      3,959,240

12                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Butler AL Ind Dev Brd Solid Waste
Disp Rev James River Proj AMT                                8.00%      9/1/2028           BBB-      $   1,500   $  1,571,625

California Poll Ctrl Fin Auth Rev
Southern CA Ser B AMT(2)                                     6.40%     12/1/2024            AAA          4,500      4,680,135

California Statewide Cmnty Dev
Auth Lease Rev United Airlines
Ser A AMT                                                    5.70%     10/1/2033             B+          1,000        628,730

Chicago IL O'Hare Intl Arpt Spl Fac
Rev United Airlines Proj Ser C                               6.30%      5/1/2016           Caa1          3,000      1,842,810

Clark Cnty NV Ind Dev Rev PA
Ser 349 RIBs                                                 9.07%     10/1/2030             A*         12,500     10,948,500

Clark Cnty NV Ind Dev Rev
Ser C AMT(2)                                                 5.95%     12/1/2038            AAA          3,320      3,441,213

Coconino Cnty AZ Poll Ctrl Cor Rev
Nev Pwr Co Ser B AMT                                         5.80%     11/1/2032           BBB-          2,000      1,791,260

Connecticut St Dev Auth Solid Waste
Disp Fac Rev Pfizer Inc AMT                                  7.00%      7/1/2025            AAA          2,500      2,765,000

Effingham Cnty GA Dev Auth Fort
James Proj AMT                                              5.625%      7/1/2018           BBB-          1,000        893,530

Jacksonville FL Swr & Solid Waste
Disp Fac Rev Anheuser-Busch Proj AMT                        5.875%      2/1/2036             A+            500        496,680

Michigan St Strategic Fund Ltd Oblig
Ref-Detroit Edison Poll Ctl B AMT                            5.65%      9/1/2029             A-          3,645      3,512,140

Moraine OH Solid Waste Disp General
Motors Corp Proj AMT                                         5.65%      7/1/2024             A3            450        452,228

North Carolina Muni Pwr Agy No. 1
Catawba Elec Rev(1)                                          5.00%      1/1/2015              A          3,775      3,580,172

Northern Tob Secu Corp AK Asset Bk Bds                       5.50%      6/1/2029             A+            500        466,020

Philadelphia PA Auth For Ind Ser B(9)                       5.125%     10/1/2026            AAA          1,200      1,158,612

Rhode Island St Eco Dev Providence
Place Mall(3)                                               6.125%      7/1/2020             AA            550        580,564

Texas City TX Ind Dev Corp Marine
Term Rev Arco Pipe Line                                     7.375%     10/1/2020            AA+            650        780,995

Tobacco Settlement Rev Mgmt Auth
SC Ser B AMT                                                6.375%     5/15/2028             A1          6,500      6,613,295

Tulsa OK Mun Arpt Term Rev Ser B AMT                         6.00%      6/1/2035             BB          1,500      1,385,745

Wyandotte Cnty Kansas City KS Uni Govt
Ref General Motors Corp Proj                                 6.00%      6/1/2025             A3          2,000      2,001,460
                                                                                                                 ------------
TOTAL                                                                                                              53,549,954
                                                                                                                 ------------

LEASE 2.72%

Boise City ID Urban Renewal Lease Rev
Urban Renewal ADA Cnty Courts(2)                             6.25%     8/15/2019            AAA          7,385      8,201,190

                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Kentucky St Ppty & Bldg Comm Rev
Proj #74(9)                                                  5.00%      2/1/2022            AAA      $   1,000   $    969,350

Louisiana Loc Govt Env Fac Pkg Fac
Corp Garage Proj Ser A(2)                                   5.375%     10/1/2026            AAA          2,000      1,993,240

Murray City UT Mun Bldg Auth Ser A(2)                        5.30%     12/1/2021            Aaa          2,925      2,886,127

Rockingham NC Ctfs Partn(2)                                  5.00%      4/1/2020            AAA          1,405      1,370,802
                                                                                                                 ------------
TOTAL                                                                                                              15,420,709
                                                                                                                 ------------
MISCELLANEOUS 7.58%

Bemidji MN Lease Rev MN St Bureau
Criminal Appreh(12)                                          5.75%     12/1/2018            Aaa            555        577,977

Bemidji MN Lease Rev MN St Bureau
Criminal Appreh(12)                                          5.75%     12/1/2019            Aaa            315        327,858

Colorado Ed & Cultural Fac Auth Rev
Colorado Public Radio                                       5.625%      7/1/2022            BBB            500        473,660

Fayette Cnty GA Pub Fac Auth Rev
Criminal Justice Center Proj                                 6.00%      6/1/2030            AA-          3,500      3,917,550

George L Smith II GA World Congress
Ctr Auth Rev Domed Stadium Proj AMT(12)                      5.75%      7/1/2015            AAA          1,500      1,585,755

Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Proj                                 6.125%     11/1/2019             AA          1,000      1,089,910

Illinois Sports Fac Auth St Tax
Supported(2)                                          Zero Coupon      6/15/2030            AAA          3,000      1,829,130

Illinois Sports Fac Auth St Tax
Supported(2)                                                 5.00%     6/15/2032            AAA          8,500      7,923,955

Illinois Sports Fac Auth St Tax
Supported Cap Apprec(2)                               Zero Coupon      6/15/2025            AAA          3,750        993,075

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                                     Zero Coupon       1/1/2019              A          2,370        834,761

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                                     Zero Coupon       1/1/2022              A          4,640      1,329,917

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                                     Zero Coupon       1/1/2023              A          4,440      1,184,992

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                                     Zero Coupon       1/1/2026              A          5,140      1,117,744

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                                     Zero Coupon       1/1/2029              A          3,140        558,763

14                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Pennsylvania St Higher Ed Assistance
Agy Student Ln Rev AMT RIBs(2)                             10.744%      3/1/2022            AAA      $   4,500   $  4,699,890

Pittsburgh CA Redev Agy Los Medanos
Cmnty Dev Proj(2)                                     Zero Coupon       8/1/2028            AAA          2,385        522,625

Portland OR Urban Renewal & Redev
Downtown Waterfront Ser A(2)                                 5.50%     6/15/2020            Aaa            850        869,015

Portland OR Urban Renewal & Redev
Downtown Waterfront Ser A(2)                                 5.75%     6/15/2019            Aaa          1,500      1,588,830

Providence RI Redev Agy Rev Pub
Safety & Muni Bldg Ser A(2)                                  5.75%      4/1/2029            Aaa            415        432,140

South Carolina Jobs Eco Dev Auth
Rev Sr Myrtle Beach Convention Ser A                        6.625%      4/1/2036           BBB-            800        808,728

St. Louis MO Ind Dev Auth Rev Kiel Ctr
Multi Purp Arena AMT                                        7.875%     12/1/2024            BB*          3,500      3,611,580

Virginia St Pub Bldg Auth Pub Fac Rev
Ser A                                                        5.75%      8/1/2020            AA+            600        627,390

West Virginia Economic Dev Auth Lease Rev
Correctional Juvenile & Pub Ser A(12)                        5.00%      6/1/2026            AAA          2,500      2,356,100

Wyoming Bldg Corp Rev(2)                                     6.00%     10/1/2019            AAA          1,425      1,530,550

Wyoming Bldg Corp Rev(2)                                     6.00%     10/1/2021            AAA          2,000      2,135,680
                                                                                                                 ------------
TOTAL                                                                                                              42,927,575
                                                                                                                 ------------
POLLUTION 0.25%

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving Ser B                            7.20%      7/1/2016            Aaa          1,285      1,412,511
                                                                                                                 ------------

POWER 6.50%

Grant Cnty WA Pub Util Dist #2 Priest
Rapids Hydro 2nd Ser B AMT(12)                              5.375%      1/1/2018            AAA            300        300,492

Hamilton OH Elec Sys Mtg Rev Ser B(6)                        6.30%    10/15/2025            AAA          7,555      7,855,160

Hawaii St Dept Bdg & Fin Spl Mtg Rev HI
Elec Co Ser A AMT(12)                                        6.60%      1/1/2025            AAA            135        144,582

Hawaii St Dept Bdg & Fin Spl Purp
Rev AMT                                                     5.538%    12/15/2023            BBB          4,000      3,335,200

Long Island Pwr Auth NY Elec Rites PA
686 RIBs(12)                                                9.067%     12/1/2022           AAA*          5,500      5,618,580

Los Angeles CA Wtr & Pwr Rev Pwr
Sys Ser A-A1(9)                                              5.25%      7/1/2020            AAA          2,700      2,723,382

Milwaukee WI Loc Dist Heating Fac
Rev WI Elec Pwr Co Proj AMT                                  6.85%     10/1/2021            Aa3          4,100      4,171,668

Northern Muni Pwr Agy MN Elec Sys
Rev Ser B(2)                                                 5.50%      1/1/2018            AAA          1,800      1,837,512

                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Piedmont Muni Pwr Agy SC Elec
Rev Ser A(12)                                                4.75%      1/1/2025            AAA      $  10,110   $  9,291,697

Western Generation Agy OR Rev Wauna
Cogeneration Ser B AMT                                       7.40%      1/1/2016           BBB*          1,500      1,570,530
                                                                                                                 ------------
TOTAL                                                                                                              36,848,803
                                                                                                                 ------------

PREREFUNDED 3.78%

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86-A ETM(12)                        Zero Coupon       8/1/2015            AAA          1,000        504,500

Cumberland Cnty NC Ctfs Partn Civic
Ctr Proj Ser A(2)                                            6.40%     12/1/2019            AAA          2,800      3,086,496

Glendale AZ Dev Auth Ed Fac Rev
Amer Graduate Sch Intl(5)                                   7.125%      7/1/2020            AAA          1,000      1,122,740

Indiana St Ed Fac Auth Rev                                   6.65%      3/1/2019           AAA*            860        933,934

Iowa Fin Auth Rev ETM                                        5.25%     8/15/2021            AA-            235        234,135

Iowa Fin Auth Rev IA St Revolving
Fd Comb Ser                                                  6.25%      5/1/2024             A+          3,400      3,652,110

Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(12)                                        5.75%      7/1/2019            AAA          2,000      2,175,440

Missouri St Envr Impt & Enrg
Prerefunded St Revolving Fd Ser B                            7.20%      7/1/2016            Aaa          1,965      2,182,211

Ohio St                                                      6.20%      8/1/2013            Aa1            750        828,660

Puerto Rico Elec Pwr Auth Pwr
Rev RIBs(9)                                                10.303%      7/1/2023            AAA          2,500      2,622,950

University NM Tech Dev Corp Lease
Rev Univ Ctr Res Ser A(12)                                   6.55%     8/15/2025            AAA          1,410      1,551,113

Weber Cnty UT Mun Bldg Auth Lease
Rev(3)                                                       7.50%    12/15/2019            AAA          2,250      2,545,155
                                                                                                                 ------------
TOTAL                                                                                                              21,439,444
                                                                                                                 ------------
SOLID WASTE 0.17%

Cobb Cnty GA Solid Waste Mgmt Auth
Rev AMT                                                      6.40%      1/1/2015            AAA            900        951,858
                                                                                                                 ------------

TRANSPORTATION 6.84%

Atlanta GA Arpt Rev Ser A(6)                                 5.50%      1/1/2026            AAA            865        877,300

Billings MT Arpt Rev AMT(12)                                 6.10%      7/1/2016            AAA            190        206,357

Billings MT Arpt Rev AMT(12)                                 6.20%      7/1/2020            AAA          2,775      2,983,847

Delaware Transn Auth Trans Sys Rev Sr                        6.00%      7/1/2020             AA          6,215      6,625,812

Denver CO City & Cnty Arpt Rev Ser A
AMT(6)                                                       5.00%    11/15/2017            AAA          1,000        966,280

16                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Denver CO City & Cnty Arpt Rev Ser A
AMT(2)                                                      5.625%    11/15/2023            AAA      $   2,995   $  3,026,358

Denver CO City & Cnty Arpt Rev
Ser D(12)                                                    5.50%    11/15/2025            AAA          1,345      1,353,057

Houston TX Arpt Sys Rev
Sub Lien Ser A AMT(6)                                        5.50%      7/1/2012            AAA          1,610      1,671,357

Houston TX Arpt Sys Rev
Sub Lien Ser A AMT(9)                                        5.70%      7/1/2030            AAA          2,615      2,619,341

Massachusetts St Port Auth
PFC Ser A(9)                                                5.125%      7/1/2017            AAA            225        222,289

Michigan St Trunk Line
Ref Ser A(12)                                                4.75%     11/1/2020            AAA            900        840,897

Minneapolis & St Paul MN
Met Sub Ser C(6)                                             5.25%      1/1/2026            AAA            410        404,490

New Jersey St Transn Tr Fd
Transn Sys Ser B                                             6.00%     6/15/2019             AA          2,550      2,837,411

Northwest Pkwy Pub Hwy Auth Co Rev
Cap Apprec Sr Ser B(9)                                Zero Coupon      6/15/2028            AAA         10,000      2,078,100

Port Kalama WA Rev Ser B AMT                                5.625%     12/1/2015             A3          1,025      1,015,765

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B                                        6.00%      7/1/2026              A          1,500      1,568,970

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser PMD RIBs(9)                             10.25%      7/1/2026            AAA            500        565,240

Rhode Island St Eco Corp Arpt Rev
Ser B(6)                                                     6.00%      7/1/2020            AAA          1,210      1,286,617

Rhode Island St Eco Corp Arpt Rev
Ser B(6)                                                     6.00%      7/1/2028            AAA          1,200      1,267,836

Richland Lexington SC Arpt Columbia
Met Arpt Ser A(9)                                            5.00%      1/1/2026            AAA            500        472,735

San Francisco CA City & Cnty Arpt
Commn Intl Arpt Rev Spl Fac Lease
SFO Fuel Ser A AMT(9)                                       6.125%      1/1/2027            AAA            500        539,965

Santa Rosa Bay FL Bldg Auth Rev(1)                           6.25%      7/1/2028              A          1,025        985,333

Santa Rosa Bay FL Bldg Auth Rev                              6.25%      7/1/2028             B1          2,040      1,268,941

South Carolina Transn Infrastructure Bk
Rev Ser A(2)                                                5.125%     10/1/2031            Aaa          2,000      1,925,000

St. Louis MO Arpt Rev Airport Dev Prog
Ser A(12)                                                    5.00%      7/1/2020            AAA          1,200      1,169,076
                                                                                                                 ------------
TOTAL                                                                                                              38,778,374
                                                                                                                 ------------
WATER/SEWER 5.90%

Baltimore MD Rev Water Proj Ser A(9)                         6.00%      7/1/2018            AAA            285        310,465

                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Baltimore MD Rev Water Proj Ser A(9)                         6.00%      7/1/2020            AAA      $     275   $    295,097

Beaufort Jasper SC Wtr & Swr Auth
Wtrwks & Swr Sys Rev(9)                                      5.00%      3/1/2026            AAA          2,000      1,911,280

Brighton Township MI San Sew Drainage
Dist(9)                                                      5.25%     10/1/2018            AAA          1,615      1,621,557

Broad River NC Wtr Auth(12)                                 5.375%      6/1/2026            Aaa            400        402,304

Chisholm Creek Util Auth KS Bel Aire
& Park City KS Proj(12)                                      5.25%      9/1/2020            Aaa            470        472,599

Chisholm Creek Util Auth KS Bel Aire
& Park City KS Proj(12)                                      5.25%      9/1/2021            Aaa          1,025      1,025,769

Chisholm Creek Util Auth KS Bel Aire
& Park City KS Proj(12)                                      5.25%      9/1/2023            Aaa            570        567,794

Detroit MI Wtr Supply Sys Sr Lien-Ser A(6)                   5.75%      7/1/2028            AAA          1,500      1,574,775

Fairfax Co VA Wtr Auth Wtr Rev Ref                           5.00%      4/1/2027            AAA          2,000      1,925,440

Gainesville GA Wtr & Sew Rev(9)                             5.375%    11/15/2020            AAA          3,900      3,971,565

Gautier MI Util Dist Util Sys Rev Ref(6)                    5.125%      3/1/2019            Aaa            425        420,950

Grand Forks ND Wtr Rev Ser D(12)                            5.375%      9/1/2020            Aaa          1,150      1,159,614

Houston TX Wtr & Swr Sys Rev Ser D(12)                      6.125%     12/1/2029            AAA          1,400      1,506,932

Iowa City IA Swr Rev(9)                                     5.375%      7/1/2020            Aaa            720        727,898

Kansas St Dev Fin Auth Rev Pub Wtr
Supply Revolving Ln-2                                        4.75%      4/1/2018             A2          1,180      1,119,124

Midlothian TX Wtr Dist(9)                             Zero Coupon       9/1/2022            AAA          2,000        628,800

New York NY City Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A                                      5.50%     6/15/2023             AA          1,050      1,055,712

Northern KY Wtr Dist Rev Ser A(6)                            5.00%      2/1/2021            Aaa            280        272,653

Ohio St Wtr Dev Auth Rev Ref Fresh
Wtr Ser B(9)                                                 5.50%      6/1/2021            AAA          1,215      1,275,422

Oregon St Brd Bk Rev OR Econ Cmnty
Dev Dept Ser A(12)                                           5.50%      1/1/2017            AAA            570        586,593

Paragould AR Wtr Swr & Elec Rev(2)                           5.65%     12/1/2025            AAA            815        839,678

Phoenix AZ Civic Impt Corp(6)                                6.00%      7/1/2024            AAA          2,400      2,688,528

South Dakota Conservancy Dist(2)                             5.00%      8/1/2022            Aaa          2,700      2,593,242

South Dakota Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)                                       5.00%      8/1/2022            Aaa            500        481,435

West Virginia Wtr Dev Auth Infrastructure
Rev Ser A(9)                                                5.625%     10/1/2026            AAA          1,555      1,591,340

White Hsg Util Dist TN Robertson &
Sumner Cntys Wtr & Swr Rev(9)                                6.00%      1/1/2026            Aaa          1,090      1,205,584

18                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NATIONAL TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Wyandotte Cnty Kansas City KS Uni
Gov't Util Sys Rev(12)                                       4.50%      9/1/2028            AAA      $     950   $    836,456

York Cnty VA Swr Rev                                        5.875%      6/1/2024            Aa3            330        346,444
                                                                                                                 ------------
TOTAL                                                                                                              33,415,050
                                                                                                                 ------------
TOTAL MUNICIPAL BONDS 100.41% (Cost $560,853,796)                                                                $568,880,765
=============================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2002

EDUCATION 13.79%

Abag Fin Auth For Nonprofit Corps CA
Rev CA Sch of Mech Arts                                      5.25%     10/1/2026             A3          1,000        958,790

Abag Fin Auth For Nonprofit Corps CA
Rev CA Sch of Mech Arts                                      5.30%     10/1/2032             A3          1,185      1,139,994

Abag Fin Auth For Nonprofit Corps CA
Rev Ser A CA Sch of Sacred Heart                             6.45%      6/1/2030           Baa3          1,000      1,045,300

California Ed Fac Auth Rev Fresno
Pacific Univ Ser A                                           6.75%      3/1/2019           Baa3          1,250      1,342,225

California Ed Fac Auth Rev Institute
of Technology                                                4.50%     10/1/2027            AAA          1,500      1,303,215

California Ed Fac Auth Rev
Loyola-Marymount Univ(12)                                    5.00%     10/1/2024            Aaa            775        745,635

California Ed Fac Auth Rev
Pepperdine Univ                                              5.75%     9/15/2030             A1          2,000      2,097,440

California Ed Fac Auth Rev
Pepperdine Univ Ser A                                        5.00%     11/1/2029             A1            805        748,175

California Ed Fac Auth Rev
Pooled College & Univ Proj Ser C ETM                         6.50%      6/1/2020           Baa3          3,000      3,500,550

California Ed Fac Auth Rev Res
Ctfs Ser 113 RIBs                                           8.665%     12/1/2027            AAA          2,525      2,489,246

California Ed Fac Auth Rev Scripps College                   5.25%      8/1/2021             A1            425        421,910

California Ed Fac Auth Rev Scripps College                   5.25%      8/1/2026             A1          1,145      1,105,280

California Ed Fac Auth Rev Univ of
San Diego(2)                                                 5.00%     10/1/2028            Aaa          1,500      1,426,095

California Ed Fac Auth Rev Univ of
San Francisco(12)                                            6.00%     10/1/2016            AAA             75         83,189

California Ed Fac Auth Rev Univ of
San Francisco(12)                                            6.00%     10/1/2026            AAA          2,565      2,794,875

California St Univ Rev & Colleges
Hsg Sys(6)                                                   5.90%     11/1/2021            AAA          1,045      1,119,247

                       SEE NOTES TO FINANCIAL STATEMENTS.                     19

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
California St Univ Fndtn Rev Monterey
Bay(12)                                                      5.30%      6/1/2022            AAA        $   250   $    252,148

California Statewide Cmntys Dev Auth
Auxiliary Fndtn CA St Univ(12)                               5.20%      6/1/2024            AAA            525        518,836

San Diego St Univ Fndtn Insd Ser A(12)                       5.00%      3/1/2027            AAA          2,000      1,906,820

Southwestern Cmnty College(2)                                5.38%      8/1/2025            AAA          1,500      1,514,685
                                                                                                                 ------------
TOTAL                                                                                                              26,513,655
                                                                                                                 ------------
FINANCE 7.93%

California St Univ Fin Auth Rev CA East
Campus Cmnty Ser A(12)                                       5.25%      9/1/2026            AAA          5,500      5,499,725

Inglewood CA Pub Fin Auth Rev Ser A(2)                       5.25%      8/1/2021            AAA            600        599,232

Oakland CA JT Pwrs Fin Auth Reassmt Rev                      5.50%      9/2/2024             A-            515        511,694

Orange Cnty CA Recovery Ctfs Partn
Residual Ctfs Ser 128 RIBs(12)                             10.015%      7/1/2019           AAA*          2,500      2,869,500

Orange Cnty CA Recovery Ctfs Partn
Ser A(12)                                                    6.00%      7/1/2026            AAA            750        816,030

Puerto Rico Pub Fin Corp Comwlth
Approp Ser E                                                 5.50%      8/1/2029             A-          1,000      1,002,930

Sacremento CA City Fin Auth Rev Cap
Impt Ser A(2)                                                5.00%     12/1/2026            AAA            900        859,437

Salida CA Area Pub Fac Fin Agy Cmnty
Fac Dist Spl Tax #1998-1(9)                                  5.25%      9/1/2028            AAA          1,200      1,186,416

San Luis Opispo Cnty CA Fin Auth
Rev Ser A(12)                                               5.375%      8/1/2030            AAA          1,900      1,904,275
                                                                                                                 ------------
TOTAL                                                                                                              15,249,239
                                                                                                                 ------------
GENERAL OBLIGATION 27.00%

Barstow CA Unified Sch Dist Ser A(6)                         5.00%      8/1/2026            Aaa          2,500      2,386,125

Berryessa CA Unified Sch Dist Election
of 1999 Ser B(9)                                             5.25%      8/1/2019            AAA          1,415      1,428,372

Cabrillo CA Cmnty College Cap Apprec
Ser B(6)                                              Zero Coupon       8/1/2022            AAA          3,235      1,025,948

California St                                                5.00%      2/1/2023             A+          1,000        949,070

California St(6)                                             5.25%      9/1/2030            AAA          1,190      1,174,375

California St Veterans Ser B AMT(2)                          5.70%     12/1/2032            AA-          1,000      1,002,110

Capistrano CA Unified Sch Dist Sch
Fac Impt Dist #1 Ser A(6)                                    6.00%      8/1/2024            AAA          2,500      2,695,600

El Monte CA City Sch Dist Ser A(9)                           6.25%      5/1/2025            AAA          1,230      1,352,250

Empire Unified CA Sch Dist Spl Tax
Cmnty Facs Dist #1987-1-A(2)                          Zero Coupon      10/1/2023            AAA          1,665        485,148

20                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Empire Unified CA Sch Dist Spl Tax
Cmnty Facs Dist #1987-1-A(2)                          Zero Coupon      10/1/2024            AAA        $ 1,665   $    454,112

Empire Unified CA Sch Dist Spl Tax
Cmnty Facs Dist #1987-1-A(2)                          Zero Coupon      10/1/2025            AAA          1,665        427,655

Fremont CA Unified High Sch Dist
Santa Clara Cnty Ser B(6)                                    5.25%      9/1/2025            AAA          3,345      3,322,555

Fresno CA Unified Sch Dist Election
1995 Ser F(9)                                               5.125%      8/1/2026            AAA          1,410      1,374,496

Los Angeles CA Cmnty College Ser A(12)                       5.00%      6/1/2026            AAA          6,375      6,090,611

Los Angeles CA Cmnty College Ser A(9)                        6.00%     8/15/2020            AAA          1,455      1,502,287

Los Angeles CA Unified Sch Dist Election
of 1997 Ser E(12)                                           5.125%      1/1/2027            AAA          3,000      2,919,000

Monrovia CA Unified Sch Dist Cap
Apprec Ser B(6)                                       Zero Coupon       8/1/2032            AAA          5,250        910,770

Montebello CA Unified Sch Dist(9)                            5.00%      8/1/2020            AAA            350        342,577

Mount Pleasant CA Elem Sch Dist 1998
Election Ser C(9)                                            5.50%      3/1/2026            AAA            715        730,859

Napa Vally CA Univ Unified Sch Dist
Election of 1996 Ser E(6)                                    5.30%      8/1/2024            AAA            475        475,390

Novato CA Unified Sch Dist(6)                                4.75%      8/1/2021            AAA          1,000        938,520

Riverside CA Unified Sch Dist Election
Ser A(6)                                                     5.00%      2/1/2027            AAA          1,000        952,270

Oakland CA Unified Sch Dist
Alameda Cnty(6)                                              5.00%      8/1/2026            AAA          5,170      4,938,539

Oxnard CA Unified High Sch Dist
Ref Ser A(12)                                                6.00%      2/1/2020            AAA            650        707,519

Oxnard CA Unified High Sch Dist
Ref Ser A(12)                                                6.20%      8/1/2030            AAA          3,000      3,298,110

Pittsburg CA Unified Sch Dist Ser E(9)                       6.00%      8/1/2024            AAA          1,380      1,488,178

Placer CA Union High Sch Dist Cap
Apprec Ser A(6)                                       Zero Coupon       8/1/2020            AAA          2,000        716,520

Pomona CA Unified Sch Dist(12)                               6.15%      8/1/2030            AAA          1,000      1,107,650

Pomona CA Unified Sch Dist Ser A(12)                         6.55%      8/1/2029            AAA          1,000      1,194,030

Puerto Rico Pub Bldg Auth Rev Gtd
Conv Cap Apprec Ser D(2)                              Zero Coupon       7/1/2030            AAA            750        428,670

Rocklin CA Unified Sch Dist Cmnty
Facs Dist Spl Tax Cap App #1(12)                      Zero Coupon       9/1/2018            AAA          1,080        437,692

Rocklin CA Unified Sch Dist Cmnty
Facs Dist Spl Tax Cap App #1(12)                      Zero Coupon       9/1/2019            AAA          1,110        418,614

Rocklin CA Unified Sch Dist Cmnty
Facs Dist Spl Tax Cap App #1(12)                      Zero Coupon       9/1/2020            AAA          1,145        404,654

                       SEE NOTES TO FINANCIAL STATEMENTS.                     21

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
San Juan CA Unified Sch Dist(6)                       Zero Coupon       8/1/2023            AAA        $ 1,000   $    297,250

Santa Cruz CA City Elem Sch
Dist Ser B(6)                                                6.00%      8/1/2029            AAA          2,500      2,730,000

Yuba City CA Unified Sch Dist Cap
Apprec(6)                                             Zero Coupon       9/1/2021            AAA          2,400        804,624
                                                                                                                 ------------
TOTAL                                                                                                              51,912,150
                                                                                                                 ------------
HEALTHCARE 4.19%

Abag Fin Auth for Nonprofit Corp
CA Ctfs Partn O'connor Woods
Oblig Group(1)                                               6.20%     11/1/2029              A            975      1,024,169

California Infrastructure & Econ Dev Bk
Rev Kaiser Hosp Asst I LLC Ser A                             5.55%      8/1/2031              A          1,000        992,750

California Infrastructure & Econ Dev Bk
Rev Kaiser Hosp Asst I LLC Ser B                             5.50%      8/1/2031              A          1,500      1,451,145

California Infrastructure & Econ Dev Bk
Rev Scripps Research Inst Ser A                              5.75%      7/1/2030            Aa3          1,500      1,567,305

Central CA JT Pwrs Health Fin Auth Ctfs
Partn Cmnty Hosp of Central CA                               5.75%      2/1/2031           BBB+          1,000        984,690

Central CA JT Pwrs Health Fin Auth Ctfs
Partn Cmnty Hosp of Central CA                               6.00%      2/1/2030           BBB+            750        752,130

Torrance CA Hosp Rev Torrance Memorial
Med Ctr Ser A                                                5.50%      6/1/2031             A+            800        771,808

Torrance CA Hosp Rev Torrance Memorial
Med Ctr Ser A                                                6.00%      6/1/2022             A+            500        514,905
                                                                                                                 ------------
TOTAL                                                                                                               8,058,902
                                                                                                                 ------------
INDUSTRIAL 0.75%

California Statewide Cmnty Dev Auth
Lease Rev Spl Fac United Airlines Ser A AMT                  5.70%     10/1/2033             B+          2,300      1,446,079
                                                                                                                 ------------
LEASE 0.99%

California St Pub Wks Brd Lease
Rev Dept Gen Svcs-Teale Data Ctr B(2)                        5.25%      3/1/2020            AAA          1,000      1,005,320

Santa Ana CA Unified Sch Dist
Ctfs Partn Fin Proj(9)                                Zero Coupon       4/1/2019            AAA          2,295        893,306
                                                                                                                 ------------
TOTAL                                                                                                               1,898,626
                                                                                                                 ------------
MISCELLANEOUS 6.74%

California Infrastructure & Econ Dev
Bk Rev Asian Museum Fdtn(12)                                 5.25%      6/1/2030            AAA            115        113,492

California Infrastructure & Econ Dev
Bk Rev YMCA Metropolitan LA
Proj(2)                                                      5.25%      2/1/2026            AAA          2,000      1,983,720

22                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Concord CA Redev Agy Tax Alloc
Ser 3(4)                                                     8.00%      7/1/2018            AAA        $    35   $     35,464

Imperial CA Ctfs Partn Ref-Wtr Fac(6)                        5.00%    10/15/2020            AAA          3,250      3,180,775

Pittsburgh CA Redev Agy Tax Alloc Los
Medanos Cmnty Dev Proj(2)                             Zero Coupon       8/1/2026            AAA          3,500        864,780

Rnr Sch Fin Auth CA Spl Tax Cmnty Fac
Dist #92-1 Ser A(2)                                         5.625%      9/1/2030            AAA          3,985      4,139,658

Tob Securitization Auth Northern
CA Tob Settlement Rev Asset Bkd
Bds Ser A                                                    5.00%      6/1/2028              A          2,000      1,936,000

Tob Securitization Auth Northern CA
Tob Settlement Rev Asset Bkd Bds Ser A                       5.25%      6/1/2031              A            750        712,433
                                                                                                                 ------------
TOTAL                                                                                                              12,966,322
                                                                                                                 ------------
POLLUTION 6.71%

California Poll Ctrl Fin Auth Rev Pacific
Gas & Elec Ser A AMT(12)                                     5.35%     12/1/2016            AAA          2,000      2,045,060

California Poll Ctrl Fin Auth Rev Southern
CA Ser B AMT(2)                                              6.40%     12/1/2024            AAA         10,435     10,852,713
                                                                                                                 ------------
TOTAL                                                                                                              12,897,773
                                                                                                                 ------------
POWER 12.66%

Los Angeles CA Wtr & Pwr Rev Pwr
Sys-A-A-1(12)                                                5.00%      7/1/2024            AAA            850        817,921

M-S-R Pub Pwr Agy CA San Juan Proj
Rev Ref Ser I(12)                                            5.00%      7/1/2018            AAA          1,000        991,140

M-S-R Pub Pwr Agy CA San Juan Proj
Rev Ser D ETM(12)                                            6.75%      7/1/2020            AAA          1,000      1,179,680

Northern CA Transmission Rev CA OR
Transmission Ser A(12)                                       6.50%      5/1/2016            AAA          4,250      4,347,835

Northern CA Transmission Rev RIBs(12)                       8.797%     4/29/2024            AAA          8,500      8,953,390

Palo Alto CA Util Rev Ser A                                  6.25%      6/1/2020            AA+          1,610      1,733,616

Sacramento CA Muni Util Dist Elec Rev
RIBs(6)                                                     11.10%     8/15/2018            AAA          6,000      6,328,080
                                                                                                                 ------------
TOTAL                                                                                                              24,351,662
                                                                                                                 ------------

PREREFUNDED 4.19%

Metro Wtr Dist Southern CA Wtr Wks
Rev RIBs                                                   10.196%      8/5/2022             AA          7,300      8,045,987
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     23

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 11.50%

Los Angeles Cnty CA Met Trans Auth
Sales Tax Rev Prop A-1st Sr Ser A(9)                         5.00%      7/1/2027            AAA        $ 1,000   $    953,080

Port Oakland CA Port Rev Ser J(12)                           5.50%     11/1/2026            AAA          5,000      5,168,600

San Francisco CA Bay Area Rapid Tran
Dist Sales Tax Rev(2)                                        5.00%      7/1/2026            AAA          3,100      2,961,430

San Francisco CA City & Cnty Arpt Commn
Intl Arpt Rev AMT(9)                                         5.75%      1/1/2014            AAA            500        536,925

San Francisco CA City & Cnty Arpt Commn
Intl Arpt Rev Ser Issue 6 AMT(2)                             6.50%      5/1/2018            AAA          4,500      4,822,650

San Francisco CA City & Cnty Arpt Commn
Intl Arpt Rev Spl Fac Lease SFO Fuel
Ser A AMT(9)                                                6.125%      1/1/2027            AAA            500        539,965

San Francisco CA City & Cnty Aprt
Commn Rev Second Ser Issue 15A AMT(9)                        5.00%      5/1/2017            AAA          2,000      1,952,340

San Francisco CA City & Cnty Arpt Commn
Rev Ser Issue 2(12)                                          6.75%      5/1/2020            AAA          3,230      3,430,712

San Francisco CA City & Cnty Arpt Commn
Rev Ser Issue 20(12)                                         4.50%      5/1/2023            AAA          1,440      1,262,477

San Francisco CA City & Cnty Arpt Commn
Rev Ser Issue 20(12)                                         4.50%      5/1/2026            AAA            570        491,448
                                                                                                                 ------------
TOTAL                                                                                                              22,119,627
                                                                                                                 ------------

WATER/SEWER 3.72%

East Bay CA Muni Util Dist Wst Wtr
Treatment Sys Rev RIBs(2)                                    8.82%      6/1/2020            AAA          2,050      2,194,710

El Monte CA Wtr Auth Rev(2)                                  5.60%      9/1/2029            AAA          2,000      2,058,720

Los Angeles CA Wst Wtr Sys Rev
Ser C(12)                                                    4.00%      6/1/2019            AAA          1,735      1,472,043

Reedley CA Pub Fin Auth Wst Wtr
Treatment Plant Proj(2)                                      6.05%      5/1/2015            AAA          1,400      1,432,732
                                                                                                                 ------------
TOTAL                                                                                                               7,158,205
                                                                                                                 ------------
TOTAL MUNICIPAL BONDS 100.17% (Cost $190,348,104)                                                                $192,618,227
=============================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2002

EDUCATION 29.11%

Connecticut St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(3)                                        5.50%      7/1/2021             AA        1,000          999,910

24                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Connecticut St Hlth & Ed Fac Auth Rev
Brunswick Sch Ser A(12)                                      5.00%      7/1/2029            AAA        $   300   $    287,496

Connecticut St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(12)                                     5.25%      7/1/2019            AAA            600        608,286

Connecticut St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(12)                                     5.50%      7/1/2029            AAA          1,235      1,251,858

Connecticut St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A                                       5.75%      7/1/2029             A+          3,200      3,315,712

Connecticut St Hlth & Ed Fac Auth Rev
Sacred Heart Univ Issue Ser C                                6.50%      7/1/2016           BBB-            275        284,207

Connecticut St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(12)                                   5.40%      7/1/2027            AAA           1350      1,359,531

Connecticut St Hlth & Ed Fac Auth Rev
Trinity College Ser E(12)                                   5.875%      7/1/2026            AAA           1000      1,042,540

Connecticut St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)                                     5.00%      7/1/2021            AAA           1200      1,180,968

Connecticut St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                         5.375%      7/1/2029             A+            210        208,347

Connecticut St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D(1)                                    6.70%      7/1/2026              A           1000      1,034,840

Connecticut St Hlth & Ed Fac Auth Rev
Yale Univ RIBs                                             10.327%     6/10/2030            AAA           6800      7,067,376

Connecticut St Hlth & Ed Fac Gunnery
Sch(3)                                                       5.35%      7/1/2031             AA            695        673,969

Connecticut St Hlth & Ed Fac Loomis
Chaffee Sch Ser D                                            5.25%      7/1/2031             A2           2750      2,709,327

Connecticut St Hlth & Ed Fac Quinnipiac
College Ser E(1)(9)                                          4.75%      7/1/2028            AAA           1480      1,355,428

Connecticut St Hlth & Ed Fac Salisbury
Sch Issue Ser A(3)                                           4.75%      7/1/2028             AA           2230      1,990,431

Connecticut St Hlth & Ed Fac Taft Sch Issue
Ser F                                                        4.75%      7/1/2020            AA-           1000        950,700

Connecticut St Hlth & Ed Fac Univ Hartford
Ser E(3)                                                     5.25%      7/1/2032             AA            250        241,173

University Puerto Rico Rev Univ Rev
Ser O(12)                                                   5.375%      6/1/2030            AAA           1650      1,659,323
                                                                                                                 ------------
TOTAL                                                                                                              28,221,422
                                                                                                                 ------------

FINANCE 1.03%

Puerto Rico Pub Fin Corp Comwlth
Approp Ser E                                                 5.50%      8/1/2029             A-          1,000      1,002,930
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     25

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 11.16%

Bridgeport CT Ser C(6)                                       4.75%     8/15/2021            AAA        $ 1,000   $    936,150

Bridgeport CT Ser C(6)                                       5.00%     8/15/2020            AAA            500        489,965

Connecticut St Ser A                                        5.625%     4/15/2020             AA          1,000      1,042,920

Connecticut St Ser B                                         5.60%     6/15/2020             AA            250        258,780

Connecticut St Ser D                                        5.125%    11/15/2018             AA          1,500      1,501,605

Hartford CT                                                  6.50%    12/15/2005            AA-            730        808,548

Monroe CT                                                    6.60%     4/15/2005            Aa2            100        109,298

Montville CT                                                 6.70%     6/15/2009            Aa3            550        633,523

Montville CT                                                 6.70%     6/15/2010            Aa3            575        668,173

New Haven CT Ser A(2)                                        5.00%     11/1/2021            AAA          1,000        980,390

Puerto Rico Comwlth Pub Impt                          Zero Coupon       7/1/2018              A          2,000        857,760

Puerto Rico Comwlth Ref Pub Impt(9)                          4.50%      7/1/2023            AAA            500        454,675

Redding CT                                                   6.60%     4/15/2010            Aa1            100        115,776

Regional Sch Dist # 16 CT(6)                                 5.00%      2/1/2020            Aaa            115        113,391

University CT Ser A(6)                                      5.625%      3/1/2020            AAA          1,000      1,048,110

Voluntown CT                                                 6.75%     10/1/2002             A3            100        102,385

Watertown CT                                                 6.50%     6/15/2003            Aa3            100        104,878

West Hartford CT                                             4.50%     1/15/2021            AAA            525        485,389

West Haven CT(12)                                            6.50%     6/15/2006            AAA            100        110,793
                                                                                                                 ------------
TOTAL                                                                                                              10,822,509
                                                                                                                 ------------
HEALTHCARE 7.07%

Connecticut St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A(12)                                   6.625%      7/1/2018            AAA          1,250      1,286,613

Connecticut St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(12)                                5.625%    11/15/2020            AAA            325        338,897

Connecticut St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C(2)                                5.625%      7/1/2029            AAA          1,000      1,027,840

Connecticut St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Subser A(2)                              5.00%      7/1/2028            AAA            965        918,892

Connecticut St Hlth & Ed Fac Auth Rev
Hosp For Sp Care Ser B                                       5.50%      7/1/2027            BBB          1,895      1,678,326

Connecticut St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(3)                                5.75%      7/1/2029             AA            650        673,985

Connecticut St Hlth & Ed Fac Auth Rev
Windham Cmnty Mem Hosp Ser C                                 6.00%      7/1/2020           BBB-          1,000        923,830
                                                                                                                 ------------
TOTAL                                                                                                               6,848,383
                                                                                                                 ------------

26                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
HOUSING 5.80%

Connecticut St Hsg Fin Auth Hsg Mtg Fin
Prog Ser B                                                   6.75%    11/15/2023            AAA        $ 1,605   $  1,652,171

Connecticut St Hsg Fin Auth Hsg Mtg Fin
Ser C-2 AMT                                                  6.00%    11/15/2020            AAA          1,000      1,028,330

Connecticut St Hsg Fin Auth Spl Oblig
Grp Home Mtg Ser G-H5(2)                                     5.85%     6/15/2030            AAA            500        511,485

Connecticut St Hsg Fin Auth
Subser B-2 AMT                                               5.75%    11/15/2021            AAA          2,405      2,434,389
                                                                                                                 ------------
TOTAL                                                                                                               5,626,375
                                                                                                                 ------------
INDUSTRIAL 13.01%

Connecticut St Dev Auth Govt(12)                             6.60%     6/15/2014            AAA            500        542,560

Connecticut St Dev Auth Ind Dev Rev
Watson Foods Co Inc Proj AMT                                 5.90%      6/1/2028           BB-*            690        600,900

Connecticut St Dev Auth Poll Ctrl Rev
Pfizer Inc Proj                                              6.55%     2/15/2013            AAA          3,570      3,703,946

Connecticut St Dev Auth Solid Waste
Disp Fac Rev Pfizer Inc AMT                                  7.00%      7/1/2025            AAA          2,500      2,765,000

Connecticut St Res Recovery Auth
American Fuel Co Proj Ser A AMT                              6.45%    11/15/2022            BBB          4,985      4,998,310
                                                                                                                 ------------
TOTAL                                                                                                              12,610,716
                                                                                                                 ------------
MISCELLANEOUS 10.64%

Connecticut St Dev Auth Aquarium
Rev Mystic Marinelife Aquarium Proj
Ser A                                                        7.00%     12/1/2027            BB*          1,500      1,507,200

New Haven CT Air Rights Pkg
Fac Rev(12)                                                  6.50%     12/1/2015            AAA          8,025      8,235,656

Puerto Rico Pub Bldg Auth Rev
Gtd Conv Cap Apprec Ser D(2)                          Zero Coupon       7/1/2030            AAA          1,000        571,560
                                                                                                                 ------------
TOTAL                                                                                                              10,314,416
                                                                                                                 ------------
POWER 3.56%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser HH(9)                                                5.25%      7/1/2029            AAA          1,000      1,000,640

Puerto Rico Elec Pwr Auth Pwr
Rev Ser II                                                   5.25%      7/1/2031             A-          1,000        966,580

Puerto Rico Elec Pwr Auth Pwr
Rev Ser II(9)                                               5.125%      7/1/2026            AAA          1,500      1,484,475
                                                                                                                 ------------
TOTAL                                                                                                               3,451,695
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     27

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
PREREFUNDED 9.43%

Connecticut St Hlth & Ed Fac Auth Rev
Sacred Heart Ser C                                           6.50%      7/1/2016           BBB-        $   725   $    813,370

Connecticut St Ser A                                         6.00%     4/15/2015             AA          1,000      1,120,090

Connecticut St Spl Tax Oblig Rev(6)                          6.10%     10/1/2011            AAA          1,000      1,081,740

Puerto Rico Comwlth                                          6.00%      7/1/2026            AAA          1,000      1,118,500

Puerto Rico Comwlth                                          6.45%      7/1/2017            AAA          1,000      1,094,980

Puerto Rico Comwlth Hwy & Transn Auth
Hwy Rev Refunded Bal Ser T                                  6.625%      7/1/2018            Aaa             67         68,671

Puerto Rico Elec Pwr Auth Pwr Rev
Ser T RIBs(9)                                              11.047%      7/1/2018            AAA          1,500      1,784,475

Puerto Rico Elec Pwr Auth Pwr Rev Ser X                     6.125%      7/1/2021            Aaa            750        831,570

University CT Rev Student Fee Ser A(6)                       5.75%    11/15/2020            AAA            205        227,312

University CT Rev Student Fee Ser A                          6.00%    11/15/2021            AA-            390        439,401

University CT Rev Student Fee Ser A(6)                       6.00%    11/15/2025            AAA            500        563,335
                                                                                                                 ------------
TOTAL                                                                                                               9,143,444
                                                                                                                 ------------
SOLID WASTE 3.60%

Eastern CT Res Recov Auth Solid Waste
Rev Wheelabrator Libson Proj Ser A AMT                       5.50%      1/1/2020            BBB          3,940      3,487,767
                                                                                                                 ------------

TRANSPORTATION 1.64%

Hartford CT Pkg Sys Rev Ser A                                6.50%      7/1/2025            BBB            500        505,330

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser A(12)                                    4.75%      7/1/2038            AAA          1,170      1,084,415
                                                                                                                 ------------
TOTAL                                                                                                               1,589,745
                                                                                                                 ------------
WATER/SEWER 2.85%

Connecticut St Dev Auth Wtr Fac Rev
Bridgeport AMT(2)                                            6.15%      4/1/2035            AAA            500        525,685

Connecticut St Dev Auth Wtr Fac Rev
The CT Wtr Co Proj Ser A AMT(2)                              5.75%      7/1/2028            AAA            250        255,928

South Cent CT Regl Wtr Auth Sys Rev
16th Ser(2)                                                 5.375%      8/1/2025            AAA          1,000        996,630

South Cent CT Regl Wtr Auth Sys Rev
16th Ser(2)                                                 5.375%      8/1/2030            AAA          1,000        987,740
                                                                                                                 ------------
TOTAL                                                                                                               2,765,983
                                                                                                                 ------------
TOTAL MUNICIPAL BONDS 98.90% (Cost $94,167,850)                                                                  $ 95,885,385
=============================================================================================================================

28                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
HAWAII TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
FINANCE 1.36%

Puerto Rico Comwlth Infrastructure
Fin Auth Ser A ETM                                          5.375%     10/1/2024            AAA        $   300   $    305,922

Puerto Rico Comwlth Infrastructure
Fin Auth Ser A ETM                                           5.50%     10/1/2032            AAA            200        204,752

Puerto Rico Pub Fin Corp Comwlth
Approp Ser E                                                 5.75%      8/1/2030             A-            500        506,040
                                                                                                                 ------------
TOTAL                                                                                                               1,016,714
                                                                                                                 ------------
GENERAL OBLIGATION 27.44%

Hawaii Cnty HI Ref Impt Ser A(6)                             5.60%      5/1/2013            AAA          1,780      1,912,272

Hawaii Cnty HI Ser A(6)                                      5.50%     7/15/2017            AAA          1,545      1,595,892

Hawaii Cnty HI Ser A(9)                                     5.625%     5/15/2019            AAA            545        562,691

Hawaii St Ser BZ                                             6.00%     10/1/2010            AA-            500        552,460

Hawaii St Ser BZ                                             6.00%     10/1/2012            AA-            500        554,235

Hawaii St Ser CA(6)                                          8.00%      1/1/2013            AAA          2,000      2,532,138

Hawaii St Ser CP(6)                                          5.00%     10/1/2016            AAA            900        902,232

Hawaii St Ser CR(12)                                         4.75%      4/1/2018            AAA          1,470      1,407,995

Honolulu HI City & Cnty Ser A ETM                            5.75%      4/1/2010            Aaa            365        397,394

Honolulu HI City & Cnty Ser A(12)                            5.00%     11/1/2015            AAA          1,095      1,099,719

Honolulu HI City & Cnty Ser A(9)                            5.125%      9/1/2021            AAA            600        591,630

Honolulu HI City & Cnty Ser A(6)                             5.50%      9/1/2016            AAA              5          5,152

Honolulu HI City & Cnty Ser B(6)                             5.00%     11/1/2016            AAA            265        265,652

Honolulu HI City & Cnty Wtr ETM(6)                           6.00%     12/1/2015            AAA          1,000      1,118,080

Kauai Cnty HI Pub Impt Ser B(12)                             5.25%      8/1/2017            AAA             95         96,145

Kauai Cnty HI Ser A(12)                                      5.50%      8/1/2021            AAA          2,495      2,547,719

Puerto Rico Comwlth Pub Impt Ser A                          5.375%      7/1/2028              A          1,250      1,240,325

Puerto Rico Comwlth RIBs(9)                                10.132%      7/1/2020            AAA          3,000      3,140,790
                                                                                                                 ------------
TOTAL                                                                                                              20,522,521
                                                                                                                 ------------

HEALTHCARE 11.28%

Hawaii St Dept Bdg & Fin Spl Mtg Rev
St. Francis Med Ctrs(9)                                      6.50%      7/1/2022            AAA          1,200      1,234,788

Hawaii St Dept Bdg & Fin Spl Purp Rev
Kaiser Permanente Ser A                                      5.15%      3/1/2015              A          1,450      1,374,615

Hawaii St Dept Bdg & Fin Spl Purp Rev
Kapiolani Hlth                                               6.20%      7/1/2016              A          1,000      1,019,020

Hawaii St Dept Bdg & Fin Spl Purp Rev
Kapiolani Hlth                                               6.25%      7/1/2021              A          2,000      2,025,500

                       SEE NOTES TO FINANCIAL STATEMENTS.                     29

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
HAWAII TAX-FREE FUND MARCH 31, 2002

                                                                                        RATING:      PRINCIPAL
                                                         INTEREST       MATURITY         S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE        MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Hawaii St Dept Bdg & Fin Spl Purp Rev
The Queens Hlth Sys Ser B(12)                                5.25%      7/1/2023            AAA        $ 1,000   $    989,810

Hawaii St Dept Bdg & Fin Spl Purp Rev
Wilcox Mem Hosp Proj                                         5.25%      7/1/2013           BBB+            450        424,490

Hawaii St Dept Bdg & Fin Spl Purp Rev
Wilcox Mem Hosp Proj                                         5.50%      7/1/2028           BBB+          1,350      1,210,680

Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Rev Hosp Mutuo Oblig Grp
Ser A(12)                                                    6.25%      7/1/2024            AAA            150        161,126
                                                                                                                 ------------
TOTAL                                                                                                               8,440,029
                                                                                                                 ------------
HOUSING 6.32%

Hawaii St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Proj(2)                               5.65%     10/1/2016            AAA          1,000      1,039,770

Hawaii St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Proj(2)                               5.70%     10/1/2025            AAA            380        389,663

Hawaii St Hsg Fin & Dev Corp Sing Fam
Mtg Purp Rev Ser A AMT(8)                                    7.10%      7/1/2024            AAA            960        972,086

Hawaii St Hsg Fin & Dev Corp Sing Fam
Mtg Purp Rev Ser B(8)                                        5.30%      7/1/2028            AAA            850        833,400

Hawaii St Hsg Fin & Dev Corp Sing Fam
Mtg Purp Rev Ser B(8)                                        5.45%      7/1/2017            AAA          1,000      1,004,060

Honolulu HI City & Cnty Mtg Rev
Ref Fha Smith Beretania 8A(12)                               5.45%      1/1/2025            Aaa            500        485,990
                                                                                                                 ------------
TOTAL                                                                                                               4,724,969
                                                                                                                 ------------
MISCELLANEOUS 3.25%

Hawaii St Ctfs Partn Cap Dist Kapolei
St Office Ser A(2)                                           5.00%      5/1/2018            AAA            475        467,766

Hawaii St Ctfs Partn Cap Dist St Office(12)                  5.50%      5/1/2020            AAA            500        509,770

Puerto Rico Pub Bldg Auth Rev Govt
Fac Ser B(2)                                                 5.00%      7/1/2027            AAA          1,000        970,620

Puerto Rico Pub Bldgs Auth Rev Gtd
Govt Fac Ser D                                               5.25%      7/1/2036              A            500        482,265
                                                                                                                 ------------
TOTAL                                                                                                               2,430,421
                                                                                                                 ------------
POWER 19.56%

Hawaii St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(12)                             6.60%      1/1/2025            AAA          2,500      2,677,450

Hawaii St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser C AMT(12)                            7.375%     12/1/2020            AAA            310        315,403

Hawaii St Dept Bdg & Fin Spl Purp
Rev AMT                                                     5.538%    12/15/2023            BBB         10,000      8,338,000

30                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
HAWAII TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth Pwr Rev
Ref-Ser Y(12)                                                        6.50%      7/1/2005          AAA      $ 3,000   $  3,299,670
                                                                                                                     ------------
TOTAL                                                                                                                  14,630,523
                                                                                                                     ------------

PREREFUNDED 23.65%

Hawaii St Ser CT(9)                                                 5.875%      9/1/2019          AAA        1,175      1,297,541

Hawaii St Ser CU(12)                                                 5.25%     10/1/2020          AAA        1,700      1,799,025

Honolulu HI City & Cnty Brd Wtr Supply
Wtr Sys Rev                                                          5.80%      7/1/2021           AA        1,000      1,088,230

Honolulu HI City & Cnty Ser A(12)                                    5.00%     11/1/2015          AAA          405        424,023

Honolulu HI City & Cnty Ser A(6)                                     5.50%      9/1/2016          AAA          995      1,073,978

Honolulu HI City & Cnty Ser B(6)                                     5.00%     11/1/2016          AAA          235        247,918

Kauai Cnty HI(6)                                                    6.125%      8/1/2024          AAA          580        648,231

Maui Cnty HI Ser A(12)                                               5.75%      6/1/2016          AAA        1,035      1,122,872

Maui Cnty HI Ser A(6)                                                6.10%      3/1/2020          AAA          500        559,080

Puerto Rico Comwlth                                                  6.00%      7/1/2026          AAA        1,000      1,118,500

Puerto Rico Comwlth                                                  6.45%      7/1/2017          AAA        2,000      2,189,960

Puerto Rico Comwlth                                                  6.50%      7/1/2023          AAA        1,250      1,370,075

Puerto Rico Comwlth Hwy & Transn
Auth Hwy Rev Ser V                                                  6.625%      7/1/2012            A          500        513,325

Puerto Rico Elec Pwr Auth Pwr Rev
RIBs(9)                                                            10.303%      7/1/2023          AAA        1,500      1,573,770

Puerto Rico Ind Med & Envr Poll Ctrl
St. Luke Hosp Ser A                                                  6.25%      6/1/2010           NR        1,390      1,510,068

Puerto Rico Tel Auth Rev RIBs(12)                                   9.399%     1/16/2015          AAA          800        864,424

University HI Univ Sys Rev Ser G(2)                                  5.45%     10/1/2006          AAA          275        285,049
                                                                                                                     ------------
TOTAL                                                                                                                  17,686,069
                                                                                                                     ------------

TRANSPORTATION 4.70%

Hawaii St Hbr Cap Impt Rev AMT(6)                                    6.25%      7/1/2015          AAA          500        535,830

Hawaii St Hbr Cap Impt Rev AMT(6)                                   6.375%      7/1/2024          AAA          500        536,040

Hawaii St Hwy Rev(9)                                                 5.50%      7/1/2020          AAA        1,100      1,121,802

Puerto Rico Comwlth Hwy & Transn
Auth Hwy Rev Ser Y(12)                                               5.50%      7/1/2036          AAA          250        257,460

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B                                                6.00%      7/1/2026            A        1,000      1,045,980

Puerto Rico Comwlth Hwy & Transn
Auth Transn Sub PR St Infrastructure Bk                              5.00%      7/1/2022           A-           20         19,092
                                                                                                                     ------------
TOTAL                                                                                                                   3,516,204
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     31

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
HAWAII TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 0.53%

Honolulu HI City & Cnty Brd Wtr Supply
Wtr Sys Rev(9)                                                       5.25%      7/1/2031          AAA       $  400   $    394,084
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 98.09% (Cost $72,030,429)                                                                      $ 73,361,534
=================================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
MINNESOTA TAX-FREE FUND MARCH 31, 2002

EDUCATION 9.10%

Minnesota St Higher Ed Fac Auth Rev                                  5.25%     10/1/2026           A3          350        338,303

Minnesota St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B                                                 6.00%     10/1/2029         Baa1          500        505,100

Minnesota St Higher Ed Fac Auth Rev
Macalester College Ser 4-J                                           5.55%      3/1/2017          Aa3          260        266,830

Minnesota St Higher Ed Fac Auth Rev
Univ of St. Thomas Ser 4-A1                                         5.625%     10/1/2016           A2          250        256,423

Minnesota St Higher Ed Fac Auth Rev
Univ of St. Thomas Ser 4-M                                           5.35%      4/1/2017           A2          250        251,848

Rochester MN Indpt Sch Dist #535 Ctfs
Partn(9)                                                            5.125%      2/1/2020          AAA          350        345,748

University MN Ser A                                                  5.75%      7/1/2018           AA          250        273,888
                                                                                                                        ---------
TOTAL                                                                                                                   2,238,140
                                                                                                                        ---------

FINANCE 2.06%

Puerto Rico Pub Fin Corp Comwlth Approp
Ser E                                                                5.75%      8/1/2030           A-          500        506,040
                                                                                                                        ---------

GENERAL OBLIGATION 18.38%

Douglas Cnty MN Hsg & Redev Auth
Govt Hsg Ser A(12)                                                   5.50%      1/1/2032          Aaa          560        549,494

Elk River MN Sch Dist(12)                                            5.50%      2/1/2021          Aaa          500        510,115

Medford MN Indpt Sch Dist #763 Ser A(9)                              5.50%      2/1/2031          Aaa          500        504,480

Minneapolis MN Ser E                                                 5.00%      3/1/2026          AAA          500        482,405

Minneapolis MN Spl Sch Dist #001(6)                                 5.375%      2/1/2014          AAA          250        259,975

Minnesota St                                                         5.25%      8/1/2014          AAA          265        270,488

North St. Paul Maplewood MN Indpt
Sch Dist #622                                                       5.125%      2/1/2025          AA+          400        390,764

North St. Paul Maplewood MN Indpt
Sch Dist #622 Ser A                                                 5.125%      2/1/2020          AA+          100         99,357

Princeton MN Indpt Sch Dist #477(9)                                 5.125%      2/1/2024          Aaa        1,000        971,150

32                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MINNESOTA TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Pub Impt(12)                                     5.00%      7/1/2028          AAA    $     500   $    484,335
                                                                                                                     ------------
TOTAL                                                                                                                   4,522,563
                                                                                                                     ------------

HEALTHCARE 12.71%

Hastings MN Hlthcare Fac Rev Regina
Med Ctr(1)                                                           5.30%     9/15/2028            A          500        444,670

Minneapolis & St. Paul MN Hsg & Redev
Auth Hlthcare Sys Childrens Hlthcare
Ser A(9)                                                             5.70%     8/15/2016          AAA          150        153,392

Minneapolis & St. Paul MN Hsg & Redev
Auth Hlthcare Sys Group Hlth Plan Proj                               6.90%    10/15/2022         BBB+          300        303,948

Minnesota Agric & Econ Dev Bd Rev
Hlthcare Sys Fairview Hosp Ser A(12)                                 5.50%    11/15/2017          AAA          220        225,623

Rochester MN Hlthcare Fac Rev Mayo
Foundation Ser A(12)                                                 5.50%    11/15/2027          AAA          500        501,915

Rochester MN Hlthcare Fac Rev
Ser H RIBs                                                         10.247%    11/15/2015           AA        1,000      1,059,890

St. Paul MN Hsg & Redev Auth
Elderly Hsg Franciscan Hlth Proj(10)                                 5.30%    11/20/2022          AAA          250        242,063

St. Paul MN Hsg & Redev Auth Hosp
Rev Healtheast Proj Ser A                                            5.70%     11/1/2015           BB          250        195,575
                                                                                                                     ------------
TOTAL                                                                                                                   3,127,076
                                                                                                                     ------------

HOUSING 14.45%

Dakota Cnty MN Hsg & Redev Auth Sing
Fam Mtg Rev AMT(11)                                                  5.85%     10/1/2030          AAA          623        630,146

Eden Prairie MN Multi Fam Hsg Rev
Lincoln Parc Proj Ser A-1(10)                                        6.40%    12/20/2020          Aaa          305        316,477

Fairbault MN Hsg & Redev Auth Govt
Hsg Dev Gross Rev Trails Edge Apts Ser A                             5.25%      2/1/2028           A3          400        372,212

Minneapolis MN Multi Fam Hsg Rev Mtg
East Village South(10)                                               6.10%     7/20/2020          Aaa        1,000      1,041,800

Minnesota St Hsg Fin Agy Sing Fam Mtg
Ser B-1 AMT                                                          6.75%      1/1/2026          AA+           40         40,896

Minnesota St Hsg Fin Agy Sing Fam Mtg
Ser D AMT                                                            5.85%      7/1/2019          AA+          205        208,055

Minnesota St Hsg Fin Agy Sing Fam Mtg
Ser D AMT                                                            6.40%      7/1/2015          AA+          185        190,606

Minnesota St Hsg Fin Agy Sing Fam Mtg
Ser E                                                                5.90%      7/1/2025          AA+          150        152,586

Minnesota St Hsg Fin Agy Sing Fam Mtg
Ser G AMT                                                            6.25%      7/1/2026          AA+          160        163,222

                       SEE NOTES TO FINANCIAL STATEMENTS.                     33

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MINNESOTA TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Robbinsdale MN Hsg Dev Sr Hsg Proj
Ser B(6)                                                             5.75%      1/1/2023          Aaa    $     250   $    254,505

Scott Cnty MN Hsg & Redev Savage City
Hamilton Apts Proj(2)                                                5.60%      2/1/2019          Aaa           80         80,951

St. Louis Park MN Multi Fam Hsg Mtg
Cmnty Hsg(7)                                                         6.15%     12/1/2016          Aa2          100        104,350
                                                                                                                     ------------
TOTAL                                                                                                                   3,555,806
                                                                                                                     ------------

MISCELLANEOUS 5.39%

Bemidji MN Lease Rev MN St Bureau
Criminal Apprehension(12)                                            5.80%     12/1/2021          Aaa          460        477,167

Minneapolis MN Tax Increment Ser C                                   5.00%      2/1/2028          AAA          400        384,280

Minnesota St Retirement Sys Bldg Rev                                 6.00%      6/1/2030          AAA          250        262,465

St. Cloud MN Ctfs Partn                                              5.90%     12/1/2017           A+          200        201,484
                                                                                                                     ------------
TOTAL                                                                                                                   1,325,396
                                                                                                                     ------------

POLLUTION 1.18%

Minnesota Pub Fac Auth Wtr Poll Ctrl
Rev Ser A                                                            4.75%      3/1/2017          AAA          300        290,943
                                                                                                                     ------------

POWER 10.64%

Chaska MN Elec Rev Ser A                                             6.00%     10/1/2025           A3          250        257,538

Puerto Rico Elec Pwr Auth
Pwr Rev Ser DD(9)                                                    4.50%      7/1/2019          AAA           95         89,025

Rochester MN Elec Util Rev                                           5.25%     12/1/2030          AAA        1,000        973,910

South Minnesota Muni Agy Supply
Sys Rev Ser A(12)                                             Zero Coupon       1/1/2021          AAA        1,000        360,350

South Minnesota Muni Agy Supply
Sys Rev Ser A(12)                                                    5.00%      1/1/2016          AAA          350        349,972

Western Minnesota Muni Pwr Agy
MN Ref Proj Ser A(2)                                                 5.50%      1/1/2016          Aaa          565        586,789
                                                                                                                     ------------
TOTAL                                                                                                                   2,617,584
                                                                                                                     ------------

PREREFUNDED 13.93%

Marshall MN Elec & Wtr Util Rev(9)                                   6.45%      7/1/2011          AAA          150        157,170

Minneapolis MN Spl Sch Dist #001
Ctfs Partn                                                           5.75%      2/1/2014          AA+        1,000      1,082,550

Minneapolis MN Spl Sch Dist #001
Ctfs Partn                                                           5.75%      2/1/2015          AA+          100        108,255

Minneapolis MN Spl Sch Dist #001
Ctfs Partn                                                           5.75%      2/1/2017          AA+        1,120      1,212,456

34                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MINNESOTA TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul MN Hsg &
Redev Auth Hlthcare Sys Hlth One
Obligated Group Ser A(12)                                            6.75%     8/15/2014          AAA    $     245   $    247,854

Minneapolis & St. Paul MN Hsg & Redev
Auth Hlthcare Sys Hlth One Obligated
Group Ser A(12)                                                      7.40%     8/15/2011          AAA          500        510,205

Minnesota Pub Fac Auth Wtr Poll Ctrl
Rev Ser A                                                            6.25%      3/1/2016          AAA          100        107,803
                                                                                                                     ------------
TOTAL                                                                                                                   3,426,293
                                                                                                                     ------------

TRANSPORTATION 8.02%

Minneapolis & St. Paul MN Metarpts
Commn Arpt Rev Sub Ser C(6)                                          5.25%      1/1/2026          AAA        2,000      1,973,120
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 95.86% (Cost $23,331,687)                                                                      $ 23,582,961
=================================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
MISSOURI TAX-FREE FUND MARCH 31, 2002

EDUCATION 9.32%

Bowling Green MO Sch Dist R-I Bldg
Corp Leasehold Rev(12)                                               5.85%      3/1/2020          Aaa        1,000      1,050,930

Kansas City MO Met Cmnty Colleges
Bldg Corp Rev Ref & Impt Leasehold
Jr. College(6)                                                       5.00%      7/1/2021          Aaa        1,000        972,230

Missouri Sch Brd Assoc Lease Partn
NIXA Reorg Sch Dist R 2(3)                                           5.40%      3/1/2020           AA          850        854,820

Missouri St Hlth & Ed Fac Auth Ed Fac
Rev Maryville Univ St. Louis Proj                                    5.75%     6/15/2017         Baa2          350        340,977

Missouri St Hlth & Ed Fac Auth Ed Fac
Rev Maryville Univ St. Louis Proj                                    6.50%     6/15/2022         Baa2          750        765,653

Missouri St Hlth & Ed Fac Auth Ed Fac
Rev Washington Univ Ser A                                            4.75%    11/15/2037          AA+        3,150      2,813,864

Missouri St Hlth & Ed Fac Auth Ed Fac
Rev Washington Univ Ser A                                           5.125%     6/15/2041          AA+        1,000        953,740

Missouri St Hlth & Ed Fac Auth Ed Fac
Webster Univ(12)                                                     5.25%      4/1/2021          Aaa        2,000      1,997,600

University MO Univ Rev Sys Fac                                       5.50%     11/1/2017          AA+          950        975,650

University MO Univ Rev Ref Sys Fac Ser B                             5.00%     11/1/2027          AA+        1,500      1,425,225
                                                                                                                       ----------
TOTAL                                                                                                                  12,150,689
                                                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     35

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MISSOURI TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINANCE 2.68%

Puerto Rico Comwlth Govt Dev Bk**(12)                                1.36%     12/1/2015          AAA    $   3,500   $  3,500,000
                                                                                                                     ------------

GENERAL OBLIGATION 14.60%

Belton MO Sch Dist No 124 MO Direct
Deposit Prog(9)                                                      6.00%      3/1/2020          AAA        1,770      1,895,139

Boone Cnty MO Reorg Sch Dist # R-6                                   6.00%      3/1/2020          AA+          500        536,255

Franklin Cnty MO Reorg Sch Dist # R-XV                               6.00%      3/1/2020          AA+          390        413,638

Mehlville MO Sch Dist #R 9 Ctfs Partn
MO Cap Impt(9)                                                       5.25%      9/1/2013          AAA        1,000      1,046,510

Mehlville MO Sch Dist #R 9 Ctfs Partn
MO Cap Impt(9)                                                       5.25%      9/1/2014          AAA        2,400      2,479,632

Puerto Rico Comwlth Pub Impt Ser A                                   5.50%      7/1/2029            A        1,500      1,551,675

Puerto Rico Comwlth RIBs(9)                                        10.132%      7/1/2020          AAA        4,000      1,043,080

Puerto Rico Comwlth RIBs(12)                                       10.204%      7/1/2008          AAA        1,000      4,187,712

Springfield MO Sch Dist # R12 Direct
Deposit Prog                                                         5.85%      3/1/2020          AA+          500        524,465

St. Louis Cnty MO Pattonville #R 3
Sch Dist(6)                                                          6.00%      3/1/2019          AAA          845        919,183

St. Louis Cnty MO Sch Dist #R 8
Lindbergh(12)                                                 Zero Coupon       3/1/2017          AAA        2,940      1,345,756

St. Louis Cnty MO Sch Dist
# R 8 Lindbergh(12)                                           Zero Coupon       3/1/2018          AAA        3,015      1,297,505

St. Louis MO Pub Safety(6)                                          5.125%     2/15/2018          AAA          270        268,969

University City MO Sch Dist(12)                                     10.00%     2/15/2008          AAA        1,175      1,522,459
                                                                                                                     ------------
TOTAL                                                                                                                  19,031,978
                                                                                                                     ------------

HEALTHCARE 7.42%

Hannibal MO Ind Dev Auth Hlth Fac Rev
Regl Hosp Ser A(9)                                                  5.625%      3/1/2012          AAA        2,170      2,259,947

Jackson Cnty MO Ind Dev Auth Hlthcare
Corp Rev St. Joseph Ctr                                              7.00%      7/1/2022         Baa1        1,500      1,535,610

Missouri St Hlth & Ed Fac Auth Rev(2)                                5.25%      6/1/2028          AAA        3,750      3,666,263

Missouri St Hlth & Ed Fac Auth Rev Hlth
Midwest Ser B(12)                                                    6.25%     2/15/2022          AAA        2,175      2,220,719
                                                                                                                     ------------
TOTAL                                                                                                                   9,682,539
                                                                                                                     ------------

HOUSING 8.86%

Missouri St Dev Fin Brd Multi Fam Rev
Quality Hill Proj Ser A(3)                                           5.60%     9/15/2028           AA        2,115      2,119,463

36                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MISSOURI TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Missouri St Dev Fin Brd Solid Waste Disp
Rev Procter & Gamble Paper Proj AMT                                  5.20%     3/15/2029          AA-    $   2,480   $  2,369,293

Missouri St Hsg Dev Cmnty Mtg Rev Sing
Fam Mtg AMT(10)                                                      6.22%      3/1/2026          AAA        4,265      4,342,964

Missouri St Hsg Dev Cmnty Mtg Rev Sing
Fam Mtg Ser A AMT(10)                                                6.75%      6/1/2024          AAA          190        193,791

Missouri St Hsg Dev Cmnty Mtg Rev Sing
Fam Mtg Ser B AMT(10)                                                6.40%     12/1/2024          AAA        1,655      1,678,998

Missouri St Hsg Dev Cmnty Mtg Rev Sing
Fam Ser E 1 AMT(11)                                           Zero Coupon       3/1/2029          AAA        4,080        848,803
                                                                                                                     ------------
TOTAL                                                                                                                  11,553,312
                                                                                                                     ------------

INDUSTRIAL 0.77%

St. Louis MO Ind Dev Auth Swr & Solid
Waste Disp Fac Rev Anheuser-Busch
Proj AMT                                                            5.875%     11/1/2026           A+        1,005        999,121
                                                                                                                     ------------

MISCELLANEOUS 15.76%

Columbia MO Spl Oblig Cap Impt                                       5.50%      2/1/2016          AA-          330        335,660

Gladstone MO Ctfs Partn Ser A(2)                                     5.35%     6/15/2016          Aaa        1,095      1,120,437

Jackson Cnty MO Spl Oblig Capital
Impt Ser A(12)                                                       5.00%     12/1/2016          Aaa        1,600      1,588,400

Kansas City MO Muni Assistance Corp
Rev Leasehold Ser 2001A(2)                                           5.00%      3/1/2019          AAA        3,735      3,655,594

Kansas City MO Muni Assistance Corp
Rev Ser A                                                           5.125%      3/1/2019           A2        1,100      1,082,235

Kansas City MO Muni Assistance
Leasehold Bartle(12)                                                 5.00%     4/15/2020          AAA        1,500      1,465,140

Missouri Dev Fin Brd Cultural Fac
Nelson Gallery Fndtn Ser A(12)                                       5.00%     12/1/2030          AAA        3,300      3,131,403

Missouri St Ctfs Partn Bonne Terre
Prison Proj Ser A(2)                                                 5.15%      6/1/2018          AAA        1,015      1,013,823

Missouri St Dev Fin Brd Infra Fac Rev
Hartman Heritage Ctr Proj Ser A(2)                                  5.875%      4/1/2020          Aaa        1,000      1,050,510

St. Louis MO Ind Dev Auth Leasehold
Rev Convention Ctr Hotel(2)                                   Zero Coupon      7/15/2020          AAA        2,000        745,640

St. Louis MO Ind Dev Auth Rev Kiel
Ctr Multi Purp Arena AMT                                            7.875%     12/1/2024          BB*        2,000      2,063,760

St. Louis MO Ind Dev Auth Rev
St. Louis Convention AMT                                            6.875%    12/15/2020         Baa3        1,000      1,029,240

St. Louis MO Muni Fin Corp Lease
Carnahan Courthouse Ser A(6)                                        5.125%     2/15/2027          Aaa        1,500      1,453,785

                       SEE NOTES TO FINANCIAL STATEMENTS.                     37

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MISSOURI TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
St. Louis MO Muni Fin Corp Lease
Impt City Justice Ctr Ser A 39                                       6.00%     2/15/2020          AAA    $     760   $    816,080
                                                                                                                     ------------
TOTAL                                                                                                                  20,551,707
                                                                                                                     ------------

POLLUTION 1.75%

Missouri St Envr Impt & Enrg Unrefunded
Bal St Revolving-A                                                   6.55%      7/1/2014          Aaa          560        576,587

Missouri St Envr Impt & Enrg Unrefunded
Bal St Revolving-B                                                   7.20%      7/1/2016          Aaa        1,120      1,231,138

Missouri St Envr Impt & Enrg Unrefunded
Bal St Revolving-D                                                   5.90%      1/1/2019          Aaa          240        249,101

Missouri St Envr Impt & Enrg Unrefunded
Bal St Revolving-E                                                  5.625%      7/1/2016          Aaa          220        227,905
                                                                                                                     ------------
TOTAL                                                                                                                   2,284,731
                                                                                                                     ------------

POWER 1.69%

Puerto Rico Elec Pwr Auth Pwr Rev Ref
Ser Y(12)                                                            6.50%      7/1/2005          AAA        2,000      2,199,780
                                                                                                                     ------------

PREREFUNDED 26.87%

Clay Cnty MO Pub Bldg Auth Leasehold
Rev(6)                                                               7.00%     5/15/2014          AAA        1,000      1,082,680

Missouri St Envr Impt & Enrg
St Revolving FD-A                                                    6.55%      7/1/2014          Aaa        2,440      2,516,860

Missouri St Envr Impt & Enrg
St Revolving FD-B                                                    7.20%      7/1/2016          Aaa        1,130      1,254,910

Missouri St Envr Impt & Enrg
St Revolving FD-D                                                    5.90%      1/1/2019          Aaa        1,860      2,019,309

Missouri St Envr Impt & Enrg
St Revolving FD-E                                                   5.625%      7/1/2016          Aaa          630        688,502

Missouri St Hlth & Ed Fac Auth Ed Fac
Rev Washington Univ Ser A                                            6.00%      3/1/2030          Aaa          850        949,042

Missouri St Hlth & Ed Fac Auth Rev BJC
Hlth Sys Ser A ETM                                                   6.50%     5/15/2020          Aa3        4,900      5,328,260

Missouri St Hlth & Ed Fac Auth Rev
Heartland Hlth Sys Proj(2)                                           6.35%    11/15/2017          AAA        3,600      3,767,436

Missouri St Hlth & Ed Fac Auth St. Louis
Univ High Sch                                                        6.35%     10/1/2014           A2        1,750      1,899,958

O Fallon MO Ctfs Partn ETM(2)                                        5.75%     12/1/2004          AAA        2,185      2,332,291

Puerto Rico Elec Pwr Auth Pwr Rev
RIBs(9)                                                            10.303%      7/1/2023          AAA        2,500      2,622,950

Puerto Rico Tel Auth Rev RIBs(12)                                    9.08%     1/25/2007          AAA        2,000      2,155,200

38                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MISSOURI TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Tel Auth Rev RIBs(12)                                   9.399%     1/16/2015          AAA     $ 1,000    $ 1,080,530

St. Louis MO Muni Fin Corp Leasehold
Rev City Justice Ctr Ser A(2)                                        6.00%     2/15/2019          AAA        3,500      3,850,805

St. Louis MO Pkg Fac Rev(12)                                        5.375%    12/15/2021          AAA           10         10,069

St. Louis MO Sch Dist(6)                                             6.00%      4/1/2012          AAA        1,275      1,316,004

University MO Univ Rev Sys Fac                                       5.80%     11/1/2027          AA+        1,975      2,163,810
                                                                                                                     ------------
TOTAL                                                                                                                  35,038,616
                                                                                                                     ------------

TRANSPORATION 7.30%

Lake of the Ozarks Cmnty Brdg Corp MO
Brdg Sys Rev                                                         5.25%     12/1/2020        BBB-*        1,070        980,537

Lake of the Ozarks Cmnty Brdg Corp MO
Brdg Sys Rev                                                         5.25%     12/1/2026        BBB-*        2,900      2,604,461

Missouri St Hwy & Trans Comm St Rd
Rev Ser A                                                            5.25%      2/1/2020           AA        1,830      1,832,416

Missouri St Hwy & Trans Comm St Rd
Rev Ser A                                                            5.50%      2/1/2008           AA        1,435      1,535,048

St. Louis MO Arpt Rev Airport Dev
Prog Ser A(12)                                                       5.25%      7/1/2031          AAA        2,000      1,958,840

St. Louis MO Arpt Rev Lambert
St. Louis Intl Ser B AMT(6)                                          5.25%      7/1/2027          AAA          625        605,413
                                                                                                                     ------------
TOTAL                                                                                                                   9,516,715
                                                                                                                     ------------

WATER/SEWER 2.01%

Jefferson Cnty MO Cons Pub Wtr Dist #C-1
Wtrwks Rev(2)                                                        5.00%     12/1/2026          Aaa        2,725      2,620,278
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 99.03% (Cost $126,262,764)                                                                     $129,129,466
=================================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2002

EDUCATION 8.38%

Higher Ed Student Assistance Auth NJ
Student Loan Rev Ser A AMT(12)                                       6.15%      6/1/2019          AAA        1,000      1,044,730

New Jersey Econ Dev Auth Rev Princeton Jr
Sch Inc Proj 1996                                                    7.00%      5/1/2020          BB*        1,745      1,753,533

New Jersey St Ed Fac Auth Rev Princeton
Ser B                                                               5.125%      7/1/2019          AAA          355        356,999

New Jersey St Ed Fac Auth Rev Princeton
Ser H                                                                5.25%      7/1/2017          AAA          700        715,449

                       SEE NOTES TO FINANCIAL STATEMENTS.                     39

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
New Jersey St Ed Fac Auth Rev Princeton
Ser H                                                                5.25%      7/1/2022          AAA    $   3,560   $  3,588,124

New Jersey St Ed Fac Auth Rev Princeton
Ser H                                                                5.25%      7/1/2026          AAA        2,350      2,362,291

New Jersey St Ed Fac Auth Rev Princeton
Ser H                                                               5.375%      7/1/2024          AAA        2,550      2,596,512

Rutgers St Univ NJ Ser A                                             5.20%      5/1/2027           AA          750        738,608
                                                                                                                     ------------
TOTAL                                                                                                                  13,156,246
                                                                                                                     ------------

GENERAL OBLIGATION 20.79%

Chathams Dist NJ Brd Ed(12)                                          5.00%     1/15/2019          Aaa        1,020      1,007,383

Chathams Dist NJ Brd Ed(12)                                         5.125%     1/15/2023          Aaa          420        414,943

Chathams Dist NJ Brd Ed(12)                                         5.125%     1/15/2024          Aaa        1,445      1,425,290

Chathams Dist NJ Brd Ed(12)                                          5.25%     1/15/2026          Aaa        1,500      1,499,880

High Bridge NJ Brd Ed(9)                                             5.00%     2/15/2026          AAA        1,000        986,220

Keansburg NJ                                                         6.80%     12/1/2010           AA        1,000      1,046,970

Millburn Township NJ Sch Dist                                        5.35%     7/15/2018          Aa1        1,050      1,095,297

Millburn Township NJ Sch Dist                                        5.35%     7/15/2019          Aa1          250        260,028

Montville Township NJ Fire Dist No 23                                5.25%     7/15/2016           A2          410        413,661

Morristown NJ(9)                                                     6.50%      8/1/2019          AAA        3,440      3,747,502

Ocean Cnty NJ Gen Impt                                              5.125%      9/1/2020          Aa1        1,800      1,803,510

Paterson NJ(9)                                                       9.30%     2/15/2004          AAA        4,200      4,670,904

Pohatcong Township NJ Sch Dist(9)                                    5.25%     7/15/2026          AAA        1,335      1,358,856

Puerto Rico Comwlth RIBs(12)                                       10.204%      7/1/2008          AAA        5,000      5,215,400

Puerto Rico Comwlth RIBs                                            9.894%      7/1/2029           A*          750        893,850

Puerto Rico Comwlth Ref Pub Impt(9)                                  4.50%      7/1/2023          AAA        1,000        909,350

Puerto Rico Comwlth Pub Impt Ser A                                   5.50%      7/1/2029            A        3,900      4,034,355

Puerto Rico Comwlth Ref Pub Impt Ser A                               5.50%      7/1/2017          AAA        1,000      1,076,110

South Brunswick Township NJ(6)                                      5.625%     12/1/2023          AAA           45         48,977

Summit NJ                                                            5.70%      6/1/2020          AAA          325        353,603

Union Cnty NJ Gen Impt                                              5.125%      2/1/2018          Aaa          385        387,553
                                                                                                                     ------------
TOTAL                                                                                                                  32,649,642
                                                                                                                     ------------

HEALTHCARE 12.24%

Camden Cnty NJ Impt Auth Rev Hlthcare
Proj Cooper(1)                                                       6.00%     2/15/2027            A        3,145      3,165,820

New Jersey Econ Dev Auth Rev Masonic
Charity Fndtn Proj                                                   6.00%      6/1/2025           A+        1,000      1,045,450

40                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Hlthcare Fac Fin Auth Hunterdon
Med Ctr Ser A(2)                                                     7.00%      7/1/2020          AAA    $   5,000   $  5,051,600

New Jersey Hlthcare Fac Fin Auth Rev
Bayonne Hosp(9)                                                      6.25%      7/1/2012          AAA        1,370      1,474,969

New Jersey Hlthcare Fac Fin Auth Rev Ref
Bayshore Cmnty Hosp(3)                                              5.125%      7/1/2032           AA        1,150      1,089,924

New Jersey Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                        5.75%      7/1/2031           A+        3,500      3,561,670

New Jersey Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(7)                                         6.50%      2/1/2022          AAA          830        851,505

New Jersey Hlthcare Fac Fin Auth Rev
St. Peters Univ Hosp Ser A                                          6.875%      7/1/2030          BBB          410        426,527

Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hosp de La Conception Ser A                                6.125%    11/15/2025           AA          415        436,041

Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hosp de La Conception Ser A                                6.125%    11/15/2030           AA        1,000      1,046,880

Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Rev Hosp Mutuo Oblig Grp
Ser A(12)                                                            6.25%      7/1/2024          AAA        1,000      1,074,170
                                                                                                                     ------------
TOTAL                                                                                                                  19,224,556
                                                                                                                     ------------

HOUSING 0.75%

New Jersey St Hsg & Mtg Fin Agy Multi
Ser A AMT(9)                                                         5.15%     11/1/2030          AAA        1,000        959,540

Virgin Islands Hsg Fin Auth Sing Fam
Rev Ser A AMT(10)                                                    6.50%      3/1/2025          AAA          215        220,876
                                                                                                                     ------------
TOTAL                                                                                                                   1,180,416
                                                                                                                     ------------

INDUSTRIAL 4.74%

New Jersey Econ Dev Auth Wtr Fac Rev
American Wtr Co Inc Ser B AMT(6)                                    5.375%      5/1/2032          AAA        5,000      4,959,250

New Jersey Econ Dev Auth Wtr Fac
Rev Middlesex Wtr Co Proj AMT(12)                                    5.35%      2/1/2038          AAA        2,500      2,487,950
                                                                                                                     ------------
TOTAL                                                                                                                   7,447,200
                                                                                                                     ------------

MISCELLANEOUS 5.11%

Carteret NJ Brd Ed Ctfs Partn(12)                                    5.75%     1/15/2030          Aaa           80         83,064

Carteret NJ Brd Ed Ctfs Partn(12)                                    6.00%     1/15/2024          Aaa          430        460,860

Casino Reinvestment Dev Auth NJ
Pkg Fee Rev Ser A(9)                                                 5.25%     10/1/2015          AAA          100        102,102

Hudson Cnty NJ Impt Auth Lease Rev
N Hudson Regl Fire & Rescue Ser A(2)                                5.625%      9/1/2019          Aaa          100        104,836

                       SEE NOTES TO FINANCIAL STATEMENTS.                     41

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
LaFayette Yard NJ Cmnty Dev Ref
Hotel/Conf Ctr Proj Trenton(6)                                       5.00%      4/1/2035          Aaa    $     500   $    475,985

Monmouth Cnty NJ Impt Auth Rev
Govt Ln(12)                                                          6.40%     12/1/2009          AAA        1,075      1,175,115

New Jersey Bldg Auth St Bldg Rev                                    5.375%     6/15/2019           AA          450        458,393

New Jersey Envr Infrastructure                                       5.25%      9/1/2020          AAA        2,000      2,033,600

North Bergen Township NJ Brd Ed Ctfs
Partn(9)                                                            6.125%    12/15/2022          Aaa        1,185      1,289,221

Puerto Rico Pub Bldg Auth Rev Gtd
Govt Fac Ser D                                                       5.25%      7/1/2027            A        1,500      1,465,020

Rahway NJ Ctfs Partn(12)                                            5.625%     2/15/2020          Aaa          365        380,888
                                                                                                                     ------------
TOTAL                                                                                                                   8,029,084
                                                                                                                     ------------

POLLUTION 1.11%

Cape May Cnty NJ Ind Poll Ctrl Fin Auth
Rev Atlantic City Elec Co Proj Ser B(12)                             7.00%     11/1/2029          AAA          500        553,215

Salem Cnty NJ Poll Ctrl Fin Ref Amt PSEG
Pwr Proj Ser A AMT                                                   5.75%      4/1/2031         Baa1        1,250      1,181,125
                                                                                                                     ------------
TOTAL                                                                                                                   1,734,340
                                                                                                                     ------------

POWER 2.10%

Puerto Rico Elec Pwr Auth Pwr Rev Ref
Ser Y(12)                                                            6.50%      7/1/2005          AAA        3,000      3,299,670
                                                                                                                     ------------

PREREFUNDED 18.89%

Essex Cnty NJ Impt Auth Rev Orange Muni
Util & Lease(12)                                                     6.80%      7/1/2014          AAA        1,710      1,918,278

Hopewell Valley NJ Regl Sch Dist(9)                                  5.65%     7/15/2009          AAA          500        538,675

Hopewell Valley NJ Regl Sch Dist(9)                                  5.70%     7/15/2011          AAA          500        539,655

LaFayette Yard NJ Cmnty Dev(12)                                     5.625%      4/1/2021          Aaa          200        218,482

New Jersey Hlthcare Fac Fin Auth Rev
Bayonne Hosp Oblig(9)                                                6.25%      7/1/2012          AAA          230        250,714

New Jersey Sports & Exposition Auth Rev
Monmouth Park Ser A                                                  8.00%      1/1/2025          AAA        3,600      4,091,688

New Jersey St                                                        6.00%      5/1/2013          AA+        3,000      3,333,990

New Jersey St Certificates Par Ser A(2)                              5.00%     6/15/2011          AAA        2,000      2,085,240

Pohatcong Township NJ Sch Dist(9)                                    5.95%     7/15/2023          AAA          650        719,056

Pohatcong Township NJ Sch Dist(9)                                    5.95%     7/15/2026          AAA          250        276,560

Puerto Rico Elec Pwr Auth RIBs(9)                                  10.303%      7/1/2023          AAA        5,000      5,245,900

Puerto Rico Elec Pwr Auth Ser T RIBs(9)                            11.047%      7/1/2018          AAA        7,000      8,327,550

42                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy & Transn Auth
Hwy Rev Refunded Bal Ser T                                          6.625%      7/1/2018          Aaa    $     283   $    290,702

Puerto Rico Pub Bldg Auth Pub Ed & Hlth
Fac Ser L                                                           6.875%      7/1/2021          AAA          200        205,478

Puerto Rico Tel Auth Rev RIBs(12)                                   9.399%     1/16/2015          AAA        1,500      1,620,795
                                                                                                                     ------------
TOTAL                                                                                                                  29,662,763
                                                                                                                     ------------

TRANSPORTATION 20.80%

Delaware River Port Auth PA & NJ Ref
Port Dist Proj Ser A(9)                                              5.50%      1/1/2013          AAA        3,570      3,811,115

Delaware River Port Auth PA & NJ Ref
Port Dist Proj Ser A(9)                                              5.10%      1/1/2020          AAA        1,000        993,000

Delaware River Port Auth PA & NJ Ref
Port Dist Proj Ser B(9)                                              5.10%      1/1/2021          AAA        1,435      1,419,516

Delaware River Port Auth PA & NJ Ref
Port Dist Proj Ser B(9)                                              5.20%      1/1/2025          AAA        1,700      1,718,003

Delaware River Port Auth PA & NJ Rev(6)                              5.50%      1/1/2026          AAA        1,000      1,020,610

New Jersey Econ Dev Auth Rev Dept of
Human Svc Ser A                                                      6.25%      7/1/2024            A           85         91,382

New Jersey Econ Dev Auth Rev Station
Plaza Pk & Ride LP Proj AMT                                          7.00%      7/1/2016          BB*        4,245      4,398,414

New Jersey St Hwy Auth Garden
St Pkwy Gen Rev(6)                                                   5.75%      1/1/2015          AAA          200        216,914

New Jersey St Tpk Auth Rev Ser A(12)                                 6.00%      1/1/2011          AAA        1,500      1,657,635

New Jersey St Tpk Auth Rev Ser A                                     5.50%      1/1/2027           A-        3,000      3,045,060

New Jersey St Transn Tr Fd Auth Transn
Sys Ser A                                                            6.00%     6/15/2019           AA        6,500      7,232,615

Port Auth NY & NJ Cons 109th Ser                                    5.375%     1/15/2032          AA-        1,000        977,400

Port Auth NY & NJ Cons 119th Ser AMT(6)                              5.50%     9/15/2019          AAA          150        151,535

Puerto Rico Comwlth Hwy & Transn Auth
Ser B(12)                                                            6.00%      7/1/2026          AAA        3,015      3,211,699

Puerto Rico Comwlth Hwy & Transn Auth
Ser B                                                                6.00%      7/1/2026            A        1,000      1,045,980

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser PMD RIBs(9)                                          10.25%      7/1/2026          Aaa          500        565,240

Trenton NJ Pkg Auth Pkg Rev(6)                                       6.00%      4/1/2017          Aaa        1,000      1,110,410
                                                                                                                     ------------
TOTAL                                                                                                                  32,666,528
                                                                                                                     ------------

WATER/SEWER 4.83%

Middlesex Cnty NJ Impt Auth Util Sys
Rev Perth Amboy Franchise
Proj Ser B(2)                                                 Zero Coupon       9/1/2023          AAA        3,000        954,630

                       SEE NOTES TO FINANCIAL STATEMENTS.                     43

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Middlesex Cnty NJ Impt Auth Util Sys
Rev Perth Amboy Franchise
Proj Ser B(2)                                                 Zero Coupon       9/1/2024          AAA    $   6,000   $  1,798,020

North Hudson Sewer Auth NJ Rev
Ser C(12)                                                            5.00%      8/1/2022          Aaa        1,275      1,243,138

Ocean Twp NJ Swr Auth Ref Ser B(6)                                   5.00%     12/1/2008          Aaa        1,645      1,664,395

Ocean Twp NJ Swr Auth Ref Ser B(6)                                   5.25%     12/1/2009          Aaa        1,720      1,757,943

Ocean Twp NJ Swr Auth Ref Ser B(6)                                   5.25%     12/1/2011          Aaa          170        172,302
                                                                                                                     ------------
TOTAL                                                                                                                   7,590,428
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 99.74% (Cost $151,806,681)                                                                     $156,640,873
=================================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW YORK TAX-FREE FUND MARCH 31, 2002

EDUCATION 10.10%

Hempstead Town NY Ind Dev Agy Civic
Fac Rev Hofstra Univ Proj(12)                                        5.80%      7/1/2015          AAA          750        802,965

New York NY City Ind Dev Agy Civic Fac
Rev Polytechnic Univ Proj                                            6.00%     11/1/2020         BBB-        1,000      1,025,130

New York NY City Ind Dev Agy Civic Fac
Rev Polytechnic Univ Proj                                           6.125%     11/1/2030         BBB-        1,000      1,026,170

New York NY City Ind Dev Agy
Marymount Sch of NY Proj(1)                                         5.125%      9/1/2021            A          575        540,080

New York NY City Ind Dev Agy
Marymount Sch of NY Proj(1)                                          5.25%      9/1/2031            A        1,570      1,486,806

New York NY City Ind Dev Agy NY City
Indl Dev Agy Civic Fac(2)                                            5.00%      7/1/2031          AAA        1,000        945,640

New York St Dorm Auth Lease Rev
Court Fac                                                     Zero Coupon       8/1/2021          AA+        3,600      1,302,444

New York St Dorm Auth Lease Rev
Court Fac                                                     Zero Coupon       8/1/2022          AA+        3,165      1,082,114

New York St Dorm Auth Lease Rev
St Univ Dorm Fac Ser A                                               5.50%     5/15/2026          AA-           75         75,266

New York St Dorm Auth Lease
St Univ Dorm Fac Ser A                                               6.00%      7/1/2030           A+        3,500      3,691,520

New York St Dorm Auth Lease
St Univ Dorm Fac Ser A                                               6.25%      7/1/2020           A+        1,250      1,350,400

New York St Dorm Auth Rev
Colgate Univ(12)                                                     6.00%      7/1/2016          AAA        1,000      1,116,120

New York St Dorm Auth Rev
New York Univ Ser A(2)                                               5.75%      7/1/2015          AAA        2,000      2,192,720

44                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW YORK TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Rev
Sp Act Sch Dist Proj(12)                                             6.00%      7/1/2016          AAA    $   1,400   $  1,498,728

New York St Dorm Auth Rev
Univ Rochester Ser A                                                 6.40%      7/1/2013           A+        2,030      2,227,824

Rensselaer Cnty NY Indl Dev
Polytech Inst Ser B(2)                                               5.50%      8/1/2022          AAA          200        204,820

Schenectady NY Indl Dev Agy Civic
fac Rev Union College(2)                                            5.625%      7/1/2031          Aaa        1,500      1,544,610

St. Lawrence CNTY NY Indl Civic
Fac Rev Clarkson Univ Proj                                          5.125%      7/1/2021           A3          250        240,655

Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake                                         5.625%      7/1/2020          AA+          115        127,809

Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake                                          5.75%      7/1/2030          AA+        1,500      1,680,060
                                                                                                                     ------------
TOTAL                                                                                                                  24,161,881
                                                                                                                     ------------

FINANCE 1.16%

Puerto Rico Pub Fin Corp Comwlth
Approp-Ser E                                                         5.50%      8/1/2029           A-        1,250      1,253,663

Puerto Rico Pub Fin Corp Comwlth
Approp-Ser E                                                         5.75%      8/1/2030           A-        1,500      1,518,120
                                                                                                                     ------------
TOTAL                                                                                                                   2,771,783
                                                                                                                     ------------

GENERAL OBLIGATION 13.98%

Bethlehem NY AMT(12)                                                 7.20%      3/1/2022          AAA        1,080      1,185,743

New York NY                                                          5.25%     3/15/2032            A        1,000        955,000

New York NY                                                         5.625%     3/15/2020            A        1,000      1,012,500

New York NY Ser A                                                    6.00%     5/15/2030            A        5,000      5,237,200

Puerto Rico Comwlth(12)                                              5.00%      7/1/2024          AAA        1,000        976,310

Puerto Rico Comwlth                                                 5.375%      7/1/2025            A        1,640      1,634,457

Puerto Rico Comwlth RIBs(9)                                         9.894%      7/1/2029           A*        1,000      1,191,800

Puerto Rico Comwlth RIBs(9)                                        10.132%      7/1/2020          AAA       12,000     12,563,160

Puerto Rico Comwlth Pub Impt(12)                                     5.00%      7/1/2028          AAA        1,735      1,680,642

Puerto Rico Comwlth Pub Impt                                         5.25%      7/1/2018            A        2,000      2,030,480

Puerto Rico Comwlth Pub Impt(12)                                     5.75%      7/1/2026          AAA        3,000      3,338,670

Puerto Rico Comwlth Pub Impt Ser A                                  5.375%      7/1/2028            A        1,645      1,632,268
                                                                                                                     ------------
TOTAL                                                                                                                  33,438,230
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     45

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW YORK TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 11.82%
Columbia Cnty NY Indl Dev Agy Civic Fac
Rev GNMA Coll Hudson(10)                                            6.875%     3/20/2037          Aaa    $     300   $    338,298

New York NY City Hlth & Hosp Corp Rev
RIBs(2)                                                             9.712%     2/15/2023          AAA        6,300      6,345,234

New York NY City Ind Dev Agy Staten
Island Univ Hosp Proj-A                                             6.375%      7/1/2031         Baa3        1,000        981,040

New York St Dorm Auth Rev 4201
Schools Program                                                      6.25%      7/1/2020          AA-        1,685      1,820,339

New York St Dorm Auth Rev City Univ
Sys Cons 4th Gen A                                                   5.50%      7/1/2023          AA-        1,215      1,228,924

New York St Dorm Auth Rev Insd
New York Univ Ser 2(2)                                               5.00%      7/1/2031          AAA          500        472,820

New York St Dorm Auth Rev Insd
NY St Rehab Assn Ser A(2)                                            5.50%      7/1/2016          AAA          935        982,152

New York St Dorm Auth Rev Insd
Nysarc Inc.-Ser A(9)                                                 5.00%      7/1/2026          AAA          400        382,120

New York St Dorm Auth Rev Lenox
Hill Hosp Oblig Group                                               5.375%      7/1/2020           A3        1,000        979,990

New York St Dorm Auth Rev Mental
Hlth Svc Fac(12)                                                     6.00%     8/15/2012          AAA        1,460      1,629,491

New York St Dorm Auth Rev Mental
Hlth Svc Fac Impt Ser B(12)                                          6.00%     2/15/2025          AAA        1,000      1,071,700

New York St Dorm Auth Rev Mental
Hlth Svc Fac Impt Ser B(12)                                          6.00%     2/15/2030          AAA        1,000      1,060,310

New York St Dorm Auth Rev Mental
Hlth Svc Fac Ser D(12)                                               6.00%     8/15/2021          AAA        1,000      1,055,660

New York St Dorm Auth Rev Mount
Sinai Hlth Ser A                                                     6.50%      7/1/2025          BBB        1,900      1,978,736

New York St Dorm Auth Rev Mtg
Nursing Home A(7)(12)                                                5.40%      2/1/2031          AAA          300        296,088

New York St Dorm Auth Rev Mtg
Nursing Home A(7)(12)                                                5.50%      8/1/2030          AAA        1,000      1,004,260

New York St Dorm Auth Rev Mtg
Nursing Home A(7)(12)                                                5.50%      8/1/2038          AAA        1,000        998,350

New York St Dorm Auth Rev Pace
Univ(12)                                                             6.00%      7/1/2029          AAA        1,610      1,727,128

New York St Dorm Auth Rev Pratt
Institute(3)                                                         6.00%      7/1/2024           AA        1,000      1,051,290

New York St Dorm Auth Rev Pratt
Institute(3)                                                         6.00%      7/1/2028           AA        2,000      2,102,580

New York St Dorm Auth Rev St Univ
Adl Fac Ser B city Univ Sys Cons
4th Gen A(9)                                                         5.75%     5/15/2017          AAA          395        422,097

46                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW YORK TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Rev Upstate
Cmnty Colleges Ser A(9)                                              6.00%      7/1/2015          AAA       $  300   $    332,328
                                                                                                                     ------------
TOTAL                                                                                                                  28,260,935
                                                                                                                     ------------

HOUSING .03%

New York St Mtg Agy Rev Home Owner
Mtg Ser 70                                                           5.40%      4/1/2022          Aa1           70         70,309
                                                                                                                     ------------

INDUSTRIAL 2.69%

Hempstead Town NY Indl Dev Agy Ref
Recovery Amer Ref Fuel Proj                                          5.00%     12/1/2010           A3        1,000        988,730

New York Indl Dev Agy Pkg Royal
Charter Properties, Inc.(9)                                          5.75%    12/15/2029          AAA        1,000      1,042,320

New York St Urban Dev Corp Rev St Fac                                5.70%      4/1/2020          AA-        4,150      4,395,597
                                                                                                                     ------------
TOTAL                                                                                                                   6,426,647
                                                                                                                     ------------

MISCELLANEOUS 4.34%

New York City Transitional Fin Auth Rev
Future Tax 2nd Ser A                                                 6.00%     8/15/2029          AA+          200        212,178

New York City Transitional Fin Auth Rev
Future Tax 2nd Ser B                                                 6.00%    11/15/2024          AA+          950      1,016,424

New York City Transitional Fin Auth Rev
Future Tax 2nd Ser B                                                 6.00%    11/15/2029          AA+        2,000      2,130,200

New York City Transitional Fin Auth Rev
Future Tax 2nd Ser C                                                 5.50%      5/1/2025          AA+        1,000      1,018,550

New York Cntys Tob Tr II Tob Settlement
Pass Thru Bds                                                       5.625%      6/1/2035            A        1,450      1,448,797

New York Cntys Tob Tr II Tob Settlement
Pass Thru Bds                                                        5.75%      6/1/2043            A        1,000      1,006,030

New York NYC Tr Cultural Res Rev
Museum of American Folk Art(1)                                       6.00%      7/1/2022            A          500        513,865

New York St Twy Auth Gen Rev Bd Antic
Nts Ser A                                                            3.25%     3/26/2003        SP-1+        3,000      3,030,810
                                                                                                                     ------------
TOTAL                                                                                                                  10,376,854
                                                                                                                     ------------

POLLUTION 9.68%

New York St Enrg Res & Dev Auth Poll Ctrl
Rev Niagara Mohawk Ser A(6)                                          7.20%      7/1/2029          AAA       11,750     12,915,944

New York St Envr Fac Poll Ctrl Rev St Wtr
Revolving Fd Ser A                                                   7.50%     6/15/2012          AAA        8,000      8,090,240

New York St Envr Fac Poll Ctrl Rev St Wtr
Ser E                                                               6.875%     6/15/2014          AAA        1,985      2,152,673
                                                                                                                     ------------
TOTAL                                                                                                                  23,158,857
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     47

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW YORK TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
POWER 8.19%

Long Island Pwr Auth NY Elec Sys Rev
Gen Ser A                                                           5.375%      9/1/2025           A-      $ 1,000   $    973,340

Long Island Pwr Auth NY Elec Sys Rev
Gen Ser A(12)                                                        5.50%     12/1/2029          AAA        2,000      2,021,560

New York St Enrg Res & Dev Auth Fac
Rev Con Edison Inc Ser A AMT(12)                                    7.125%     12/1/2029          AAA        2,500      2,756,925

New York St Enrg Res & Dev Auth Gas
Fac Rev Brooklyn Union Ser B AMT RIBs                              12.018%      7/1/2026           A+        4,000      4,786,760

Puerto Rico Elec Pwr Auth Pwp Rev Ser II                             5.25%      7/1/2031           A-        3,625      3,503,853

Puerto Rico Elec Pwr Auth Pwr Rev Ser X                              5.50%      7/1/2025           A-        2,915      2,923,308

Puerto Rico Elec Pwr Auth Pwr Rev Ser X                              6.00%      7/1/2015          Aaa        2,375      2,624,209
                                                                                                                     ------------
TOTAL                                                                                                                  19,589,955
                                                                                                                     ------------

PREREFUNDED 13.85%

Metropolitan Transn Auth NY Commuter
Fac Rev Ser A(6)                                                     6.00%      7/1/2021          AAA        5,000      5,585,600

Metropolitan Transn Auth NY Commuter
Fac Rev Ser A(6)                                                     6.10%      7/1/2026          AAA        2,000      2,242,060

New York City Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser B                                              6.00%     6/15/2033           AA        3,360      3,819,581

New York NY Ser B                                                   6.375%     8/15/2011            A        4,000      4,443,480

New York St Envr Fac Poll Ctrl Rev St
Wtr Ser E                                                           6.875%     6/15/2014          AAA        2,795      3,081,348

New York St Dorm Auth Rev City Univ
Gen Res Ser 2(12)                                                   6.875%      7/1/2014          AAA        5,650      6,265,116

New York St Dorm Auth Rev Upstate
Cmnty Colleges Ser A                                                 6.20%      7/1/2015          AAA        1,000      1,111,050

Puerto Rico Comwlth                                                  6.45%      7/1/2017          AAA          575        629,614

Puerto Rico Comwlth Aqueduct & Swr
Auth Rev ETM                                                        10.25%      7/1/2009          AAA          825      1,024,469

Puerto Rico Elec Pwr Auth Ser Pwr
Rev T RIBs(9)                                                      11.047%      7/1/2018          AAA        3,500      4,163,775

Puerto Rico Tel Auth Rev RIBs(12)                                   9.399%     1/16/2015          AAA          700        756,371
                                                                                                                     ------------
TOTAL                                                                                                                  33,122,464
                                                                                                                     ------------

TRANSPORTATION 19.38%

Metropolitan Transn Auth NY Commuter
Fac Rev Ser A(6)                                                     6.00%      7/1/2016          AAA        2,000      2,152,520

Metropolitan Transn Auth NY Commuter
Fac Rev Ser B(6)                                                     4.75%      7/1/2026          AAA        7,030      6,460,219

48                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW YORK TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transn Auth NY Dedicated
Tax Fd Ser A(6)                                                      4.75%      4/1/2028          AAA     $  2,500   $  2,284,150

Metropolitan Transn Auth NY Dedicated
Tax Fd Ser A(6)                                                      6.00%      4/1/2030          AAA        3,800      4,037,614

Metropolitan Transn Auth NY Svc Cntrct
Transn Fac Ser O                                                     5.75%      7/1/2008          AA-        1,000      1,081,440

Metropolitan Transn Auth NY Transn Fac
Rev Svc Cntrct Ser R                                                 5.50%      7/1/2017          AA-        1,000      1,026,560

New York NY City Transn Auth RIBs(2)                                 9.88%      1/1/2030          AAA        5,000      5,591,000

Niagara NY Frontier Auth Arpt Buffalo
Niagara Intl Arpt Ser B(12)                                          5.50%      4/1/2019          AAA          690        710,714

Port Auth NY & NJ Cons 93rd Ser                                     6.125%      6/1/2094          AA-        7,500      8,207,400

Port Auth NY & NJ Cons 106th Ser AMT                                 6.00%      7/1/2015          AA-          350        364,543

Port Auth NY & NJ Spl Oblig Rev 5th
Installment Spl Proj Ser 4 AMT                                       6.75%     10/1/2019        BBB-*        2,970      3,045,082

Puerto Rico Comwlth Hwy & Transn
Auth Ser B(12)                                                      5.875%      7/1/2035          AAA          750        813,105

Puerto Rico Comwlth Hwy & Transn
Auth Ser B                                                           6.50%      7/1/2027            A        2,000      2,336,360

Puerto Rico Comwlth Hwy & Transn
Auth Hwy Rev Ser Y                                                   5.50%      7/1/2026            A        1,000      1,004,620

Puerto Rico Comwlth Hwy & Transn
Auth Sub PR St Infrastructure Bk                                     5.00%      7/1/2028           A-        1,000        940,140

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser A(12)                                            4.75%      7/1/2038          AAA           35         32,440

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B(12)                                            6.00%      7/1/2026            A        6,000      6,275,880
                                                                                                                     ------------
TOTAL                                                                                                                  46,363,787
                                                                                                                     ------------

WATER/SEWER 3.37%

Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(6)                                          6.375%     12/1/2017          AAA          650        723,873

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(6)                                                       5.75%      7/1/2021          AAA          500        526,980

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(9)                                                       6.00%      7/1/2029          AAA          500        533,840

New York City Muni Wtr Fin Auth
Wtr & Swr Sys Ser D(12)                                              4.75%     6/15/2025          AAA        2,535      2,337,194

New York City Muni Wtr Fin Auth
Wtr & Swr Sys Rev Unrefunded
Balance Ser B                                                        6.00%     6/15/2033           AA        1,470      1,637,389

                       SEE NOTES TO FINANCIAL STATEMENTS.                     49

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NEW YORK TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
New York St Environmental Fac Corp
St Clean Wtr & Drinking Revolving
FDS Ser A                                                            6.00%     6/15/2019          AAA      $ 1,500   $  1,613,085

Upper Mohawk NY Regl Wtr Fin Auth
NY Wtr Sys Rev(2)                                                    5.75%      4/1/2020          Aaa          650        681,610
                                                                                                                     ------------
TOTAL                                                                                                                   8,053,971
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 98.59% (Cost $226,445,046)                                                                     $235,795,673
=================================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
TEXAS TAX-FREE FUND MARCH 31, 2002

EDUCATION 5.47%

Texas Tech Univ Rev Fin Sys Ser 7(12)                                5.00%     8/15/2025          AAA        1,000        944,650

University TX Univ Rev Fin Sys Ser A                                5.375%     8/15/2017          AAA        3,130      3,180,174
                                                                                                                     ------------
TOTAL                                                                                                                   4,124,824
                                                                                                                     ------------

GENERAL OBLIGATION 38.04%

Azle TX Indpt Sch Dist Ser A                                         6.00%     2/15/2022          Aaa          250        250,650

Dallas Cnty TX                                                       5.00%     8/15/2009          AAA        1,295      1,350,827

Dallas Cnty TX Ref & Impt Ser A                                      5.00%     8/15/2020          AAA          800        775,640

Dallas TX Indpt Sch Dist Ref                                         5.00%     2/15/2021          AAA        1,500      1,436,295

Gregory Portland TX Indpt Sch Dist                                   5.50%     8/15/2020          AAA        1,075      1,093,662

Houston TX Indpt Sch Dist Maintenance
Tax NTS(9)                                                          5.875%     7/15/2013          AAA        1,500      1,627,710

Katy TX Indpt Sch Dist                                              6.125%     2/15/2032          AAA        1,000      1,056,900

Little Elm TX Indpt Sch Dist Cap
Apprec Ref                                                    Zero Coupon      8/15/2033          AAA        1,925        275,910

Mansfield TX Indpt Sch Dist                                          5.25%     2/15/2023          AAA        1,000        981,290

Pearland TX Indpt Sch Dist                                          5.125%     2/15/2022          AAA        1,500      1,453,560

Pearland TX Indpt Sch Dist Brd Ser A                                5.875%     2/15/2019          AAA        1,000      1,059,050

Pflugerville TX Indpt Sch Dist                                       5.00%     8/15/2026          AAA        1,000        939,640

San Antonio TX Indpt Sch Dist                                        5.50%     8/15/2024          AAA        1,000      1,010,180

San Antonio TX Indpt Sch Dist                                        5.75%     8/15/2015          AAA        2,000      2,183,980

Socorro TX Indpt Sch Dist Ref                                        6.00%     2/15/2015          AAA          920        968,981

Spring Branch TX Indpt Sch Ref                                      5.125%      2/1/2023          AAA        1,000        965,780

Texas St Ser B RIBs                                                 9.834%     9/30/2011          AA+        5,500      6,872,910

Texas St Wtr Dev Brd                                                 7.15%      8/1/2035          AA+        1,600      1,731,216

Texas St Wtr Financial Assistance Ser A                              5.25%      8/1/2022          AA+          145        142,853

50                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
TEXAS TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
United Indpt Sch Dist TX                                            5.125%     8/15/2026          AAA    $   1,000   $    956,390

Webster TX Ctfs Oblig Ser A(9)                                       6.00%      3/1/2017          AAA        1,440      1,545,710
                                                                                                                     ------------
TOTAL                                                                                                                  28,679,134
                                                                                                                     ------------

HEALTHCARE 7.62%

Denton Cnty TX Hlth Fac Dev Corp Rev
Lutheran Social Svc                                                  7.50%     8/15/2015          BB*        1,000      1,008,720

Harris Cnty TX Hlth Fac Dev St. Lukes
Episcopal Hosp Ser A                                                5.375%     2/15/2026           AA        1,000        962,860

Harris Cnty TX Hlth Fac Memorial
Hermann Hlthcare Ser A                                              6.375%      6/1/2029           A-        1,750      1,800,558

Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hosp De La Concepcion Ser A                                6.125%    11/15/2025           AA          910        956,137

Tom Green Cnty TX Hlth Fac Dev Shannon
Hlth Sys Proj                                                        6.75%     5/15/2021         BBB-        1,000      1,018,680
                                                                                                                     ------------
TOTAL                                                                                                                   5,746,955
                                                                                                                     ------------

INDUSTRIAL 13.39%

Cass Cnty TX Indl Dev Corp Environmental
Impt Rev Ser A AMT                                                   6.00%      9/1/2025          BBB        1,000        971,790

Orange Cnty TX Nav & Port Dist Ind Dev
Rev North Star Steel                                                6.375%      2/1/2017           A+        2,400      2,511,792

Texas City TX Ind Dev Corp Marine Term
Rev Arco Pipe Line                                                  7.375%     10/1/2020          AA+        5,500      6,608,415
                                                                                                                     ------------
TOTAL                                                                                                                  10,091,997
                                                                                                                     ------------

MISCELLANEOUS 2.66%

Austin TX Convention First Tier Ser A                                6.70%      1/1/2032         BBB-        1,000      1,013,050

Harris Cnty Houston TX Sports Auth Rev
Sr Lien Ser G(12)                                                    5.25%    11/15/2021          AAA        1,000        989,080
                                                                                                                     ------------
TOTAL                                                                                                                   2,002,130
                                                                                                                     ------------

POLLUTION 2.80%

Harris Cnty TX Ind Dev Corp Marine
Term & Wtr Poll Ctrl                                                6.625%      2/1/2024           A-        1,100      1,124,486

Sabine River Auth TX Poll Ctl Rev
Adj Ref TXU Elec Co PJ Ser A                                         5.50%      5/1/2022         BBB+        1,000        987,520
                                                                                                                     ------------
TOTAL                                                                                                                   2,112,006
                                                                                                                     ------------

POWER 2.99%

Fort Bend Cnty TX Muni Util Dist #25(12)                             6.00%     10/1/2028          AAA        2,170      2,253,089
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     51

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
TEXAS TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREREFUNDED 5.82%

Austin TX Indpt Sch Dist                                             5.75%      8/1/2013          AAA    $   1,000   $  1,081,230

Puerto Rico Comwlth RIBs(12)                                         9.77%      7/1/2026          AAA          500        612,890

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B                                                6.00%      7/1/2031            A        1,480      1,677,743

Texas St Tpk Auth Rev Houston Ship Chan                            12.625%      1/1/2020          AAA          975      1,019,762
                                                                                                                     ------------
TOTAL                                                                                                                   4,391,625
                                                                                                                     ------------

SOLID WASTE 2.06%

Gulf Coast Waste Disp Auth TX Waste
Disp Rev Valero Energy Corp Proj AMT                                 6.65%      4/1/2032          BBB        1,500      1,553,115
                                                                                                                     ------------

TRANSPORTATION 7.68%

Austin TX Arpt Sys Rev Prior Lien
Ser A AMT(12)                                                       6.125%    11/15/2025          AAA        2,500      2,638,775

Houston TX Arpt Sys Rev Sub Lien Ser B(9)                           5.50%       7/1/2030          AAA        1,000      1,000,560

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser C                                                     6.00%      7/1/2029            A        1,000      1,079,790

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser PMD RIBs(9)                                          10.25%      7/1/2026          AAA          950      1,073,956
                                                                                                                     ------------
TOTAL                                                                                                                   5,793,081
                                                                                                                     ------------

WATER/SEWER 11.52%

Dallas TX Wtr Wks & Swr Sys Rev Ref                                  5.00%     10/1/2012          AA+        1,000      1,019,400

El Paso TX Wtr & Swr Rev Ref & Impt
Ser A(9)                                                             5.25%      3/1/2027          AAA        1,000        974,190

Houston TX Wtr & Swr Sys Rev Ref Ser A(9)                            5.00%     12/1/2028          AAA        1,000        937,050

Houston TX Wtr & Swr Sys Rev Ref Ser A(9)                            5.50%     12/1/2007          AAA        1,500      1,603,485

San Antonio TX Wtr Rev Ref Sys(9)                                    5.00%     5/15/2028          AAA        1,000        937,640

Upper Trinity Regl Wtr Dist TX Wtr Sys
Rev Ser 4(6)                                                         6.00%      8/1/2026          AAA        3,025      3,211,824
                                                                                                                     ------------
TOTAL                                                                                                                   8,683,589
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 100.05% (Cost $72,260,723)                                                                     $ 75,431,545
=================================================================================================================================

52                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
WASHINGTON TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
EDUCATION 10.53%

Univ WA Ed Resh Rev Roosevelt Proj(12)                              5.375%      6/1/2029          AAA    $   1,400   $  1,387,050

Univ WA Rev Student Fac Fee(9)                                       5.50%      6/1/2019          AAA          810        826,880

Washington St Higher Ed Fac Auth Rev
Gonzaga Univ Proj(12)                                                4.75%      4/1/2022          AAA        1,000        919,960

Washington St Higher Ed Fac Auth Rev
Seattle Univ Proj(2)                                                 5.25%      5/1/2032          AAA          750        724,680

Western WA Univ Rev Student Rec Fee(12)                              5.00%      5/1/2033          AAA        1,000        928,690
                                                                                                                     ------------
TOTAL                                                                                                                   4,787,260
                                                                                                                     ------------

GENERAL OBLIGATION 14.55%

King Cnty WA Sch Dist #414 Lake
Washington(9)                                                        5.50%     12/1/2019          AAA        1,000      1,019,930

King Cnty WA Ser B                                                   4.50%      1/1/2024          AA+          320        280,045

King Cnty WA Ser B(12)                                               5.00%      1/1/2030          AAA        1,000        931,870

Port Seattle WA Ser B AMT                                            5.75%     12/1/2025          AA+          750        764,273

Seattle WA                                                           5.00%      8/1/2026          AAA        1,000        948,710

Vancouver WA Ltd Tax(2)                                              5.50%     12/1/2025          AAA        1,255      1,266,082

Washington St Ser A                                                  5.75%      9/1/2019          AA+          250        259,730

Washington St Ser B                                                  5.75%      5/1/2016          AA+          985      1,025,799

Whatcom Cnty WA                                                      5.75%     12/1/2012           A+          115        118,064
                                                                                                                     ------------
TOTAL                                                                                                                   6,614,503
                                                                                                                     ------------

HEALTHCARE 2.30%

Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hospital de la Concepcion Ser A                            6.125%    11/15/2030           AA        1,000      1,046,880
                                                                                                                     ------------

HOUSING 4.63%

Skagit Cnty WA Hsg Auth Low Income Hsg
Assist Rev Mtg Ln(10)                                                7.00%     6/20/2035          AAA          750        801,615

Snohomish Cnty WA Hsg Auth Rev Cedar
St Apt Proj Ser A AMT                                                6.40%      5/1/2027            A          500        515,435

Washington St Hsg Fin Cmnty Sing
Fam Mtg Rev Mtg Ser A AMT(11)                                        7.05%      7/1/2022          AAA          760        787,026
                                                                                                                     ------------
TOTAL                                                                                                                   2,104,076
                                                                                                                     ------------

MISCELLANEOUS 0.91%

Bellevue WA Convention Ctr Auth Sp
Oblig Rev(12)                                                 Zero Coupon       2/1/2024          AAA        1,400        413,154

                       SEE NOTES TO FINANCIAL STATEMENTS.                     53

SCHEDULE OF INVESTMENTS (UNAUDITED)
WASHINGTON TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
POWER 21.05%

Chelan Cnty WA Pub Util Dist #1
Columbia River Rock Island Hwy
Ser A(12)                                                     Zero Coupon       6/1/2024          AAA    $   4,860   $  1,392,633

Chelan Cnty WA Pub Util
Dist #1 Cons Rev Chelan
Hydroelec Ser A AMT(12)                                              6.40%      7/1/2017          AAA        1,000      1,085,510

Clark Cnty WA Pub Util Dist #1
Rev(9)                                                              5.125%      1/1/2020          AAA          400        391,528

Douglas Cnty WA Pub Util Dist #1
Wells Hydro                                                          8.75%      9/1/2018          AA-          350        425,033

Douglas Cnty WA Pub Util Dist #1
Wells Hydro 2 Tier Ser B(2)                                          8.75%      9/1/2006          AAA        3,415      3,811,891

Grant Cnty WA Pub Util Dist # 002
Elec Rev Ser H(9)                                                    5.00%      1/1/2022          AAA        1,000        956,390

Lewis Cnty WA Pub Util Dist #1 Cowlitz
Falls Hydro                                                          5.50%     10/1/2022          Aa1          755        762,150

Seattle WA Muni Lt & Pwr Rev Ser A(12)                              5.625%      9/1/2015          AAA          720        744,516
                                                                                                                     ------------
TOTAL                                                                                                                   9,569,651
                                                                                                                     ------------

PREREFUNDED 19.70%

Douglas Cnty WA Pub Util Dist #1 Wells
Hydro                                                                8.75%      9/1/2018          Aaa          150        187,650

Mount Vernon WA(2)                                                   6.85%     12/1/2014          AAA        1,285      1,405,726

Port Seattle WA Rev Ser B AMT                                        6.70%     11/1/2010          AA-           20         20,913

Puerto Rico Comwlth RIBs                                           10.195%      7/1/2029           A*        1,000      1,191,800

Puerto Rico Comwlth Hwy & Transn
Rev Ser B                                                            6.00%      7/1/2031            A          500        566,805

Puerto Rico Elec Pwr Auth Rev RIBs(9)                              10.303%      7/1/2023          AAA        3,500      3,672,130

Puerto Rico Tel Auth Rev RIBs(12)                                   9.399%     1/16/2015          AAA          500        540,265

Renton WA Wtr & Swr Rev                                              6.55%     11/1/2013           A+        1,000      1,083,780

Washington St Higher Ed Fac Auth
Rev Whitworth College(5)                                             7.00%     10/1/2015          AAA          250        272,980

Washington St Ser B                                                  5.75%      5/1/2016          AA+           15         15,828
                                                                                                                     ------------
TOTAL                                                                                                                   8,957,877
                                                                                                                     ------------

TRANSPORTATION 12.93%

Central Puget Sound WA Regl Transit Auth
Sales Tax & Motor(6)                                                 5.25%      2/1/2021          AAA        1,750      1,762,390

Port Kalama WA Rev Ser B AMT                                        5.625%     12/1/2015           A3          400        396,396

Port Seattle WA Spl Fac Rev Ser C AMT(12)                            6.00%      9/1/2029          AAA        2,000      2,109,920

54                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
WASHINGTON TAX-FREE FUND MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy & Transn Auth
Rev Ser B                                                            6.00%      7/1/2026            A    $   1,000   $  1,045,980

Puerto Rico Comwlth Hwy & Trans Auth
Rev Ser PMD-9 RIBs(9)                                               10.27%      7/1/2026          AAA          500        565,240
                                                                                                                     ------------
TOTAL                                                                                                                   5,879,926
                                                                                                                     ------------

WATER/SEWER 10.75%

King Cnty WA Swr Rev(6)                                              5.25%      1/1/2026          Aaa          750        732,038

Ocean Shores WA Wtr & Swr(9)                                         5.50%     12/1/2021          AAA        1,000      1,015,010

Pierce Cnty WA Swr Rev(2)                                            5.00%      8/1/2021          AAA        1,100      1,055,175

Seattle WA Wtr Sys Rev                                               5.25%     12/1/2023           AA        1,040      1,022,746

Vancouver WA Wtr & Swr Rev(6)                                        6.00%      6/1/2020          AAA        1,000      1,065,070
                                                                                                                     ------------
TOTAL                                                                                                                   4,890,039
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 97.35% (Cost $42,743,696)                                                                      $ 44,263,366
=================================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
FLORIDA TAX-FREE TRUST MARCH 31, 2002

EDUCATION 2.50%

Miami-Dade Cnty FL Ed Fac Auth Rev
Ser A(2)                                                             6.00%      4/1/2023          AAA        2,000      2,148,040
                                                                                                                     ------------

GENERAL OBLIGATION 17.48%

Boca Raton FL                                                        5.25%      7/1/2016          AAA        1,615      1,647,348

Boca Raton FL                                                        5.25%      7/1/2017          AAA        1,000      1,019,350

Florida St Brd Ed Cap Outlay Pub Ed Ser E                           5.625%      6/1/2025          AA+        1,000      1,032,060

Florida St Brd Ed Cap Outlay Ser A                                   5.25%      6/1/2024          AA+        2,000      1,984,320

Puerto Rico Comwlth RIBs(12)                                         9.75%      7/1/2026          AAA        3,500      4,290,230

Puerto Rico Comwlth RIBs                                            9.894%      7/1/2029           A*        2,000      2,383,600

Puerto Rico Comwlth RIBs(12)                                       10.204%      7/1/2008          AAA        1,100      1,147,388

Puerto Rico Comwlth Pub Impt                                         5.25%      7/1/2017            A        1,475      1,504,412
                                                                                                                     ------------
TOTAL                                                                                                                  15,008,708
                                                                                                                     ------------

HEALTHCARE 7.75%

Atlantic Beach FL HlthCare Fac Rev
Fleet Landing Proj(1)                                                5.50%     10/1/2012            A          300        306,900

Highlands Cnty FL Fac Auth Rev Hosp
Adventist/Sunbelt Ser A                                              6.00%    11/15/2031           A-        2,000      2,001,500

Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hosp De La Concepcion                                       6.50%    11/15/2020           AA          410        446,265

                       SEE NOTES TO FINANCIAL STATEMENTS.                     55

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FLORIDA TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Sarasota Cnty FL Pub Hosp Brd Rev Sarasota
Mem Hosp Ser B(12)                                                   5.50%      7/1/2028          AAA    $   2,875   $  2,931,091

South Broward Hosp Dist FL Rev                                      5.625%      5/1/2032           A+        1,000        969,650
                                                                                                                     ------------
TOTAL                                                                                                                   6,655,406
                                                                                                                     ------------

HOUSING 2.54%

Dade Cnty FL Hsg Fin Auth Sing Fam Mtg
Rev Ser E(11)                                                        7.00%      3/1/2024          AAA           25         25,261

Lee Cnty FL Hsg Fin Auth Sing Fam Mtg
Rev AMT(11)                                                          6.40%      3/1/2029          AAA        1,835      1,948,128

Orange Cnty FL Hsg Fin Auth Ser A-1
AMT(11)                                                       Zero Coupon       3/1/2028          AAA          985        212,908
                                                                                                                     ------------
TOTAL                                                                                                                   2,186,297
                                                                                                                     ------------

INDUSTRIAL 1.74%

Lee Cnty FL Indl Dev Auth Utils Rev
Ref Bonita Springs Util Proj AMT(2)                                 5.125%     11/1/2019          AAA        1,500      1,490,490
                                                                                                                     ------------
TOTAL

MISCELLANEOUS 13.16%

Beacon Tradeport Cmnty Dev Dist FL
Spl Assmt Coml Proj Ser A(3)                                        5.625%      5/1/2032           AA        1,250      1,255,925

Florida Muni Ln Council Rev(12)                               Zero Coupon       4/1/2020          AAA        4,000      1,514,720

Miami-Dade Cnty FL Spl Oblig
Sub Ser A(12)                                                 Zero Coupon      10/1/2024          AAA       17,875      4,950,481

Miami-Dade Cnty FL Spl Oblig
Sub Ser B(12)                                                        5.00%     10/1/2037          AAA        1,000        941,600

Orange Cnty FL Tourist Dev Sub(2)                                   5.125%     10/1/2025          AAA        1,445      1,407,459

Orange Cnty FL Tourist Dev Tax
Rev ETM(2)                                                           6.00%     10/1/2016          AAA          710        722,134

Tampa FL Sports Auth Rev Tampa
Bay Arena Proj(12)                                                   6.00%     10/1/2015          AAA          450        502,709
                                                                                                                     ------------
TOTAL                                                                                                                  11,295,028
                                                                                                                     ------------

POLLUTION 10.71%

Citrus Cnty FL Poll Ctrl Rev FL Pwr
Corp(12)                                                            6.625%      1/1/2027          AAA        5,740      5,869,147

Hillsborough Cnty FL Ind Dev Auth
Poll Ctrl Rev Tampa Elec                                             8.00%      5/1/2022           A+        2,500      2,581,375

Jacksonville FL Poll Rev
Anheuser-Busch Proj                                                  5.70%      8/1/2031           A+          750        742,545
                                                                                                                     ------------
TOTAL                                                                                                                   9,193,067
                                                                                                                     ------------

56                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FLORIDA TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREREFUNDED 29.20%

Florida St Brd of Ed Cap Outlay Pub
Ed Ser A                                                             6.00%      6/1/2019          AAA    $   1,700   $  1,824,032

Florida St Brd of Ed Cap Outlay Pub
Ed Ser B                                                             5.30%      6/1/2008          Aaa        1,000      1,065,740

Miami-Dade Cnty FL Expwy Auth Toll
Sys Rev(6)                                                          6.375%      7/1/2029          AAA        1,250      1,432,463

Orlando & Orange Cnty Expwy Auth
FL Expwy Rev ETM(6)                                                  6.50%      7/1/2020          AAA          395        397,698

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B                                                6.00%      7/1/2031            A        2,000      2,267,220

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B                                                6.50%      7/1/2027            A        1,000      1,168,180

Puerto Rico Elec Pwr Auth Pwr Rev
RIBs(9)                                                            10.303%      7/1/2023          AAA        1,500      1,573,770

Puerto Rico Muni Fin Agy Ser A                                       6.50%      7/1/2019          AAA        2,915      3,191,634

Puerto Rico Tel Auth Rev RIBs(12)                                    9.08%     1/25/2007          AAA        3,000      3,232,800

Tampa Bay Wtr FL Util Sys Rev(6)                                     6.00%     10/1/2024          AAA        3,000      3,361,830

Tampa FL Rev Allegany Hlth Sys
St. Joseph(12)                                                       6.70%     12/1/2018          AAA        5,000      5,549,600
                                                                                                                     ------------
TOTAL                                                                                                                  25,064,967
                                                                                                                     ------------

TRANSPORTATION 9.27%

Florida Ports Fin Commn Rev St Transn
TR FD Intermodal Pg AMT(6)                                           5.50%     10/1/2029          AAA        1,295      1,306,435

Jacksonville FL Port Auth Arpt Rev
Ser A AMT(6)                                                         6.25%     10/1/2024          AAA        1,000      1,068,090

Pensacola FL Arpt Rev Ser A AMT(12)                                 6.125%     10/1/2018          AAA        1,250      1,337,438

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser C                                                6.00%      7/1/2029            A          880        950,215

Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser PMD RIBs(9)                                     10.25%      7/1/2026          AAA          500        565,240

Santa Rosa Bay FL Brdg Auth Rev                               Zero Coupon       7/1/2015           B1        2,140        501,552

Santa Rosa Bay FL Brdg Auth Rev                               Zero Coupon       7/1/2022           B1        3,000        326,580

Tampa-Hillsborough Cnty FL Expwy
Auth Rev(6)                                                          5.00%      7/1/2032          AAA        2,000      1,901,240
                                                                                                                     ------------
TOTAL                                                                                                                   7,956,790
                                                                                                                     ------------

WATER/SEWER 5.52%

Melbourne FL Wtr & Swr Rev(6)                                 Zero Coupon      10/1/2025          AAA        2,580        711,280

Miami Beach FL Stormwater Rev(6)                                     5.25%      9/1/2020          AAA        1,000      1,008,080

                       SEE NOTES TO FINANCIAL STATEMENTS.                     57

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FLORIDA TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach FL Wtr & Swr Rev(2)                                      5.25%      9/1/2020          AAA    $   1,000   $  1,008,740

Miami Beach FL Wtr & Swr Rev(2)                                      5.50%      9/1/2027          AAA        1,000      1,020,610

Ocala FL Wtr & Swr Rev(6)                                            5.25%     10/1/2027          Aaa        1,000        991,670
                                                                                                                     ------------
TOTAL                                                                                                                   4,740,380
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 99.87% (Cost $82,418,453)                                                                      $ 85,739,173
=================================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
GEORGIA TAX-FREE TRUST MARCH 31, 2002

EDUCATION 14.86%

Fulton Cnty GA Dev Auth Rev GA Tech
Athletic Assn(2)                                                     5.50%     10/1/2017          AAA        1,000      1,040,550

Fulton Cnty GA Dev Auth Rev GA Tech
Fndtn Fdg Ser A                                                      5.00%     11/1/2031          AA+          500        469,900

Fulton Cnty GA Dev Auth Rev GA Tech
Fndtn Sac II Proj Ser A                                             5.125%     11/1/2021          AA+        1,000        977,600

Fulton Cnty GA Dev Auth Rev
Morehouse College Proj(2)                                           5.875%     12/1/2030          AAA        1,850      1,951,880

Private Colleges & Univ Auth GA
Emory Univ Proj Ser A                                                5.00%      9/1/2021          AA+          250        242,143

Private Colleges & Univ Auth GA
Emory Univ Proj Ser A                                                5.50%     11/1/2020          AA+        1,000      1,027,680

Private Colleges & Univ Auth GA
Emory Univ Proj Ser A                                                5.50%     11/1/2025          AA+        1,000      1,019,120

Private Colleges & Univ Auth GA
Rev Mercer Hsg Corp Proj Ser A(1)                                   5.375%      6/1/2031            A          140        132,511

Private Colleges & Univ Auth GA
Rev Mercer Univ Proj                                                 5.75%     10/1/2031           A-          500        497,885

Richmond County GA Pub
Fac Cnty Brd Ed Proj(2)                                              6.00%     11/1/2024          AAA          500        550,640
                                                                                                                     ------------
TOTAL                                                                                                                   7,909,909
                                                                                                                     ------------

FINANCE 7.94%

Georgia Mun Assn Inc Ctfs City Court
Atlanta Proj(2)                                                      5.25%     12/1/2026          AAA          750        743,798

Puerto Rico Pub Fin Corp Comwlth
Approp Ser A(12)                                                     5.00%      8/1/2031          AAA        1,500      1,556,385

Puerto Rico Pub Fin Corp Comwlth
Approp Ser A(12)                                                     5.50%      8/1/2020          AAA        2,000      1,925,440
                                                                                                                     ------------
TOTAL                                                                                                                   4,225,623
                                                                                                                     ------------

58                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
GEORGIA TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 19.57%

Atlanta GA ETM                                                       5.60%     12/1/2015           AA    $      95   $    100,045

DeKalb Cnty GA                                                       6.00%      1/1/2020          AAA          250        255,123

Forsyth Cnty GA Sch Dist                                             6.00%      2/1/2016           AA        2,000      2,192,160

Georgia St Ser C                                                     7.25%      7/1/2005          AAA        1,500      1,673,430

Georgia St Ser C                                                     7.25%      7/1/2006          AAA        1,000      1,135,240

Puerto Rico Comwlth(9)                                               5.50%      7/1/2017          AAA          500        520,295

Puerto Rico Comwlth RIBs(9)                                        10.132%      7/1/2020          AAA          250        261,733

Puerto Rico Comwlth RIBs                                           10.195%      7/1/2029           A*        1,125      1,340,775

Puerto Rico Comwlth Pub Impt(12)                                     5.75%      7/1/2026          AAA        1,990      2,214,651

Puerto Rico Comwlth Pub Impt Ser A                                  5.375%      7/1/2028            A          735        729,311
                                                                                                                     ------------
TOTAL                                                                                                                  10,422,763
                                                                                                                     ------------

HEALTHCARE 2.60%

Glynn-Brunswick GA Mem Hosp Auth
Rev Southeast GA Hlth(12)                                            6.00%      8/1/2016          AAA          400        428,616

Puerto Rico Ind Tourist Ed Med & Envr Ctrl
Fac Hosp De La Concepcion                                            6.50%    11/15/2020           AA          410        446,265

Ware Cnty GA Hosp Auth Rev Antic Ctfs(12)                            5.50%      3/1/2021          AAA          500        507,350
                                                                                                                     ------------
TOTAL                                                                                                                   1,382,231
                                                                                                                     ------------

HOUSING 5.63%

Clayton Cnty GA Hsg Auth Multi Fam Hsg
Rev Southlake Cove Proj A(10)                                        5.60%    12/20/2024          AAA          500        498,295

DeKalb Cnty GA Hsg Auth Multi Fam Rev
Lakes at Indian Creek AMT(9)                                         7.15%      1/1/2025          AAA          500        531,535

Georgia St Hsg & Fin Auth Rev Sing Fam
Mtg Sub Ser A-2 AMT(7)                                               6.40%     12/1/2015          AAA          485        500,379

Georgia St Hsg & Fin Auth Rev Sing Fam
Mtg Sub Ser A-2 AMT(7)                                               6.45%     12/1/2027          AAA          205        209,990

Georgia St Hsg & Fin Auth Rev Sing Fam
Sub Ser D-2 AMT                                                      5.75%     12/1/2031          AAA        1,255      1,255,904
                                                                                                                     ------------
TOTAL                                                                                                                   2,996,103
                                                                                                                     ------------

INDUSTRIAL 2.58%

Albany Dougherty GA Payroll Dev Auth
Procter & Gamble AMT                                                 5.20%     5/15/2028          AA-          500        480,645

Effingham Cnty GA Dev Auth
Fort James Proj AMT                                                 5.625%      7/1/2018         BBB-        1,000        893,530
                                                                                                                     ------------
TOTAL                                                                                                                   1,374,175
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     59

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
GEORGIA TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 9.18%

Association Cnty GA Leasing Proj Rockdale
Cnty GA Pub Purp Proj(2)                                            5.625%      7/1/2020          AAA    $      25   $     26,031

Cobb Marietta GA Coliseum & Exhibit Hall
Auth Rev(12)                                                        5.625%     10/1/2026          AAA        1,000      1,049,930

Fayette Cnty GA Pub Fac Auth Rev
Criminal Justice Center Proj                                         5.00%      6/1/2026           AA        1,000        956,690

Fayette Cnty GA Pub Fac Auth Rev
Criminal Justice Center Proj                                         6.00%      6/1/2030           AA        1,000      1,119,300

George L Smith II GA World Congress Ctr
Auth Rev Domed Stadium Proj AMT(12)                                  5.75%      7/1/2015          AAA          500        528,585

Puerto Rico Pub Bldg Auth Rev Gtd Govt
Fac Ser D                                                            5.25%      7/1/2036            A        1,250      1,205,663
                                                                                                                     ------------
TOTAL                                                                                                                   4,886,199
                                                                                                                     ------------

POLLUTION 0.38%

Monroe Cnty GA Dev Auth Pollution Ctr
Rev GA Pwr Co Plant Sherer Proj(2)                                   5.25%      7/1/2031          AAA          205        201,671
                                                                                                                     ------------

POWER 7.77%

Puerto Rico Elec Pwr Auth Pwr Rev
Ref Ser FF(12)                                                       5.25%      7/1/2005          AAA          250        265,425

Puerto Rico Elec Pwr Auth Pwr
Rev Ser HH(9)                                                        5.25%      7/1/2029          AAA        1,095      1,095,701

Puerto Rico Elec Pwr Auth Pwr Rev
Ref Ser Y(12)                                                        6.50%      7/1/2005          AAA        2,525      2,777,216
                                                                                                                     ------------
TOTAL                                                                                                                   4,138,342
                                                                                                                     ------------

PREREFUNDED 12.59%

Albany GA Sew Sys Rev(12)                                           6.625%      7/1/2017          AAA          100        103,168

Atlanta GA                                                          6.125%     12/1/2023           AA        2,000      2,190,700

Atlanta GA Wtr & Swr Rev Second Lien(6)                              5.45%      1/1/2017          AAA        1,000      1,071,210

Chatham Cnty GA Sch Dist(12)                                         6.75%      8/1/2020          AAA        1,035      1,114,074

Cobb Cnty GA Kennestone Hosp Auth
Rev Ctfs Ser 86-A ETM(12)                                     Zero Coupon       8/1/2015          AAA          395        199,278

Puerto Rico Comwlth Hwy & Transn Auth
Hwy Rev Refunded Bal Ser T                                          6.625%      7/1/2018          AAA          300        308,034

Puerto Rico Comwlth Issues DTD(2)                                    5.85%      7/1/2015          AAA          250        256,225

Puerto Rico Elec Pwr Auth
Pwr Ser T RIBs(9)                                                  11.047%      7/1/2018          AAA        1,000      1,189,650

Savannah GA Economic Dev Auth
Rev Sub Ser C ETM                                             Zero Coupon      12/1/2021          AAA        1,000        268,550
                                                                                                                     ------------
TOTAL                                                                                                                   6,700,889
                                                                                                                     ------------

60                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
GEORGIA TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE 0.20%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                                         6.40%      1/1/2015          AAA    $     100   $    105,762
                                                                                                                     ------------

TRANSPORTATION 8.63%

Atlanta GA Arpt Fac Rev AMT(12)                               Zero Coupon       1/1/2010          AAA        1,500        976,560

Atlanta GA Arpt Rev Ser A(6)                                         5.60%      1/1/2030          AAA        1,000      1,014,150

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser A(12)                                                 4.75%      7/1/2038          AAA          725        671,966

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B(12)                                                5.875%      7/1/2020          AAA        1,000      1,094,180

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser C                                                     6.00%      7/1/2029            A          250        269,948

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser PMD RIBs(9)                                          10.27%      7/1/2026          AAA          500        565,240
                                                                                                                     ------------
TOTAL                                                                                                                   4,592,044
                                                                                                                     ------------

WATER/SEWER 5.59%

Atlanta GA Wtr & Waste Wtr Rev Ser A(12)                             5.00%     11/1/2039          AAA          500        467,940

Elberton GA Combined Util Sys
Rev Ref & Impt(2)                                                    5.50%      1/1/2019          AAA          550        578,336

Forsyth Cnty GA Wtr & Swr Auth Rev                                   6.25%      4/1/2021           AA          750        850,673

Henry Cnty GA Henry Cnty Wtr & Sew
Auth Rev(6)                                                         5.625%      2/1/2030          AAA        1,050      1,080,660
                                                                                                                     ------------
TOTAL                                                                                                                   2,977,609
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 97.52% (Cost $51,025,894)                                                                      $ 51,913,320
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     61

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
EDUCATION 8.15%

Eastern MI Univ Rev(6)                                               5.50%      6/1/2027          AAA    $     500   $    540,610

Eastern MI Univ Rev Gen Ser B(6)                                     5.60%      6/1/2025          AAA        1,430      1,465,621

Grand Valley MI St Univ Rev(6)                                       5.50%      2/1/2018          AAA        1,150      1,208,420

University MI Univ Rev Student Fee Ser A                             6.00%      4/1/2007          Aaa          250        271,725

Wayne Cnty MI Cmnty College Impt(2)                                  5.50%      7/1/2019          AAA          565        578,933
                                                                                                                     ------------
TOTAL                                                                                                                   4,065,309
                                                                                                                     ------------

GENERAL OBLIGATION 29.48%

Belding MI Area Sch(2)                                               5.00%      5/1/2026          AAA          400        379,600

Bloomingdale MI Pub Sch Dist #16                                     5.50%      5/1/2021          AAA          450        459,324

Central Montcalm MI Pub Sch(12)                                      5.90%      5/1/2019          AAA        1,000      1,058,540

Crawford Ausable MI Sch Dist Sch Bldg & Site                         5.00%      5/1/2021          AAA          350        339,108

Elkton Pigeon Bay Port MI Sch Dist                                  5.375%      5/1/2025          AAA          700        703,381

Greenville MI Pub Sch Ref                                            5.00%      5/1/2025          AAA          800        765,144

Greenville MI Pub Sch Ref                                            5.25%      5/1/2015          AAA          595        615,492

Huron MI Sch Dist(9)                                                 5.25%      5/1/2021          AAA          250        248,798

Kaleva Norman Etc MI Sch Dist Bldg & Site(6)                         6.00%      5/1/2025          Aaa          600        663,192

Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bds                                                  5.25%      5/1/2026          AAA          750        741,878

Lake Orion MI Cmnty Sch Dist Ser A(6)                                6.00%      5/1/2017          AAA        1,335      1,437,461

Lake Orion MI Cmnty Sch Dist Ser B                                   5.25%      5/1/2025          AAA        1,000        989,400

Marshall MI Pub Sch Dist                                             5.50%      5/1/2018          AAA          750        771,000

Memphis MI Cmnty Sch(6)                                              5.25%      5/1/2029          Aaa          150        146,394

Oscoda MI Area Sch Dist Bldg & Site                                  5.50%      5/1/2021          AAA          700        715,120

Paw Paw MI Pub Sch Dist Sch Bldg & Site                              6.00%      5/1/2030          AAA        1,325      1,403,983

Puerto Rico Comwlth Ref Pub Impt Ser A                               5.50%      7/1/2017          AAA          500        538,055

Saline MI Area Sch(6)                                                5.50%      5/1/2015          AAA          750        771,158

South Lyon MI Cmnty Sch(9)                                           5.50%      5/1/2023          AAA        1,425      1,445,335

Wayne Cnty MI Bldg Auth Cap Impt Ser A(12)                           5.25%      6/1/2016          AAA          500        505,995
                                                                                                                     ------------
TOTAL                                                                                                                  14,698,358
                                                                                                                     ------------

HEALTHCARE 9.73%

Kalamazoo MI Hosp Fin Auth Fac Rev Hosp
Rev RIBs ETM(6)                                                     8.738%      6/1/2011          AAA        2,000      2,083,440

Michigan St Hosp Fin Auth Rev Ref Hosp
Sparrow Oblig Group                                                  5.50%    11/15/2021           A1          125        119,365

Michigan St Hosp Fin Auth Rev Ref Trinity
Hlth Ser A(2)                                                        6.00%     12/1/2027          AAA        1,000      1,068,690

62                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Ind Tourist Ed Med Ryder
Mem Hosp Proj Ser A                                                  6.70%      5/1/2024         BBB-    $   1,575   $  1,579,883
                                                                                                                     ------------
TOTAL                                                                                                                   4,851,378
                                                                                                                     ------------

HOUSING 2.57%

Michigan St Hsg Dev Auth Ser B                                       6.95%     12/1/2020          AA+          175        178,318

Michigan St Hsg Dev Auth Ser D                                       5.95%     12/1/2016          AA+          500        517,430

Michigan St Hsg Dev Auth Ser E AMT                                   6.20%     12/1/2027          AA+          575        585,281
                                                                                                                     ------------
TOTAL                                                                                                                   1,281,029
                                                                                                                     ------------

MISCELLANEOUS 6.05%

Michigan Muni Bd Auth Rev Unrefunded
Balance(2)                                                           6.75%     11/1/2014          AAA          295        324,361

Michigan St Ctfs Partn(2)                                     Zero Coupon       6/1/2022          AAA        2,000        655,520

Michigan St Environmental Protn Prog                                 5.25%     11/1/2020          AAA        1,000      1,009,580

Michigan St Hse Representative
Ctfs Partn(2)                                                 Zero Coupon      8/15/2024          AAA        3,565      1,029,750
                                                                                                                     ------------
TOTAL                                                                                                                   3,019,211
                                                                                                                     ------------

POWER 4.95%

Michigan St Strategic Fd Disp Rev
Genesee Pwr Station AMT                                              7.50%      1/1/2021          BB*          500        499,915

Michigan St Strategic Fd Ltd Oblig(2)                                7.00%      5/1/2021          AAA          500        605,305

Michigan St Strategic Fd Ltd Oblig
Ref Detroit Edison Poll Ctl Ser B AMT                                5.65%      9/1/2029           A-        1,000        963,550

Michigan St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(12)                                            7.00%     7/15/2008          AAA          350        400,897
                                                                                                                     ------------
TOTAL                                                                                                                   2,469,667
                                                                                                                     ------------

PREREFUNDED 31.80%

Alpena MI Pub Sch(12)                                               5.625%      5/1/2022          AAA          500        537,460

Anchor Bay MI Sch Dist Sch Bldg & Site
Ser I(6)                                                             6.00%      5/1/2023          AAA        1,100      1,215,852

Big Rapids MI Pub Sch Dist(6)                                       5.625%      5/1/2014          AAA          800        859,032

Detroit MI City Sch Dist Ser A(2)                                    5.85%      5/1/2016          AAA          750        824,010

Greenville MI Pub Sch Ref(9)                                         6.00%      5/1/2025          AAA        1,000      1,105,320

Hartland MI Cons Sch Dist(6)                                         6.00%      5/1/2021          AAA        1,950      2,167,092

Howell MI Pub Sch(12)                                                6.00%      5/1/2025          AAA        1,100      1,201,211

Huron Valley MI Sch Dist(6)                                          5.75%      5/1/2022          AAA          250        270,155

Lake Orion MI Cmnty Sch Dist(2)                                      7.00%      5/1/2020          AAA        1,050      1,169,333

                       SEE NOTES TO FINANCIAL STATEMENTS.                     63

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2002

                                                                                              RATING:    PRINCIPAL
                                                                 INTEREST       MATURITY       S&P OR       AMOUNT
INVESTMENTS                                                          RATE           DATE      MOODY'S        (000)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Lakeview MI Cmnty Sch(6)                                             5.60%      5/1/2022          AAA    $     210   $    225,494

Michigan Muni Bd Auth Rev Ser G(2)                                   6.75%     11/1/2014          AAA        1,205      1,335,706

Potterville MI Pub Sch(9)                                            6.00%      5/1/2029          AAA        1,000      1,105,320

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B                                                     6.50%      7/1/2027            A        1,000      1,168,180

Puerto Rico Comwlth Rites PA 650 RIBs                               7.928%      7/1/2029            A*         925      1,102,415

Puerto Rico Elec Pwr Auth Pwr
Rev Ser T RIBs(9)                                                  11.047%      7/1/2018          AAA          500        594,825

Puerto Rico Tel Auth Rev RIBs(12)                                   9.269%     1/16/2015          AAA          900        972,477
                                                                                                                     ------------
TOTAL                                                                                                                  15,853,882
                                                                                                                     ------------

TRANSPORTATION 1.35%

Michigan St Comprehensive Transn
Ref Ser A(9)                                                         5.00%     11/1/2021          AAA          700        675,402
                                                                                                                     ------------

WATER/SEWER 4.79%

Detroit MI Swr Disp Rev Ref Ser B(12)                                5.25%      7/1/2021          AAA          805        801,072

Grand Rapids MI San Swr Sys Rev
Ref & Impt Ser A(6)                                                  4.75%      1/1/2028          AAA        1,050        948,833

Muskegon Heights MI Wtr Sys Ser A(12)                               5.625%     11/1/2020          Aaa          300        309,558

Muskegon Heights MI Wtr Sys Ser A(12)                               5.625%     11/1/2025          Aaa          320        328,854
                                                                                                                     ------------
TOTAL                                                                                                                   2,388,317
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS 98.87% (Cost $47,050,270)                                                                      $ 49,302,553
=================================================================================================================================

64                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2002

                                                                                  RATING:      PRINCIPAL
                                                         INTEREST       MATURITY   S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE  MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------
EDUCATION 18.80%

Montgomery Cnty PA Ind Dev Auth
Rev Hill Sch Proj(12)                                        5.35%     8/15/2027      Aaa      $   2,250   $  2,246,738

Pennsbury PA Sch Dist(6)                                     5.50%     1/15/2020      Aaa          1,000      1,026,780

Pennsylvania St Higher Ed Assistance
Agy Student Ln Rev RIBs AMT(2)                             10.744%      3/1/2022      AAA          3,000      3,133,256

Pennsylvania St Higher Ed Fac Auth
Bryn Mawr College(2)                                        5.125%     12/1/2029      AAA            400        383,160

Pennsylvania St Higher Ed Fac Auth
College & Univ of the Arts(3)                               5.625%     3/15/2025       AA          1,000      1,003,460

Pennsylvania St Higher Ed Fac Auth
College & Univ of the Arts(3)                                5.75%     3/15/2030       AA            500        506,980

Pennsylvania St Higher Ed Fac Auth
Drexel Univ                                                  6.00%      5/1/2029        A            800        827,888

Pennsylvania St Higher Ed Fac Auth
Moravian College Proj(3)                                    5.375%      7/1/2031       AA          1,000        960,780

Pennsylvania St Higher Ed Fac Auth
Rev Lafayette College Proj                                   6.00%      5/1/2030      AA-          1,425      1,505,114

Pennsylvania St Higher Ed Fac Auth
Rev Univ Sciences Philadelphia(12)                           5.25%     11/1/2025      AAA          1,000        984,010

Pennsylvania St Higher Ed Fac Auth
Ser A(12)                                                   6.625%     8/15/2009      AAA            325        336,287

Pennsylvania St Higher Ed Fac
Univ of Scranton(2)                                          5.75%     11/1/2017      AAA          1,000      1,062,390

Philadelphia PA Auth Ind Dev Rev
Ed Cmnty Foreign Med Grads(12)                               5.00%      6/1/2015      AAA            250        249,745

State Pub Sch Bldg Auth PA College
Rev College Rev(2)                                    Zero Coupon      7/15/2014      AAA            295        156,837

State Pub Sch Bldg Auth PA College
Rev College Rev(2)                                    Zero Coupon      7/15/2015      AAA            295        147,058

State Pub Sch Bldg Auth PA College
Rev College Rev(2)                                    Zero Coupon      7/15/2016      AAA            295        137,815

State Pub Sch Bldg Auth PA College
Rev Del Cnty Cmnty College Proj(12)                          5.50%     10/1/2020      AAA            800        818,512

State Pub Sch Bldg Auth PA College
Rev Northhampton Area Cmnty Coll(2)                          5.75%      3/1/2020      AAA          1,775      1,864,158
                                                                                                           ------------
TOTAL                                                                                                        17,350,968
                                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     65

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2002

                                                                                  RATING:      PRINCIPAL
                                                         INTEREST       MATURITY   S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE  MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------
FINANCE 6.21%

Delaware Valley PA Regl Fin Auth
Loc Govt Rev Ser C(2)                                        7.75%      7/1/2027      AAA      $   1,000   $  1,331,870

Puerto Rico Pub Fin Corp Comwlth
Approp Ser A(12)                                             5.00%      8/1/2031      AAA          3,000      2,888,160

York PA Gen Auth Gtd Rev York City
Recreation Corp(2)                                           5.50%      5/1/2018      AAA          1,475      1,514,147
                                                                                                           ------------
TOTAL                                                                                                         5,734,177
                                                                                                           ------------

GENERAL OBLIGATION 16.77%

Canon McMillan Sch Dist PA Cap Apprec
Ser A(6)                                              Zero Coupon      12/1/2025      AAA          1,370        362,392

Mifflin Cnty PA(6)                                          5.625%      9/1/2031      AAA          2,500      2,572,525

Montgomery Cnty PA                                           5.00%     9/15/2022      Aaa            625        610,894

Philadelphia PA Sch Dist Ser A(9)                            5.50%      2/1/2031      AAA          2,500      2,522,450

Philadelphia PA Sch Dist Ser A(9)                            5.75%      2/1/2019      AAA            450        475,133

Philadelphia PA Sch Dist Ser A(9)                            5.75%      2/1/2020      AAA            250        263,048

Philadelphia PA Sch Dist Ser A(9)                            5.75%      2/1/2021      AAA            500        525,005

Philadelphia PA Sch Dist Ser A(9)                            5.75%      2/1/2030      AAA          1,250      1,304,363

Plum Boro PA Sch Dist(6)                                     5.25%     9/15/2030      AAA          1,000        974,040

Puerto Rico Comwlth Pub Impt Ser A                          5.375%      7/1/2028        A          2,750      2,728,715

Puerto Rico Comwlth Ser A                                    6.00%      7/1/2014        A          1,000      1,025,140

Riverside PA Sch Dist(6)                                     5.50%    10/15/2020      AAA          1,000      1,023,210

Stroudsburg PA Area Sch Dist Ser A(9)                        4.75%      4/1/2021      AAA          1,000        921,960

West Middlesex Area Sch Dist PA Cap
Apprec Ser A(9)                                       Zero Coupon      6/15/2032      AAA            935        164,850
                                                                                                           ------------
TOTAL                                                                                                        15,473,725
                                                                                                           ------------

HEALTHCARE 6.96%

Chester Cnty PA Hlth & Ed Fac Auth
Hlth Sys Rev RIBs(2)                                        11.16%     5/15/2020      AAA          2,600      2,645,136

Delaware Cnty PA Auth Hosp Rev Crozer
Chester Med Ctr(1)                                          5.375%     12/1/2018        A          1,000        946,730

Puerto Rico Ind Tourist Ed Med & Envr Ctrl
Fac Rev Hosp Mutuo Obligation Grp Ser A(12)                  6.25%      7/1/2024      AAA            850        913,045

Scranton-Lackawanna PA Hlth & Welfare
Auth Rev Hosp Moses Taylor Hosp Proj                         6.20%      7/1/2017     BBB-          1,055        918,546

York Cnty PA Hosp Auth Rev York Hosp(2)                      5.25%      7/1/2017      AAA          1,000      1,003,500
                                                                                                           ------------
TOTAL                                                                                                         6,426,957
                                                                                                           ------------

66                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2002

                                                                                  RATING:      PRINCIPAL
                                                         INTEREST       MATURITY   S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE  MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------
HOUSING 2.40%

Pennsylvania Hsg Fin Agy Sing Fam Mtg
Ser 41-B AMT                                                 6.65%      4/1/2025      AA+      $     555   $    572,599

Pennsylvania Hsg Fin Agy Sing Fam Mtg
Ser 42 AMT                                                   6.85%      4/1/2025      AA+            645        667,085

Pennsylvania Hsg Fin Agy Sing Fam Mtg
Ser 73B                                                      5.00%      4/1/2016      AA+          1,000        975,440
                                                                                                           ------------
TOTAL                                                                                                         2,215,124
                                                                                                           ------------

INDUSTRIAL 2.43%

Bradford Cnty PA Ind Dev Auth Intl Paper
Co Proj Ser A AMT                                            6.60%      3/1/2019      BBB          1,250      1,273,975

Philadelphia PA Auth For Ind Dev Lease
Rev Ser B(9)                                                5.125%     10/1/2026      AAA          1,000        965,510
                                                                                                           ------------
TOTAL                                                                                                         2,239,485
                                                                                                           ------------

MISCELLANEOUS 2.33%

Allegheny Cnty PA Redev Auth Tax
Increment Rev Waterfront Proj Ser A                          6.30%    12/15/2018       A-*         1,000      1,030,490

Washington County PA Auth Rev Cap
Fdg Rev Proj & Equip Prog(2)                                 6.15%     12/1/2029      AAA          1,025      1,119,034
                                                                                                           ------------
TOTAL                                                                                                         2,149,524
                                                                                                           ------------

POLLUTION 2.80%

Allegheny Cnty PA Ind Dev Auth
Rev Envr Impt USX Proj                                       6.10%     7/15/2020     BBB+          1,000        977,290

York Cnty PA Ind Dev Auth Poll Ctrl
Rev Pub Svc Elec & Gas Ser A(12)                             6.45%     10/1/2019      AAA          1,475      1,607,721
                                                                                                           ------------
TOTAL                                                                                                         2,585,011
                                                                                                           ------------

POWER 1.65%

Pennsylvania Econ Dev Recov
Rev Northhampton Gen Ser A AMT                               6.60%      1/1/2019     BBB-          1,500      1,525,080
                                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     67

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2002

                                                                                  RATING:      PRINCIPAL
                                                         INTEREST       MATURITY   S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE  MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------
PREREFUNDED 23.70%

Allegheny Cnty PA Port Auth Sp
Rev Transn(12)                                               6.00%      3/1/2013      AAA      $   2,000   $  2,218,760

Allegheny Cnty PA Port Auth Sp
Rev Transn(12)                                              6.125%      3/1/2029      AAA            500        558,395

Bethlehem PA Area Sch Dist(12)                               6.00%      3/1/2016      AAA          1,000      1,083,000

Pennsylvania Conv Ctr Auth
Rev Ser A ETM(6)                                             6.70%      9/1/2016      AAA            855        998,118

Pennsylvania Intergovt Coop Auth
Spl Tax Rev Funding Prog(6)                                  6.75%     6/15/2021      AAA          2,000      2,200,760

Philadelphia PA Gas Wks Rev Twelfth
Ser B ETM(12)                                                7.00%     5/15/2020      AAA          2,220      2,632,187

Philadelphia PA Ser B(6)                                     6.00%    11/15/2012      AAA          1,000      1,090,500
Puerto Rico Comwlth                                          6.45%      7/1/2017      AAA          1,900      2,080,462

Puerto Rico Comwlth(12)                                      6.45%      7/1/2017      AAA            700        766,486

Puerto Rico Comwlth Hwy & Transn
Auth Hwy Rev Ser V                                          6.625%      7/1/2012        A          1,615      1,658,040

Puerto Rico Elec Pwr Auth Pwr Rev RIBs(9)                  10.303%      7/1/2023      AAA          3,000      3,147,540

Puerto Rico Elec Pwr Auth Pwr Rev
Ser T RIBs(9)                                              11.047%      7/1/2018      AAA          1,500      1,784,475

Puerto Rico Elec Pwr Auth Pwr Rev Ser X                      6.00%      7/1/2015      Aaa          1,000      1,104,930

Puerto Rico Elec Pwr Auth Pwr Rev Ser X                     6.125%      7/1/2021      Aaa            500        554,380
                                                                                                           ------------
TOTAL                                                                                                        21,878,033
                                                                                                           ------------

TRANSPORTATION 8.25%

Allegheny Cnty PA Arpt Rev(12)                               5.00%      1/1/2017      AAA          1,000        975,480

Delaware River Port Auth PA & NJ Ref Port
Dist Proj Ser A(9)                                           5.20%      1/1/2027      AAA          1,000        987,580

Delaware River Port Auth PA & NJ Rev(9)                      6.00%      1/1/2019      AAA          1,000      1,079,450

Pennsylvania St Tpk Commn(2)                                 5.50%     7/15/2033      AAA          3,000      3,029,880

Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B                                             6.00%      7/1/2026        A            500        522,990

Puerto Rico Port Auth Rev Ser D AMT(6)                       7.00%      7/1/2014      AAA          1,000      1,020,390
                                                                                                           ------------
TOTAL                                                                                                         7,615,770
                                                                                                           ------------

68                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2002

                                                                                  RATING:      PRINCIPAL
                                                         INTEREST       MATURITY   S&P OR         AMOUNT
INVESTMENTS                                                  RATE           DATE  MOODY'S          (000)          VALUE
-----------------------------------------------------------------------------------------------------------------------
WATER/SEWER 3.52%

Allegheny Cnty PA San Auth Swr Rev(12)                      5.375%     12/1/2024      AAA      $   2,000   $  2,006,700

Bucks Cnty PA Wtr & Swr Auth Neshaminy
Interceptor Swr Sys(2)                                       5.50%      6/1/2017      Aaa            465        477,690

North Huntingdon Township PA Muni(2)                         5.25%      4/1/2019      AAA            760        762,158
                                                                                                           ------------
TOTAL                                                                                                         3,246,548
                                                                                                           ------------
TOTAL MUNICIPAL BONDS 95.82% (Cost $86,193,182)                                                            $ 88,440,402
=======================================================================================================================

  * This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality to the rating shown.
 ** Variable rate security. The interest rate represents the rate at March 31,
    2002.
AMT-Income from the security may be subject to Alternative Minimum Tax. ETM-Escrow to Maturity
GTD-Guaranteed
NR-Not Rated
Prerefunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF-Permanent School Fund
RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2002.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

  (1) American Capital Assets
  (2) American Municipal Bond Assurance Corporation
  (3) Radian Asset Assurance
  (4) Bond Investors Guaranty
  (5) College Construction Loan Insurance Association
  (6) Financial Guaranty Insurance Company
  (7) Federal Housing Administration
  (8) Federal National Mortgage Association
  (9) Financial Security Assurance, Inc.
 (10) Government National Mortgage Association
 (11) Government National Mortgage Association/Federal National Mortgage Association
 (12) Municipal Bond Investors Assurance

                       SEE NOTES TO FINANCIAL STATEMENTS.                     69

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002

                                                          NATIONAL          CALIFORNIA
ASSETS:
 Investment in securities, at cost                   $ 560,853,796       $ 190,348,104
--------------------------------------------------------------------------------------
 Investment in securities, at value                  $ 568,880,765       $ 192,618,227
 Cash                                                    2,963,110           1,743,300
 Receivables:
   Interest                                              8,477,768           2,861,896
   Investment securities sold                           15,563,112           1,076,636
   Capital shares sold                                     284,568             138,955
 Prepaid expenses and other assets                          91,017              27,733
--------------------------------------------------------------------------------------
 TOTAL ASSETS                                          596,260,340         198,466,747
--------------------------------------------------------------------------------------
LIABILITIES:
 Payables:
   Investment securities purchased                      25,587,294           3,881,240
   Capital shares reacquired                               955,752           1,139,517
   Management fees                                         243,169              83,689
   12b-1 distribution fees                                 393,010             122,868
   Directors'/Trustees' fees                               282,861             169,753
   To bank                                                       -                   -
 Dividends payable                                       2,052,238             692,058
 Accrued expenses                                          185,267              82,088
--------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                      29,699,591           6,171,213
======================================================================================
NET ASSETS                                           $ 566,560,749       $ 192,295,534
======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                        573,820,998         205,186,650
Undistributed (distributions in excess of)
   net investment income                                (1,843,641)            168,632
Accumulated net realized loss on investments           (13,443,577)        (15,329,871)
Net unrealized appreciation on investments               8,026,969           2,270,123
--------------------------------------------------------------------------------------
NET ASSETS                                           $ 566,560,749       $ 192,295,534
======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                       $ 497,524,849       $ 180,463,269
Class B Shares                                       $  30,560,941                   -
Class C Shares                                       $  38,474,959       $  11,832,265

OUTSTANDING SHARES BY CLASS:
Class A Shares                                          44,835,663          17,117,621
Class B Shares                                           2,747,051                   -
Class C Shares                                           3,460,727           1,121,349

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                              $11.10              $10.54
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)              $11.47              $10.89
Class B Shares-Net asset value                              $11.12                   -
Class C Shares-Net asset value                              $11.12              $10.55
======================================================================================

70                      SEE NOTES TO FINANCIAL STATEMENTS

                                                    CONNECTICUT          HAWAII      MINNESOTA          MISSOURI        NEW JERSEY
ASSETS:
 Investment in securities, at cost                 $ 94,167,850    $ 72,030,429   $ 23,331,687     $ 126,262,764     $ 151,806,681
----------------------------------------------------------------------------------------------------------------------------------
 Investment in securities, at value                $ 95,885,385    $ 73,361,534   $ 23,582,961     $ 129,129,466     $ 156,640,873
 Cash                                                         -         790,400        636,430         1,419,062         3,586,202
 Receivables:
   Interest                                           1,490,508         975,415        308,907         1,629,448         2,225,106
   Investment securities sold                         1,006,375               -         80,000         2,056,648         8,161,155
   Capital shares sold                                   24,676          30,137         96,359           231,989           131,524
 Prepaid expenses and other assets                        2,902          57,053          1,123            14,515            46,024
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                        98,409,846      75,214,539     24,705,780       134,481,128       170,790,884
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payables:
   Investment securities purchased                      245,405               -              -         3,392,413        12,644,792
   Capital shares reacquired                            587,378          23,730              -            39,590           271,623
   Management fees                                       41,904          32,699              -            55,751            67,531
   12b-1 distribution fees                               54,298          45,169              -            63,025            96,382
   Directors'/Trustees' fees                             24,375          17,989          1,287            27,912            41,191
   To bank                                              113,814               -              -                 -                 -
 Dividends payable                                      358,718         275,136         88,572           459,925           565,682
 Accrued expenses                                        34,522          30,625         15,645            46,581            62,050
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                    1,460,414         425,348        105,504         4,085,197        13,749,251
==================================================================================================================================
NET ASSETS                                         $ 96,949,432    $ 74,789,191   $ 24,600,276     $ 130,395,931     $ 157,041,633
==================================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                      97,690,939      76,058,793     24,919,488       129,614,730       156,871,179
Undistributed (distributions in excess of)
   net investment income                                (85,137)       (195,108)        (4,052)         (541,376)         (396,849)
Accumulated net realized loss on investments         (2,373,905)     (2,405,599)      (566,434)       (1,544,125)       (4,266,889)
Net unrealized appreciation on investments            1,717,535       1,331,105        251,274         2,866,702         4,834,192
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $ 96,949,432    $ 74,789,191   $ 24,600,276     $ 130,395,931     $ 157,041,633
==================================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                     $ 96,949,432    $ 74,789,191   $ 24,600,276     $ 130,395,931     $ 157,041,633
Class B Shares                                                -               -              -                 -                 -
Class C Shares                                                -               -              -                 -                 -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                        9,553,447      15,222,237      4,989,340        25,439,669        30,765,403
Class B Shares                                                -               -              -                 -                 -
Class C Shares                                                -               -              -                 -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                           $10.15           $4.91          $4.93             $5.13             $5.10
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)           $10.49           $5.07          $5.10             $5.30             $5.27
Class B Shares-Net asset value                                -               -              -                 -                 -
Class C Shares-Net asset value                                -               -              -                 -                 -
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     71

MARCH 31, 2002

                                                          NEW YORK               TEXAS

 ASSETS:
   Investment in securities, at cost                 $ 226,445,046        $ 72,260,723
--------------------------------------------------------------------------------------
   Investment in securities, at value                $ 235,795,673        $ 75,431,545
   Cash                                                  2,836,086             714,259
   Receivables:
     Interest                                            3,618,401           1,282,959
     Investment securities sold                          1,356,227           3,069,937
     Capital shares sold                                    46,812              17,421
   Prepaid expenses and other assets                        25,174              14,700
--------------------------------------------------------------------------------------
   TOTAL ASSETS                                        243,678,373          80,530,821
--------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                     3,030,210           4,616,805
     Capital shares reacquired                             118,227              81,030
     Management fees                                       102,540              32,462
     12b-1 distribution fees                               172,280              75,651
     Directors'/Trustees' fees                             141,250              30,654
   Dividends payable                                       867,319             260,159
   Accrued expenses                                         89,117              38,149
--------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     4,520,943           5,134,910
======================================================================================
NET ASSETS                                           $ 239,157,430        $ 75,395,911
======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                        242,261,783          76,300,043
Undistributed (distributions in excess of)
   net investment income                                  (739,266)           (359,160)
Accumulated net realized loss on investments           (11,715,714)         (3,715,794)
Net unrealized appreciation on investments               9,350,627           3,170,822
--------------------------------------------------------------------------------------
NET ASSETS                                           $ 239,157,430        $ 75,395,911
======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                       $ 232,182,178        $ 75,395,911
Class C Shares                                       $   6,975,252                   -
OUTSTANDING SHARES BY CLASS:
Class A Shares                                          21,161,671           7,730,324
Class C Shares                                             635,545                   -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                              $10.97               $9.75
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)              $11.34              $10.08
Class C Shares-Net asset value                              $10.98                   -
======================================================================================

72                     SEE NOTES TO FINANCIAL STATEMENTS.

                                                       WASHINGTON        FLORIDA         GEORGIA         MICHIGAN    PENNSYLVANIA
 ASSETS:
   Investment in securities, at cost                 $ 42,743,696   $ 82,418,453    $ 51,025,894     $ 47,050,270    $ 86,193,182
---------------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                $ 44,263,366   $ 85,739,173    $ 51,913,320     $ 49,302,553    $ 88,440,402
   Cash                                                   883,537        744,599         677,322          922,010       2,809,041
   Receivables:
     Interest                                             615,247      1,308,156         879,999          942,805       1,419,439
     Investment securities sold                                 -      2,775,624               -                -       1,525,000
     Capital shares sold                                    9,822              -         215,555           86,783          68,098
   Prepaid expenses and other assets                        1,020         10,070           3,335            1,657          12,831
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                        45,772,992     90,577,622      53,689,531       51,255,808      94,274,811
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                            -      4,186,155               -          997,310       1,194,731
     Capital shares reacquired                             64,708         39,197         241,440          136,347         261,364
     Management fees                                       20,237         37,202          22,390           21,314          39,631
     12b-1 distribution fees                                    -         61,430               -                -          78,703
     Directors'/Trustees' fees                             15,587         37,504           1,575            9,368          18,983
   Dividends payable                                      179,383        312,634         169,007          184,735         331,921
   Accrued expenses                                        26,201         56,903          22,426           39,142          50,065
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      306,116      4,731,025         456,838        1,388,216       1,975,398
=================================================================================================================================
NET ASSETS                                           $ 45,466,876   $ 85,846,597    $ 53,232,693     $ 49,867,592    $ 92,299,413
=================================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                        45,455,168     94,062,617      52,582,985       49,668,212      91,381,394
Undistributed (distributions in excess of)
   net investment income                                  524,713         (1,559)       (114,722)        (129,353)       (275,174)
Accumulated net realized loss on investments           (2,032,675)   (11,535,181)       (122,996)      (1,923,550)     (1,054,027)
Net unrealized appreciation on investments              1,519,670      3,320,720         887,426        2,252,283       2,247,220
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $ 45,466,876   $ 85,846,597    $ 53,232,693     $ 49,867,592    $ 92,299,413
=================================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                       $ 45,466,876   $ 80,488,404    $ 53,232,693     $ 49,867,592    $ 92,299,413
Class C Shares                                                  -   $  5,358,193               -                -              -
OUTSTANDING SHARES BY CLASS:
Class A Shares                                          9,013,836     17,143,991       9,968,098        9,793,128      18,234,071
Class C Shares                                                  -      1,138,818               -                -               -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                              $5.04          $4.69           $5.34            $5.09           $5.06
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)              $5.21          $4.85           $5.52            $5.26           $5.23
Class C Shares-Net asset value                                  -          $4.71               -                -               -
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     73

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2002

                                                          NATIONAL          CALIFORNIA
INVESTMENT INCOME
Interest                                              $ 16,850,332        $  5,834,282

EXPENSES:
Management fees                                          1,438,558             499,336
12b-1 distribution plan-Class A                            964,513             356,940
12b-1 distribution plan-Class B                            150,918                   -
12b-1 distribution plan-Class C                            191,384              59,342
Shareholder servicing                                      174,464              52,441
Custody                                                     46,971               6,767
Professional                                                40,111              22,093
Registration                                                21,049               2,503
Reports to shareholders                                     15,357              14,113
Directors'/Trustees' fees                                    9,198               3,257
Other                                                       69,790              16,203
--------------------------------------------------------------------------------------
Gross expenses                                           3,122,313           1,032,995
   Management fee waived                                         -                   -
   Expense reductions                                      (58,235)             (6,785)
--------------------------------------------------------------------------------------
NET EXPENSES                                             3,064,078           1,026,210
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   13,786,254           4,808,072
--------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments                         2,211,477             531,435
Net change in unrealized appreciation/depreciation
   on investments                                      (14,380,102)         (7,164,046)
======================================================================================
NET REALIZED AND UNREALIZED LOSS                       (12,168,625)         (6,632,611)
======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $  1,617,629        $ (1,824,539)
======================================================================================

74                     SEE NOTES TO FINANCIAL STATEMENTS.

                                                      CONNECTICUT           HAWAII       MINNESOTA        MISSOURI       NEW JERSEY
INVESTMENT INCOME
Interest                                              $ 2,921,422      $ 2,063,517       $ 667,329     $ 3,637,467      $ 4,686,140

EXPENSES:
Management fees                                           245,076          179,502          62,216         327,541          394,422
12b-1 distribution plan-Class A                           186,427          136,081               -         249,156          301,418
12b-1 distribution plan-Class B                                 -                -               -               -                -
12b-1 distribution plan-Class C                                 -                -               -               -                -
Shareholder servicing                                      26,556           20,002           7,697          43,475           49,296
Custody                                                     5,298            2,945           5,134          21,885           12,607
Professional                                                8,346            7,609           5,538          12,586           16,012
Registration                                                1,143              988           1,106           2,455            1,059
Reports to shareholders                                       658            1,456             394           2,674            1,971
Directors'/Trustees' fees                                   1,570            1,139             389           2,069            2,543
Other                                                      10,673           12,439           2,786          15,536           21,265
-----------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                            485,747          362,161          85,260         677,377          800,593
   Management fee waived                                        -                -         (62,216)              -                -
   Expense reductions                                      (5,297)          (2,879)         (4,758)        (21,889)         (12,621)
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              480,450          359,282          18,286         655,488          787,972
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   2,440,972        1,704,235         649,043       2,981,979        3,898,168
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments                           86,581          128,224          31,635         334,347          179,467
Net change in unrealized appreciation/depreciation
   on investments                                      (1,847,513)      (1,613,130)       (464,646)     (3,339,358)      (3,507,801)
===================================================================================================================================
NET REALIZED AND UNREALIZED LOSS                       (1,760,932)      (1,484,906)       (433,011)     (3,005,011)      (3,328,334)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $   680,040      $   219,329       $ 216,032     $   (23,032)     $   569,834
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     75

FOR THE SIX MONTHS ENDED MARCH 31, 2002

                                                         NEW YORK              TEXAS
INVESTMENT INCOME
Interest                                              $ 7,292,524        $ 2,085,412

EXPENSES:
Management fees                                           605,907            193,250
12b-1 distribution plan-Class A                           450,892            146,507
12b-1 distribution plan-Class C                            34,054                  -
Shareholder servicing                                      72,439             23,267
Professional                                               22,001              9,953
Reports to shareholders                                    12,253              6,691
Custody                                                     9,874             15,100
Directors'/Trustees' fees                                   3,956              1,244
Registration                                                  990              2,322
Administration                                                  -                  -
Other                                                      26,878              2,970
------------------------------------------------------------------------------------
Gross expenses                                          1,239,244            401,304
   Expense reductions                                      (8,270)           (14,063)
------------------------------------------------------------------------------------
NET EXPENSES                                            1,230,974            387,241
------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   6,061,550          1,698,171
------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized gain (loss) on investments                   386,901            (11,415)
Net change in unrealized appreciation/depreciation
   on investments                                      (4,909,499)        (1,761,964)
====================================================================================
NET REALIZED AND UNREALIZED LOSS                       (4,522,598)        (1,773,379)
====================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $ 1,538,952        $   (75,208)
====================================================================================

76                     SEE NOTES TO FINANCIAL STATEMENTS.

                                                     WASHINGTON          FLORIDA            GEORGIA       MICHIGAN    PENNSYLVANIA
INVESTMENT INCOME
Interest                                            $ 1,376,830      $ 2,594,558        $ 1,232,478    $ 1,391,514    $  2,749,149

EXPENSES:
Management fees                                         114,652          219,964            123,977        123,749         233,141
12b-1 distribution plan-Class A                               -          156,856                  -              -         178,153
12b-1 distribution plan-Class C                               -           27,144                  -              -               -
Shareholder servicing                                    19,732           31,551              9,706         20,829          34,028
Professional                                              5,969           16,357              8,395         11,355          16,802
Reports to shareholders                                   1,319            9,855              2,626          1,741           3,180
Custody                                                   4,627            6,257              8,692          5,491           7,985
Directors'/Trustees' fees                                   732            1,451                579            876           1,509
Registration                                              1,224                -                  -          1,300           2,164
Administration                                                -                -                  -          6,295               -
Other                                                     5,582           12,059              5,026          6,464          11,601
----------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                          153,837          481,494            159,001        178,100         488,563
   Expense reductions                                    (3,046)          (6,253)            (8,680)        (5,476)         (7,976)
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                            150,791          475,241            150,321        172,624         480,587
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 1,226,039        2,119,317          1,082,157      1,218,890       2,268,562
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized gain (loss) on investments                  96,601          (79,523)           108,905        212,194          95,351
Net change in unrealized appreciation/depreciation
   on investments                                    (1,074,427)      (2,269,554)        (1,127,615)    (1,280,499)     (2,372,766)
==================================================================================================================================
NET REALIZED AND UNREALIZED LOSS                       (977,826)      (2,349,077)        (1,018,710)    (1,068,305)     (2,277,415)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $   248,213      $  (229,760)       $    63,447    $   150,585    $     (8,853)
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     77

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SIX MONTHS ENDED MARCH 31, 2002

INCREASE (DECREASE) IN NET ASSETS                         NATIONAL          CALIFORNIA
OPERATIONS:
Net investment income                                $  13,786,254       $   4,808,072
Net realized gain on investments                         2,211,477             531,435
Net change in unrealized
   appreciation/depreciation on investments            (14,380,102)         (7,164,046)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             1,617,629          (1,824,539)
======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                             (12,188,485)         (4,403,296)
   Class B                                                (625,661)                  -
   Class C                                                (773,348)           (244,413)
--------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (13,587,494)         (4,647,709)
======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       44,513,642          11,200,727
Reinvestment of distributions                            8,789,857           2,578,378
Cost of shares reacquired                              (53,533,346)        (19,226,722)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                        (229,847)         (5,447,617)
======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                  (12,199,712)        (11,919,865)
======================================================================================
NET ASSETS:
Beginning of period                                    578,760,461         204,215,399
--------------------------------------------------------------------------------------
End of period                                        $ 566,560,749       $ 192,295,534
======================================================================================
Undistributed (distributions in excess of)
   net investment income                             $  (1,843,641)      $     168,632
======================================================================================

78                     SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                   CONNECTICUT         HAWAII      MINNESOTA       MISSOURI     NEW JERSEY
OPERATIONS:
Net investment income                              $  2,440,972   $  1,704,235   $    649,043   $  2,981,979   $  3,898,168
Net realized gain on investments                         86,581        128,224         31,635        334,347        179,467
Net change in unrealized
   appreciation/depreciation on investments          (1,847,513)    (1,613,130)      (464,646)    (3,339,358)    (3,507,801)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            680,040        219,329        216,032        (23,032)       569,834
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                           (2,345,143)    (1,722,093)      (588,228)    (3,028,842)    (3,705,631)
   Class B                                                    -              -              -              -              -
   Class C                                                    -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (2,345,143)    (1,722,093)      (588,228)    (3,028,842)    (3,705,631)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                     4,952,352      7,198,405      1,979,906      7,620,445      8,342,702
Reinvestment of distributions                         1,069,215        866,561        472,075      2,302,605      2,117,735
Cost of shares reacquired                            (8,648,905)    (2,794,714)    (2,187,910)    (6,597,520)   (10,454,046)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                   (2,627,338)     5,270,252        264,071      3,325,530          6,391
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                (4,292,441)     3,767,488       (108,125)       273,656     (3,129,406)
===========================================================================================================================
NET ASSETS:
Beginning of period                                 101,241,873     71,021,703     24,708,401    130,122,275    160,171,039
---------------------------------------------------------------------------------------------------------------------------
End of period                                      $ 96,949,432   $ 74,789,191   $ 24,600,276   $130,395,931   $157,041,633
===========================================================================================================================
Undistributed (distributions in excess of)
   net investment income                           $    (85,137)  $   (195,108)  $     (4,052)  $   (541,376)  $   (396,849)
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     79

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
SIX MONTHS ENDED MARCH 31, 2002

INCREASE (DECREASE) IN NET ASSETS                         NEW YORK               TEXAS
OPERATIONS:
Net investment income                                $   6,061,550       $   1,698,171
Net realized gain (loss) on investments                    386,901             (11,415)
Net change in unrealized
   appreciation/depreciation on investments             (4,909,499)         (1,761,964)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             1,538,952             (75,208)
======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                              (5,626,264)         (1,736,643)
   Class C                                                (139,099)                  -
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (5,765,363)         (1,736,643)
======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       14,588,737           3,614,424
Reinvestment of distributions                            3,474,446           1,212,276
Cost of shares reacquired                              (23,708,584)         (5,479,366)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                      (5,645,401)           (652,666)
======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                   (9,871,812)         (2,464,517)
======================================================================================
NET ASSETS:
Beginning of period                                    249,029,242          77,860,428
--------------------------------------------------------------------------------------
End of period                                        $ 239,157,430       $  75,395,911
======================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                             $    (739,266)      $    (359,160)
======================================================================================

80                     SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                    WASHINGTON        FLORIDA        GEORGIA       MICHIGAN   PENNSYLVANIA
OPERATIONS:
Net investment income                              $  1,226,039   $  2,119,317   $  1,082,157   $  1,218,890   $  2,268,562
Net realized gain (loss) on investments                  96,601        (79,523)       108,905        212,194         95,351
Net change in unrealized
   appreciation/depreciation on investments          (1,074,427)    (2,269,554)    (1,127,615)    (1,280,499)    (2,372,766)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            248,213       (229,760)        63,447        150,585         (8,853)
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                           (1,179,494)    (1,960,254)    (1,060,675)    (1,204,520)    (2,192,305)
   Class C                                                    -       (108,184)             -              -              -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (1,179,494)    (2,068,438)    (1,060,675)    (1,204,520)    (2,192,305)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                     1,477,257      2,841,291     11,430,821      3,899,747      3,603,005
Reinvestment of distributions                           759,489        764,964        873,546        798,193      1,044,312
Cost of shares reacquired                            (1,722,009)    (4,489,659)    (4,309,485)    (3,106,677)    (4,697,236)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                      514,737       (883,404)     7,994,882      1,591,263        (49,919)
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                  (416,544)    (3,181,602)     6,997,654        537,328     (2,251,077)
============================================================================================================================
NET ASSETS:
Beginning of period                                  45,883,420     89,028,199     46,235,039     49,330,264     94,550,490
---------------------------------------------------------------------------------------------------------------------------
End of period                                      $ 45,466,876   $ 85,846,597   $ 53,232,693   $ 49,867,592   $ 92,299,413
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                           $    524,713   $     (1,559)  $   (114,722)  $   (129,353)  $   (275,174)
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     81

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30, 2001

INCREASE IN NET ASSETS                                    NATIONAL          CALIFORNIA
OPERATIONS:
Net investment income                                $  26,425,160       $   9,566,352
Net realized gain on investments                        10,557,917           6,522,390
Net change in unrealized
   appreciation/depreciation on investments             19,526,940           5,053,202
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                      56,510,017          21,141,944
======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
   INVESTMENT INCOME:
   Class A                                             (25,019,827)         (9,257,734)
   Class B                                              (1,014,830)                  -
   Class C                                              (1,574,649)           (476,218)
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (27,609,306)         (9,733,952)
======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       64,267,247          16,214,318
Reinvestment of distributions                           17,567,944           5,298,097
Cost of shares reacquired                              (71,756,196)        (25,392,449)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                      10,078,995          (3,880,034)
======================================================================================
NET INCREASE IN NET ASSETS                              38,979,706           7,527,958
======================================================================================
NET ASSETS:
Beginning of year                                      539,780,755         196,687,441
--------------------------------------------------------------------------------------
End of year                                          $ 578,760,461       $ 204,215,399
======================================================================================
Undistributed (distributions in excess of)
   net investment income                             $  (2,042,401)      $       8,269
======================================================================================

82                     SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE IN NET ASSETS                              CONNECTICUT         HAWAII      MINNESOTA       MISSOURI     NEW JERSEY
OPERATIONS:
Net investment income                              $  4,837,152   $  3,291,504   $  1,173,476   $  5,987,067   $  7,768,989
Net realized gain on investments                      1,543,975        792,647        245,115      1,389,053      2,359,312
Net change in unrealized
   appreciation/depreciation on investments           3,779,107      2,176,231        831,096      5,720,209      5,386,038
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   10,160,234      6,260,382      2,249,687     13,096,329     15,514,339
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
   INVESTMENT INCOME:
   Class A                                           (4,876,333)    (3,579,240)    (1,171,998)    (6,111,208)    (7,906,127)
   Class B                                                    -              -              -              -              -
   Class C                                                    -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (4,876,333)    (3,579,240)    (1,171,998)    (6,111,208)    (7,906,127)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                    11,303,789      6,676,686      3,879,096     10,370,362     13,725,123
Reinvestment of distributions                         2,072,572      1,816,811        933,318      4,508,010      4,552,534
Cost of shares reacquired                           (14,319,745)   (10,343,087)    (2,045,991)   (11,799,400)   (16,762,762)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                     (943,384)    (1,849,590)     2,766,423      3,078,972      1,514,895
===========================================================================================================================
NET INCREASE IN NET ASSETS                            4,340,517        831,552      3,844,112     10,064,093      9,123,107
===========================================================================================================================
NET ASSETS:
Beginning of year                                    96,901,356     70,190,151     20,864,289    120,058,182    151,047,932
---------------------------------------------------------------------------------------------------------------------------
End of year                                        $101,241,873   $ 71,021,703   $ 24,708,401   $130,122,275   $160,171,039
===========================================================================================================================
Undistributed (distributions in excess of)
   net investment income                           $   (180,966)  $   (177,250)  $    (64,867)  $   (494,513)  $   (589,386)
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     83

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED SEPTEMBER 30, 2001

INCREASE (DECREASE) IN NET ASSETS                         NEW YORK              TEXAS
OPERATIONS:
Net investment income                                $  11,791,948       $   3,590,259
Net realized gain on investments                         6,023,145           1,477,667
Net change in unrealized
   appreciation/depreciation on investments              8,585,455           3,158,269
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                      26,400,548           8,226,195
======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
   Class A                                             (11,964,990)         (3,800,524)
   Class C                                                (258,947)                  -
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (12,223,937)         (3,800,524)
======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       61,121,561           3,971,453
Reinvestment of distributions                            7,300,556           2,598,250
Cost of shares reacquired                              (67,209,603)         (7,539,995)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                       1,212,514            (970,292)
======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                   15,389,125           3,455,379
======================================================================================
NET ASSETS:
Beginning of year                                      233,640,117          74,405,049
--------------------------------------------------------------------------------------
End of year                                          $ 249,029,242       $  77,860,428
======================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                             $  (1,035,453)      $    (320,688)
======================================================================================

84                     SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                    WASHINGTON        FLORIDA        GEORGIA       MICHIGAN   PENNSYLVANIA
OPERATIONS:
Net investment income                              $  2,369,020   $  4,536,371   $  1,752,701   $  2,328,554   $  4,513,682
Net realized gain on investments                        576,559      1,273,393        780,773      1,151,247      1,994,514
Net change in unrealized
  appreciation/depreciation on investments            1,755,407      3,869,048      1,687,412      2,014,591      3,154,562
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                    4,700,986      9,678,812      4,220,886      5,494,392      9,662,758
===========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM
   NET INVESTMENT INCOME:
   Class A                                           (2,372,283)    (4,417,877)    (1,794,425)    (2,371,143)    (4,593,872)
   Class C                                                    -       (203,565)             -              -              -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (2,372,283)    (4,621,442)    (1,794,425)    (2,371,143)    (4,593,872)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                     2,797,591      7,893,015     17,062,748      4,001,509      9,056,066
Reinvestment of distributions                         1,505,945      1,846,190      1,469,534      1,529,924      2,179,492
Cost of shares reacquired                            (5,260,578)   (25,291,820)    (3,968,441)    (4,990,216)   (13,503,568)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                     (957,042)   (15,552,615)    14,563,841        541,217     (2,268,010)
===========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                 1,371,661    (10,495,245)    16,990,302      3,664,466      2,800,876
===========================================================================================================================
NET ASSETS:
Beginning of year                                    44,511,759     99,523,444     29,244,737     45,665,798     91,749,614
---------------------------------------------------------------------------------------------------------------------------
End of year                                        $ 45,883,420   $ 89,028,199   $ 46,235,039   $ 49,330,264   $ 94,550,490
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                           $    478,168   $    (52,438)  $   (136,204)  $   (143,723)  $   (351,431)
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     85

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                           SIX MONTHS
                                              ENDED                             YEAR ENDED 9/30
                                            3/31/2002   --------------------------------------------------------------
                                           (UNAUDITED)     2001         2000         1999         1998         1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                      $    11.33     $    10.76   $    10.79   $    11.98   $    11.48   $    11.08
                                         ==========     ==========   ==========   ==========   ==========   ==========
Investment operations

  Net investment income                         .27(a)         .53(a)       .51(a)       .59          .60          .59

  Net realized and
  unrealized gain (loss)                       (.23)           .59          .01        (1.03)         .47          .41
                                         ----------     ----------   ----------   ----------   ----------   ----------

    Total from investment
    operations                                  .04           1.12          .52         (.44)        1.07         1.00
                                         ----------     ----------   ----------   ----------   ----------   ----------

Distributions to
shareholders from:

  Net investment income                        (.27)          (.55)        (.55)        (.56)        (.57)        (.60)

  Net realized gain                               -              -            -         (.19)           -            -
                                         ----------     ----------   ----------   ----------   ----------   ----------

    Total distributions                        (.27)          (.55)        (.55)        (.75)        (.57)        (.60)
                                         ----------     ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE,
END OF PERIOD                            $    11.10     $    11.33   $    10.76   $    10.79   $    11.98   $    11.48
                                         ==========     ==========   ==========   ==========   ==========   ==========

Total Return(b)                                 .34%(c)      10.64%        5.02%       (3.85)%       9.60%        9.30%

RATIOS TO AVERAGE
NET ASSETS
  Expenses, including
  expense reductions                            .49%(c)       1.01%         .98%         .95%         .88%         .87%

  Expenses, excluding
  expense reductions                            .50%(c)       1.06%         .99%         .95%         .88%         .87%

  Net investment income                        2.42%(c)       4.78%        4.85%        5.10%        5.18%        5.27%

                                            SIX MONTHS
                                              ENDED                             YEAR ENDED 9/30
                                            3/31/2002   --------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)     2001         2000         1999         1998         1997
======================================================================================================================
  Net assets,
  end of period (000)                    $  497,525     $  512,426   $  487,188   $  542,601   $  606,428   $  602,007

  Portfolio turnover rate                     35.11%         77.46%      185.25%      254.13%      304.15%      232.64%
======================================================================================================================

86                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONTINUED)
NATIONAL TAX-FREE FUND


                                         SIX MONTHS
                                           ENDED                              YEAR ENDED 9/30
                                          3/31/2002       --------------------------------------------------------------
                                         (UNAUDITED)         2001         2000         1999         1998         1997
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                      $    11.36       $    10.79   $    10.82   $    11.98   $    11.50   $    11.08
                                         ==========       ==========   ==========   ==========   ==========   ==========
Investment operations

  Net investment income                         .24(a)           .46(a)       .44(a)       .51          .52          .56

  Net realized and
  unrealized gain (loss)                       (.24)             .60          .01         (.99)         .46          .41
                                         ----------       ----------   ----------   ----------   ----------   ----------

    Total from investment
    operations                                    -(d)          1.06          .45         (.48)         .98          .97
                                         ----------       ----------   ----------   ----------   ----------   ----------

Distributions to
shareholders from:

  Net investment income                        (.24)            (.49)        (.48)        (.49)        (.50)        (.55)

  Net realized gain                               -                -            -         (.19)           -            -
                                         ----------       ----------   ----------   ----------   ----------   ----------

    Total distributions                        (.24)            (.49)        (.48)        (.68)        (.50)        (.55)
                                         ----------       ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE,
END OF PERIOD                            $    11.12       $    11.36   $    10.79   $    10.82   $    11.98   $    11.50
                                         ==========       ==========   ==========   ==========   ==========   ==========

Total Return(b)                                (.07)%(c)        9.96%        4.32%       (4.30)%       8.85%        8.95%

RATIOS TO AVERAGE
NET ASSETS
  Expenses, including
  expense reductions                            .80%(c)         1.64%        1.63%        1.54%        1.47%        1.37%

  Expenses, excluding
  expense reductions                            .81%(c)         1.69%        1.63%        1.54%        1.47%        1.37%

  Net investment income                        2.11%(c)         4.15%        4.15%        4.41%        4.49%        4.65%

                                         SIX MONTHS
                                           ENDED                                YEAR ENDED 9/30
                                          3/31/2002       --------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2001        2000           1999         1998        1997
========================================================================================================================
   Net assets,
   end of period (000)                   $   30,561       $   28,531   $   17,594   $   16,053   $    9,472   $    2,935

   Portfolio turnover rate                    35.11%           77.46%      185.25%      254.13%      304.15%      232.64%
========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     87

FINANCIAL HIGHLIGHTS (CONTINUED)
NATIONAL TAX-FREE FUND


                                         SIX MONTHS
                                           ENDED                                YEAR ENDED 9/30
                                         3/31/2002        --------------------------------------------------------------
                                         (UNAUDITED)         2001         2000         1999         1998         1997
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                      $    11.35       $    10.77   $    10.81   $    11.99   $    11.49   $    11.08
                                         ==========       ==========   ==========   ==========   ==========   ==========
Investment operations

  Net investment income                         .24(a)           .46(a)       .45(a)       .50          .52          .51

  Net realized and
  unrealized gain (loss)                       (.24)             .60         (.01)       (1.01)         .47          .42
                                         ----------       ----------   ----------   ----------   ----------   ----------

    Total from investment
    operations                                    -(d)          1.06          .44         (.51)         .99          .93
                                         ----------       ----------   ----------   ----------   ----------   ----------

Distributions to
shareholders from:

  Net investment income                        (.23)            (.48)        (.48)        (.48)        (.49)        (.52)

  Net realized gain                               -                -            -         (.19)           -            -
                                         ----------       ----------   ----------   ----------   ----------   ----------

    Total distributions                        (.23)            (.48)        (.48)        (.67)        (.49)        (.52)
                                         ----------       ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE,
END OF PERIOD                            $    11.12       $    11.35   $    10.77   $    10.81   $    11.99   $    11.49
                                         ==========       ==========   ==========   ==========   ==========   ==========

Total Return(b)                                (.04)%(c)       10.04%        4.23%       (4.45)%       8.80%        8.61%

RATIOS TO AVERAGE
NET ASSETS
  Expenses, including
  expense reductions                            .80%(c)         1.68%        1.63%        1.63%        1.61%        1.59%

  Expenses, excluding
  expense reductions                            .81%(c)         1.73%        1.64%        1.63%        1.61%        1.59%

  Net investment income                        2.11%(c)         4.11%        4.19%        4.38%        4.44%        4.54%

                                         SIX MONTHS
                                           ENDED                               YEAR ENDED 9/30
                                         3/31/2002        --------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2001        2000          1999          1998        1997
========================================================================================================================
   Net assets,
   end of period (000)                   $   38,475       $   37,803   $   34,999   $   38,409   $   42,410   $   41,794

   Portfolio turnover rate                    35.11%           77.46%      185.25%      254.13%      304.15%      232.64%
========================================================================================================================

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c)  Not annualized.

(d)  Amount less than $.01

88                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                         SIX MONTHS
                                           ENDED                                    YEAR ENDED 9/30
                                         3/31/2002        -----------------------------------------------------------------
                                         (UNAUDITED)         2001          2000           1999         1998         1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                      $    10.89       $    10.29    $    10.16     $    11.12   $    10.72   $    10.43
                                         ==========       ==========    ==========     ==========   ==========   ==========
Investment operations

  Net investment income                         .26(a)           .51(a)        .53(a)         .54          .54          .56

  Net realized and
  unrealized gain (loss)                       (.36)             .61           .12           (.98)         .39          .29
                                         ----------       ----------    ----------     ----------   ----------   ----------

    Total from investment
    operations                                 (.10)            1.12           .65           (.44)         .93          .85
                                         ----------       ----------    ----------     ----------   ----------   ----------

Distributions to
shareholders from
net investment income                          (.25)            (.52)         (.52)          (.52)        (.53)        (.56)
                                         ----------       ----------    ----------     ----------   ----------   ----------

NET ASSET VALUE,
END OF PERIOD                            $    10.54       $    10.89    $    10.29     $    10.16   $    11.12   $    10.72
                                         ==========       ==========    ==========     ==========   ==========   ==========

Total Return(b)                                (.93)%(c)       11.09%         6.62%         (4.09)%       8.86%        8.39%

RATIOS TO AVERAGE
NET ASSETS
  Expenses, including
  expense reductions                            .50%(c)         1.00%          .94%           .93%         .87%         .72%

  Expenses, excluding
  expense reductions                            .50%(c)         1.04%          .94%           .93%         .87%         .85%

  Net investment income                        2.42%(c)         4.81%         5.30%          4.96%        4.98%        5.38%

                                         SIX MONTHS
                                           ENDED                                   YEAR ENDED 9/30
                                         3/31/2002        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2001          2000           1999         1998         1997
===========================================================================================================================
   Net assets,
   end of period (000)                     $180,464         $192,624      $186,041       $207,113     $250,427     $258,505

   Portfolio turnover rate                    21.21%           72.84%       100.22%         185.43%     187.26%      121.97%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     89

FINANCIAL HIGHLIGHTS (CONTINUED)
CALIFORNIA TAX-FREE FUND

                                         SIX MONTHS
                                           ENDED                                YEAR ENDED 9/30
                                         3/31/2002        -----------------------------------------------------------------
                                         (UNAUDITED)         2001          2000           1999         1998         1997
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                      $    10.91       $    10.30    $    10.16     $    11.12   $    10.72   $    10.43
                                         ==========       ==========    ==========     ==========   ==========   ==========
Investment operations

  Net investment income                         .23(a)           .45(a)        .47(a)         .46          .47          .48

  Net realized and
  unrealized gain (loss)                       (.37)             .61           .12           (.98)         .38          .29
                                         ----------       ----------    ----------     ----------   ----------   ----------

    Total from investment
    operations                                 (.14)            1.06           .59           (.52)         .85          .77
                                         ----------       ----------    ----------     ----------   ----------   ----------

Distributions to
shareholders from
net investment income                          (.22)            (.45)         (.45)          (.44)        (.45)        (.48)
                                         ----------       ----------    ----------     ----------   ----------   ----------

NET ASSET VALUE,
END OF PERIOD                            $    10.55       $    10.91    $    10.30     $    10.16   $    11.12   $    10.72
                                         ==========       ==========    ==========     ==========   ==========   ==========

Total Return(b)                               (1.30)%(c)       10.53%         6.02%         (4.77)%       8.09%        7.59%

RATIOS TO AVERAGE
NET ASSETS
  Expenses, including
  expense reductions                            .81%(c)         1.55%         1.55%          1.60%        1.59%        1.46%

  Expenses, excluding
  expense reductions                            .81%(c)         1.59%         1.55%          1.60%        1.59%        1.59%

  Net investment income                        2.11%(c)         4.26%         4.70%          4.28%        4.26%        4.64%

                                         SIX MONTHS
                                           ENDED                                YEAR ENDED 9/30
                                         3/31/2002        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2001          2000           1999         1998         1997
===========================================================================================================================
  Net assets,
  end of period (000)                      $ 11,832         $ 11,591      $ 10,646       $ 12,767     $ 13,978     $ 14,504

  Portfolio turnover rate                     21.21%           72.84%       100.22%        185.43%      187.26%      121.97%
===========================================================================================================================

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c)  Not annualized.

90                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                         SIX MONTHS
                                           ENDED                              YEAR ENDED 9/30
                                          3/31/2002       -----------------------------------------------------------------
                                         (UNAUDITED)         2001          2000           1999         1998         1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD                      $    10.32       $     9.79    $     9.89     $    10.73   $    10.42   $    10.13
                                         ==========       ==========    ==========     ==========   ==========   ==========
Investment operations

  Net investment income                         .26(a)           .49(a)        .49(a)         .54          .52          .55

  Net realized and
  unrealized gain (loss)                       (.18)             .53          (.08)          (.86)         .32          .29
                                         ----------       ----------    ----------     ----------   ----------   ----------

    Total from investment
    operations                                  .08             1.02           .41           (.32)         .84          .84
                                         ----------       ----------    ----------     ----------   ----------   ----------

Distributions to shareholders
from net investment income                     (.25)            (.49)         (.51)          (.52)        (.53)        (.55)
                                         ----------       ----------    ----------     ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD           $    10.15       $    10.32    $     9.79     $     9.89   $    10.73   $    10.42
                                         ==========       ==========    ==========     ==========   ==========   ==========

Total Return(b)                                 .72%(c)        10.65%         4.32%         (3.04)%       8.32%        8.56%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
  expense reductions                            .49%(c)         1.01%         1.02%           .95%         .81%         .59%

  Expenses, excluding
  expense reductions                            .50%(c)         1.03%         1.02%           .95%         .81%         .78%

  Net investment income                        2.48%(c)         4.85%         5.10%          5.12%        4.95%        5.45%

                                        SIX MONTHS
                                          ENDED                                YEAR ENDED 9/30
                                         3/31/2002        ------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)          2001          2000           1999         1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                             $ 96,949        $ 101,242      $ 96,901      $ 111,758    $ 120,983    $ 119,909

  Portfolio turnover rate                     10.38%           21.52%        37.92%         53.76%       61.06%       37.09%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     91

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
                                       (UNAUDITED)        2001          2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD                    $     5.01      $     4.83    $     4.84    $     5.25    $     5.07    $     4.93
                                       ==========      ==========    ==========    ==========    ==========    ==========
Investment operations

  Net investment income                       .12(a)          .22(a)        .24(a)        .26           .25           .26

  Net realized and
  unrealized gain (loss)                     (.10)            .20          (.01)         (.43)          .18           .14
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total from investment
    operations                                .02             .42           .23          (.17)          .43           .40
                                       ----------      ----------    ----------    ----------    ----------    ----------

Distributions to shareholders
from net investment income                   (.12)           (.24)         (.24)         (.24)         (.25)         (.26)
                                       ----------      ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD         $     4.91      $     5.01    $     4.83    $     4.84    $     5.25    $     5.07
                                       ==========      ==========    ==========    ==========    ==========    ==========

Total Return(b)                               .38%(c)        8.88%         4.94%        (3.31)%        8.59%         8.42%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
  expense reductions                          .50%(c)        1.04%          .99%          .97%          .92%          .58%

  Expenses, excluding
  expense reductions                          .50%(c)        1.07%          .99%          .97%          .93%          .87%

  Net investment income                      2.37%(c)        4.49%         5.03%         5.03%         4.78%         5.39%

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2001          2000         1999          1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                           $ 74,789        $ 71,022      $ 70,190      $ 71,619      $ 80,970      $ 79,079

  Portfolio turnover rate                    7.76%          32.38%        30.06%        27.63%        52.65%        29.09%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

92                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002     ------------------------------------------------------------------
                                       (UNAUDITED)        2001          2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD                    $     5.00      $     4.76    $     4.78    $     5.18    $     5.05    $     4.90
                                       ==========      ==========    ==========    ==========    ==========    ==========
Investment operations

  Net investment income                       .13(a)          .25(a)        .23(a)        .27           .27           .27

  Net realized and
  unrealized gain (loss)                     (.08)            .24           .01          (.41)          .13           .16
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total from investment
    operations                                .05             .49           .24          (.14)          .40           .43
                                       ----------      ----------    ----------    ----------    ----------    ----------

Distributions to shareholders
from net investment income                   (.12)           (.25)         (.26)         (.26)         (.27)         (.28)
                                       ----------      ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD         $     4.93      $     5.00    $     4.76    $     4.78    $     5.18    $     5.05
                                       ==========      ==========    ==========    ==========    ==========    ==========

Total Return(b)                               .94%(c)       10.57%         5.32%        (2.72)%        8.11%         8.97%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
  and expense reductions                      .07%(c)         .19%          .24%          .23%          .27%          .36%

  Expenses, excluding waiver
  and expense reductions                      .34%(c)         .82%          .74%          .73%          .77%          .86%

  Net investment income                      2.60%(c)        5.16%         5.00%         5.43%         5.19%         5.51%

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2001          2000         1999          1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                         $   24,600      $   24,708    $   20,864    $   19,843    $   14,399    $   10,510

  Portfolio turnover rate                   14.74%          24.34%        50.37%        22.87%        40.65%        41.45%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     93

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
                                       (UNAUDITED)        2001          2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD                    $     5.25      $     4.96    $     4.99    $     5.36    $     5.22    $     5.08
                                       ==========      ==========    ==========    ==========    ==========    ==========
Investment operations

  Net investment income                       .12(a)          .25(a)        .24(a)        .25           .25           .27

  Net realized and
  unrealized gain (loss)                     (.12)            .29          (.02)         (.37)          .14           .14
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total from investment
    operations                                  -(b)          .54           .22          (.12)          .39           .41
                                       ----------      ----------    ----------    ----------    ----------    ----------

Distributions to shareholders
from net investment income                   (.12)           (.25)         (.25)         (.25)         (.25)         (.27)
                                       ----------      ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD         $     5.13      $     5.25    $     4.96    $     4.99    $     5.36    $     5.22
                                       ==========      ==========    ==========    ==========    ==========    ==========

Total Return(c)                              (.01)%(d)      11.11%         4.63%        (2.25)%        7.75%         8.22%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
  and expense reductions                      .50%(d)         .89%         1.02%          .99%          .92%          .70%

  Expenses, excluding waiver
  and expense reductions                      .52%(d)        1.08%         1.02%          .99%          .93%          .94%

  Net investment income                      2.27%(d)        4.80%         4.98%         4.84%         4.80%         5.22%

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2001          2000         1999          1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                          $ 130,396       $ 130,122     $ 120,058     $ 125,775     $ 144,155     $ 140,280

  Portfolio turnover rate                   35.51%          43.75%        43.30%        78.85%        72.89%        27.34%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Amount represents less than $0.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(d) Not annualized.

94                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
                                       (UNAUDITED)        2001          2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD                    $     5.21      $     4.96    $     4.97    $     5.54    $     5.32    $     5.18
                                       ==========      ==========    ==========    ==========    ==========    ==========
Investment operations

  Net investment income                       .13(a)          .25(a)        .25(a)        .27           .26           .27

  Net realized and
  unrealized gain (loss)                     (.12)            .26          -(d)          (.47)          .22           .15
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total from investment
    operations                                .01             .51           .25          (.20)          .48           .42
                                       ----------      ----------    ----------    ----------    ----------    ----------

Distributions to shareholders
  from:
  Net investment income                      (.12)           (.26)         (.26)         (.26)         (.26)         (.28)

  Net realized gain                             -               -             -          (.11)            -             -
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total distributions                      (.12)           (.26)         (.26)         (.37)         (.26)         (.28)
                                       ----------      ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD         $     5.10      $     5.21    $     4.96    $     4.97    $     5.54    $     5.32
                                       ==========      ==========    ==========    ==========    ==========    ==========

Total Return(b)                               .19%(c)       10.41%         5.31%        (3.73)%        9.34%         8.25%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
  and expense reductions                      .50%(c)         .90%          .97%          .93%          .86%          .82%

  Expenses, excluding waiver
  and expense reductions                      .51%(c)        1.06%          .98%          .93%          .86%          .86%

  Net investment income                      2.45%(c)        4.93%         5.03%         5.11%         4.85%         5.21%

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2001          2000         1999          1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                          $ 157,042       $ 160,171     $ 151,048     $ 163,237     $ 186,127     $ 184,465

  Portfolio turnover rate                   50.75%         101.02%       125.73%       185.16%       118.38%       154.80%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

(d) Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     95

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
                                       (UNAUDITED)        2001          2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                    $    11.16      $    10.53    $    10.51    $    11.43    $    11.03    $    10.78
                                       ==========      ==========    ==========    ==========    ==========    ==========
Investment operations

  Net investment income                       .28(a)          .53(a)        .55(a)        .58           .56           .58

  Net realized and
  unrealized gain (loss)                     (.21)            .64           .02          (.94)          .41           .26
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total from investment
    operations                                .07            1.17           .57          (.36)          .97           .84
                                       ----------      ----------    ----------    ----------    ----------    ----------

Distributions to shareholders
from net investment income                   (.26)           (.54)         (.55)         (.56)         (.57)         (.59)
                                       ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD         $    10.97      $    11.16    $    10.53    $    10.51    $    11.43    $    11.03
                                       ==========      ==========    ==========    ==========    ==========    ==========

Total Return(b)                               .64%(c)       11.35%         5.65%        (3.23)%        9.03%         8.01%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
  expense reductions                          .49%(c)        1.01%          .96%          .93%          .85%          .85%

  Expenses, excluding
  expense reductions                          .49%(c)        1.04%          .97%          .93%          .85%          .85%

  Net investment income                      2.49%(c)        4.80%         5.28%         5.21%         5.06%         5.35%

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2001          2000         1999          1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                          $ 232,182       $ 242,367     $ 228,362     $ 248,456     $ 283,551     $ 294,286

  Portfolio turnover rate                   15.58%          70.03%        76.33%        52.67%        64.63%       110.28%
=========================================================================================================================

96                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONTINUED)
NEW YORK TAX-FREE FUND

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
                                       (UNAUDITED)        2001          2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD                    $    11.17      $    10.54    $    10.51    $    11.42    $    11.02    $    10.78
                                       ==========      ==========    ==========    ==========    ==========    ==========
Investment operations

  Net investment income                       .24(a)          .46(a)        .49(a)        .50           .49           .48

  Net realized and
  unrealized gain (loss)                     (.20)            .65           .02          (.93)          .40           .27
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total from investment
    operations                                .04            1.11           .51          (.43)          .89           .75
                                       ----------      ----------    ----------    ----------    ----------    ----------

Distributions to shareholders
from net investment income                   (.23)           (.48)         (.48)         (.48)         (.49)         (.51)
                                       ----------      ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD         $    10.98      $    11.17    $    10.54    $    10.51    $    11.42    $    11.02
                                       ==========      ==========    ==========    ==========    ==========    ==========

Total Return(b)                               .31%(c)       10.74%         5.07%        (3.93)%        8.34%         7.13%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
  expense reductions                          .80%(c)        1.62%         1.55%         1.62%         1.57%         1.57%

  Expenses, excluding
  expense reductions                          .80%(c)        1.65%         1.56%         1.62%         1.57%         1.57%

  Net investment income                      2.17%(c)        4.19%         4.72%         4.49%         4.32%         4.60%

                                       SIX MONTHS
                                         ENDED                                 YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2001          2000         1999          1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                         $    6,975      $    6,662    $    5,278    $    6,577    $    6,706    $    6,204

  Portfolio turnover rate                   15.58%          70.03%        76.33%        52.67%        64.63%       110.28%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     97

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
                                       (UNAUDITED)        2001          2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD                    $     9.99      $     9.43    $     9.55    $    10.69    $    10.40    $    10.11
                                       ==========      ==========    ==========    ==========    ==========    ==========
Investment operations
  Net investment income                       .22(a)          .46(a)        .51(a)        .52           .51           .55

  Net realized and
  unrealized gain (loss)                     (.23)            .57          (.13)        (1.03)          .40           .37
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total from investment
    operations                               (.01)           1.03           .38          (.51)          .91           .92
                                       ----------      ----------    ----------    ----------    ----------    ----------

Distributions to
shareholders from:

  Net investment income                      (.23)           (.47)         (.50)         (.52)         (.53)         (.56)

  Net realized gain                             -               -             -          (.11)         (.09)         (.07)
                                       ----------      ----------    ----------    ----------    ----------    ----------
    Total distributions                      (.23)           (.47)         (.50)         (.63)         (.62)         (.63)
                                       ----------      ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE,
END OF PERIOD                          $     9.75      $     9.99    $     9.43    $     9.55    $    10.69    $    10.40
                                       ==========      ==========    ==========    ==========    ==========    ==========

Total Return(b)                              (.19)%(c)      11.30%         4.14%        (4.96)%        9.24%         9.25%

RATIOS TO AVERAGE
NET ASSETS
  Expenses, including waiver
  and expense reductions                      .50%(c)         .64%          .99%          .94%          .91%          .88%

  Expenses, excluding waiver
  and expense reductions                      .52%(c)        1.09%         1.01%          .94%          .91%          .88%

  Net investment income                      2.20%(c)        4.70%         5.47%         5.12%         4.85%         5.38%

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2001          2000         1999          1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                         $   75,396      $   77,860    $   74,405    $   84,491    $   92,607    $   91,301

  Portfolio turnover rate                   61.39%         108.27%       163.39%       168.04%       143.78%       127.88%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

98                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
                                       (UNAUDITED)        2001          2000          1999          1998          1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD                    $     5.15      $     4.89    $     4.91    $     5.38    $     5.16    $     4.96
                                       ==========      ==========    ==========    ==========    ==========    ==========
Investment operations

  Net investment income                       .14(a)          .26(a)        .27(a)        .28           .27           .27

  Net realized and
  unrealized gain (loss)                     (.12)            .26          (.04)         (.50)          .21           .20
                                       ----------      ----------    ----------    ----------    ----------    ----------

    Total from
    investment operations                     .02             .52           .23          (.22)          .48           .47
                                       ----------      ----------    ----------    ----------    ----------    ----------

Distributions to shareholders
from net investment income                   (.13)           (.26)         (.25)         (.25)         (.26)         (.27)
                                       ----------      ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE,
END OF PERIOD                          $     5.04      $     5.15    $     4.89    $     4.91    $     5.38    $     5.16
                                       ==========      ==========    ==========    ==========    ==========    ==========

Total Return(b)                               .40%(c)       10.92%         4.90%        (4.17)%        9.48%         9.82%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
  expense reductions                          .33%(c)         .70%          .71%          .66%          .65%          .57%

  Expenses, excluding
  expense reductions                          .34%(c)         .73%          .71%          .66%          .65%          .62%

  Net investment income                      2.67%(c)        5.22%         5.58%         5.42%         5.20%         5.36%

                                       SIX MONTHS
                                         ENDED                                YEAR ENDED 9/30
                                        3/31/2002      ------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2001          2000         1999          1998           1997
=========================================================================================================================
  Net assets, end of
  period (000)                         $   45,467      $   45,883    $   44,512    $   51,849    $   62,754    $   66,215

  Portfolio turnover rate                   12.01%          52.09%       152.63%       180.42%       141.56%       132.37%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     99

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                          SIX
                                        MONTHS
                                         ENDED            YEAR       11/1/1999                   YEAR ENDED 10/31
                                       3/31/2002          ENDED         TO          -----------------------------------------
                                       (UNAUDITED)     9/30/2001     9/30/2000*       1999       1998       1997       1996
 PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

 NET ASSET VALUE,
 BEGINNING OF PERIOD                   $     4.82      $     4.57    $     4.52     $   4.98   $   4.87   $   4.79   $   4.85
                                       ==========      ==========    ==========     ========   ========   ========   ========
 Investment operations

  Net investment income                       .12(a)          .23(a)        .23(a)       .23        .24        .24        .25

  Net realized and
  unrealized gain (loss)                     (.14)            .25           .03         (.46)       .11        .09       (.06)
                                       ----------      ----------    ----------     --------   --------   --------   --------

    Total from investment
    operations                               (.02)            .48           .26         (.23)       .35        .33        .19
                                       ----------      ----------    ----------     --------   --------   --------   --------

 Distributions to
 shareholders from net
 investment income                           (.11)           (.23)         (.21)        (.23)      (.24)      (.25)      (.25)
                                       ----------      ----------    ----------     --------   --------   --------   --------

 NET ASSET VALUE,
 END OF PERIOD                         $     4.69      $     4.82    $     4.57     $   4.52   $   4.98   $   4.87   $   4.79
                                       ==========      ==========    ==========     ========   ========   ========   ========

 Total Return(b)                             (.37)%(c)      10.68%         5.86%(c)    (4.74)%     7.30%      7.12%      4.09%

 RATIOS TO AVERAGE
 NET ASSETS

  Expenses, including
  expense reductions                          .52%(c)         .99%          .89%(c)      .97%       .89%       .86%       .80%

  Expenses, excluding
  expense reductions                          .53%(c)        1.05%          .89%(c)      .97%       .89%       .86%       .82%

  Net investment income                      2.42%(c)        4.77%         5.00%(c)     4.73%      4.79%      5.03%      5.19%

                                          SIX
                                        MONTHS
                                         ENDED            YEAR       11/1/1999                   YEAR ENDED 10/31
                                       3/31/2002          ENDED         TO          -----------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)     9/30/2001     9/30/2000*       1999       1998       1997       1996
=============================================================================================================================
  Net assets,
  end of period (000)                  $   80,489      $   83,798    $   94,817     $100,924   $127,292   $137,252   $153,011

  Portfolio turnover rate                   32.17%          84.37%       169.02%      191.12%    140.61%    106.32%    167.95%
=============================================================================================================================

100                    SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONTINUED)
FLORIDA TAX-FREE TRUST

                                       SIX MONTHS
                                         ENDED            YEAR       11/1/1999             YEAR ENDED 10/31         7/15/1996(d)
                                       3/31/2002          ENDED         TO          ------------------------------       TO
                                       (UNAUDITED)     9/30/2001     9/30/2000*       1999       1998       1997     10/31/1996
 PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
 NET ASSET VALUE,
 BEGINNING OF PERIOD                   $     4.83      $     4.58    $     4.52     $   4.98   $   4.87   $   4.79   $     4.70
                                       ==========      ==========    ==========     ========   ========   ========   ==========
 Investment operations

  Net investment income                       .10(a)          .20(a)        .20(a)       .20        .20        .20          .07

  Net realized and
  unrealized gain (loss)                     (.12)            .25           .04         (.46)       .11        .10          .09
                                       ----------      ----------    ----------     --------   --------   --------   ----------
    Total from investment
    operations                               (.02)            .45           .24         (.26)       .31        .30          .16
                                       ----------      ----------    ----------     --------   --------   --------   ----------

 Distributions to
 shareholders from
 net investment income                       (.10)           (.20)         (.18)        (.20)      (.20)      (.22)        (.07)
                                       ----------      ----------    ----------     --------   --------   --------   ----------

 NET ASSET VALUE,
 END OF PERIOD                         $     4.71      $     4.83    $     4.58     $   4.52   $   4.98   $   4.87   $     4.79
                                       ==========      ==========    ==========     ========   ========   ========   ==========

 Total Return(b)                             (.53)%(c)       9.99%         5.44%(c)    (5.43)%     6.52%      6.33%        3.35%(c)

 RATIOS TO AVERAGE
 NET ASSETS

  Expenses, including
  expense reductions                          .83%(c)        1.64%         1.42%(c)     1.62%      1.58%      1.57%         .44%(c)

  Expenses, excluding
  expense reductions                          .84%(c)        1.70%         1.43%(c)     1.62%      1.58%      1.57%         .44%(c)

  Net investment income                      2.11%(c)        4.13%         4.52%(c)     4.07%      4.09%      4.29%        1.37%(c)

                                       SIX MONTHS
                                         ENDED            YEAR       11/1/1999             YEAR ENDED 10/31         7/15/1996(d)
                                       3/31/2002          ENDED         TO          ------------------------------       TO
 SUPPLEMENTAL DATA:                    (UNAUDITED)     9/30/2001     9/30/2000*       1999       1998       1997     10/31/1996
 ==============================================================================================================================
  Net assets,
  end of period (000)                  $    5,358      $    5,230    $    4,706     $  6,046   $  7,275   $  7,496   $    9,059

  Portfolio turnover rate                   32.17%          84.37%       169.02%      191.12%    140.61%    106.32%      167.95%
 ==============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Commencement of offering of class shares.

 *The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.                    101

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                           SIX MONTHS
                              ENDED         YEAR         11/1/1999                         YEAR ENDED 10/31
                            3/31/2002       ENDED            TO         -------------------------------------------------------
                           (UNAUDITED)    9/30/2001      9/30/2000*        1999           1998           1997           1996
PER SHARE OPERATING
 PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD        $     5.44     $     5.07     $     4.91     $     5.43     $     5.31     $     5.14     $     5.12
                           ==========     ==========     ==========     ==========     ==========     ==========     ==========
Investment operations

  Net investment income           .12(a)         .26(a)         .21(a)         .28            .27            .27            .29

  Net realized and
   unrealized gain (loss)        (.10)           .37            .19           (.50)           .19            .19            .04
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
    Total from investment
    operations                    .02            .63            .40           (.22)           .46            .46            .33
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
Distributions to
shareholders from:

  Net investment income          (.12)          (.26)          (.24)          (.26)          (.27)          (.28)          (.29)

  Net realized gain                 -              -              -           (.04)          (.07)          (.01)          (.02)
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
  Total distributions            (.12)          (.26)          (.24)          (.30)          (.34)          (.29)          (.31)
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE,
END OF PERIOD              $     5.34     $     5.44     $     5.07     $     4.91     $     5.43     $     5.31     $     5.14
                           ==========     ==========     ==========     ==========     ==========     ==========     ==========
Total Return(b)                   .28%(c)      12.69%          8.59%(c)       4.36%          9.00%          9.27%          6.69%

RATIOS TO AVERAGE
NET ASSETS

  Expenses, including
  waiver and expense
  reductions                      .30%(c)        .31%           .17%(c)        .18%           .24%           .38%           .03%

  Expenses, excluding
  waiver and expense
  reductions                      .32%(c)        .78%           .63%(c)        .68%           .74%           .88%           .83%

  Net investment income          2.18%(c)       4.81%          4.30%(c)       5.32%          5.07%          5.23%          5.55%

                           SIX MONTHS
                              ENDED         YEAR         11/1/1999                         YEAR ENDED 10/31
                            3/31/2002       ENDED            TO         -------------------------------------------------------
SUPPLEMENTAL DATA:         (UNAUDITED)    9/30/2001      9/30/2000*        1999           1998           1997           1996
===============================================================================================================================
  NET ASSETS,
  end of period (000)      $   53,233     $   46,235     $   29,245     $   27,432     $   19,764     $   13,897     $   10,688

  Portfolio turnover rate       17.00%         43.50%        122.44%        115.87%        126.52%         90.40%         72.53%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

*The Trust changed its fiscal year-end.

102                    SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                           SIX MONTHS
                              ENDED         YEAR         11/1/1999                         YEAR ENDED 10/31
                            3/31/2002       ENDED            TO         -------------------------------------------------------
                           (UNAUDITED)    9/30/2001      9/30/2000*        1999           1998           1997           1996
PER SHARE OPERATING
 PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD        $     5.20     $     4.87     $     4.75     $     5.18     $     5.06     $     4.93     $     4.93
                           ==========     ==========     ==========     ==========     ==========     ==========     ==========
Investment operations

  Net investment income           .13(a)         .25(a)         .21(a)         .26            .26            .27            .27

  Net realized and
  unrealized gain (loss)         (.11)           .33            .14           (.44)           .12            .13           (.01)
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
    Total from investment
    operations                    .02            .58            .35           (.18)           .38            .40            .26
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
Distributions to
shareholders from
net investment income            (.13)          (.25)          (.23)          (.25)          (.26)          (.27)          (.26)
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE,
END OF PERIOD              $     5.09     $     5.20     $     4.87     $     4.75     $     5.18     $     5.06     $     4.93
                           ==========     ==========     ==========     ==========     ==========     ==========     ==========
Total Return(b)                   .28%(c)      12.21%          7.57%(c)      (3.55)%         7.59%          8.24%          5.53%

RATIOS TO AVERAGE
NET ASSETS

  Expenses, including
  expense reductions              .35%(c)        .69%           .67%(c)        .69%           .69%           .60%           .44%

  Expenses, excluding
  expense reductions              .36%(c)        .74%           .67%(c)        .69%           .69%           .68%           .73%

  Net investment income          2.46%(c)       4.91%          4.37%(c)       5.21%          4.98%          5.37%          5.59%

                           SIX MONTHS
                              ENDED         YEAR         11/1/1999                         YEAR ENDED 10/31
                            3/31/2002       ENDED            TO         -------------------------------------------------------
SUPPLEMENTAL DATA:         (UNAUDITED)    9/30/2001      9/30/2000*        1999           1998           1997           1996
===============================================================================================================================
  Net assets,
  end of period (000)      $   49,868     $   49,330     $   45,666     $   49,356     $   53,139     $   52,630     $   52,975

  Portfolio turnover rate       30.33%        100.27%        111.48%        186.97%         82.33%         68.50%         85.26%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

*The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.                    103

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                           SIX MONTHS
                              ENDED         YEAR         11/1/1999                        YEAR ENDED 10/31
                           3/31/2002       ENDED            TO          -------------------------------------------------------
                           (UNAUDITED)    9/30/2001      9/30/2000*        1999           1998           1997           1996
PER SHARE OPERATING
 PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD        $     5.18     $     4.90     $     4.81     $     5.28     $     5.14     $     5.01     $     5.01
                           ==========     ==========     ==========     ==========     ==========     ==========     ==========
Investment operations

  Net investment income           .12(a)         .25(a)         .22(a)         .26            .27            .28            .28

  Net realized and
   unrealized gain (loss)        (.12)           .28            .10           (.47)           .14            .13              -(d)

                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
  Total from investment
  operations                        -(d)         .53            .32           (.21)           .41            .41            .28
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
Distributions to
shareholders from
net investment income            (.12)          (.25)          (.23)          (.26)          (.27)          (.28)          (.28)
                           ----------     ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE,
END OF PERIOD              $     5.06     $     5.18     $     4.90     $     4.81     $     5.28     $     5.14     $     5.01
                           ==========     ==========     ==========     ==========     ==========     ==========     ==========
Total Return(b)                 (.02)%(c)      11.06%          6.83%(c)      (4.13)%         8.12%          8.37%          5.68%

RATIOS TO AVERAGE
NET ASSETS

  Expenses, including
  waiver and expense
    reductions                    .51%(c)        .90%           .88%(c)        .96%           .72%           .61%           .62%

  Expenses, excluding
  waiver and expense
    reductions                    .52%(c)       1.06%           .88%(c)        .96%           .72%           .65%           .69%

  Net investment income          2.41%(c)       4.88%          4.54%(c)       5.02%          5.05%          5.47%          5.55%

                           SIX MONTHS
                              ENDED         YEAR         11/1/1999                         YEAR ENDED 10/31
                            3/31/2002       ENDED            TO         -------------------------------------------------------
SUPPLEMENTAL DATA:         (UNAUDITED)    9/30/2001      9/30/2000*        1999           1998           1997           1996
===============================================================================================================================
  Net assets,
  end of period (000)      $   92,299     $   94,550     $   91,750     $   93,835     $  102,907     $   94,237     $   92,605

  Portfolio turnover rate       29.94%         65.63%         61.00%         40.76%         65.20%         70.99%         78.30%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.

(c) Not annualized.

(d) Amount represents less than $0.01.

*The Trust changed its fiscal year-end.

104                    SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management companies incorporated under Maryland law on December 27, 1983 and Massachusetts law on September 11, 1991, respectively. The Fund and Trust consist of the following ten and four portfolios, respectively, (separately, a "Fund" and collectively, the "Funds"):
Lord Abbett National Tax-Free Income Fund ("National"), Lord Abbett California Tax-Free Income Fund ("California"), Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut"), Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii"), Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota"), Lord Abbett Missouri Tax-Free Income Fund ("Missouri"), Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey"), Lord Abbett New York Tax-Free Income Fund ("New York"), Lord Abbett Texas Tax-Free Income Fund ("Texas"), Lord Abbett Washington Tax-Free Income Fund ("Washington"), Florida Series ("Florida"), Georgia Series ("Georgia"), Michigan Series ("Michigan") and Pennsylvania Series ("Pennsylvania"). Each Fund is non-diversified as defined under the Act, except for National. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company and Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro-rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B and Class C shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company and Trust each have a management agreement with Lord, Abbett & Co. ("Lord Abbett"), pursuant to which Lord Abbett supplies the Company and Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's and Trust's investment portfolios. The management fee is based on average daily net assets at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Fund for certain of its other expenses.

For the six months ended March 31, 2002, Lord Abbett voluntarily waived its management fees for Minnesota.

12b-1 DISTRIBUTION PLANS
Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                CLASS A(1)(2)   CLASS B           CLASS C
--------------------------------------------------------------------------------
Service                               .25%(3)         .25%        up to .25%(5)
Distribution                          .10%(4)         .75%        up to .75%(5)
Quarterly service fee                   -               -         up to .25%(6)
Quarterly distribution fee              -               -         up to .75%(6)

(1) The Class A Plans of Washington, Minnesota, Michigan and Georgia will not go into effect until the quarter subsequent to the net assets of each Fund reaching $100 million. As of March 31, 2002, the net assets of each Fund have not reached $100 million.

(2) In addition, the Funds pay an incremental marketing expense of approximately .03% of average net assets of Class A.

(3) The annual rate is 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan for National, Hawaii, Minnesota, New Jersey, New York, Texas, Washington, and Pennsylvania.

(4) In addition, the Funds pay a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(5) Paid at the time such shares are sold, and generally amortized over a one-year period.

(6) Paid at each quarter-end after the first anniversary of the sale of such shares.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended March 31, 2002:

                                                    DISTRIBUTOR          DEALERS
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
NATIONAL                                            $    46,372      $   155,398
CALIFORNIA                                               12,548           57,716
CONNECTICUT                                              12,786           60,691
HAWAII                                                    6,928           31,923
MINNESOTA                                                 9,636           44,357
MISSOURI                                                 30,166          141,601
NEW JERSEY                                               12,472           61,755
NEW YORK                                                 15,150           69,441
TEXAS                                                       641            3,157
WASHINGTON                                                5,038           23,902
FLORIDA                                                   5,644           26,390
GEORGIA                                                  37,819          187,313
MICHIGAN                                                 10,364           12,808
PENNSYLVANIA                                             11,222           55,064

Certain of the Company's/Trust's officers and Directors/Trustees have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS
Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital. The tax character of the distributions paid during the six months ended March 31, 2002 and the fiscal year ended September 30, 2001 are as follows:

                                          NATIONAL                      CALIFORNIA
-------------------------------------------------------------   ---------------------------
                                  3/31/2002       9/30/2001     3/31/2002       9/30/2001
-------------------------------------------------------------   ---------------------------
Distributions paid from:
   Ordinary income                $     20,774   $     90,010   $     1,674     $   159,916
   Tax exempt income                13,566,720     27,519,296     4,646,035       9,574,036
-------------------------------------------------------------   ---------------------------
Total distributions paid          $ 13,587,494   $ 27,609,306   $ 4,647,709     $ 9,733,952
-------------------------------------------------------------   ---------------------------

                                                                             107

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                         CONNECTICUT                    HAWAII
-------------------------------------------------------------   ---------------------------
                                  3/31/2002     9/30/2001       3/31/2002       9/30/2001
-------------------------------------------------------------   ---------------------------
Distributions paid from:
   Ordinary income                $     2,839   $    33,529     $       950     $    21,560
   Tax exempt income                2,342,304     4,842,804       1,721,143       3,557,680
-------------------------------------------------------------   ---------------------------
Total distributions paid          $ 2,345,143   $ 4,876,333     $ 1,722,093     $ 3,579,240
-------------------------------------------------------------   ---------------------------

                                         MINNESOTA                      MISSOURI
-------------------------------------------------------------   ---------------------------
                                  3/31/2002     9/30/2001       3/31/2002       9/30/2001
-------------------------------------------------------------   ---------------------------
Distributions paid from:
   Ordinary income                $         -   $     5,031     $     5,981     $    91,571
   Tax exempt income                  588,228     1,166,967       3,022,861       6,019,637
-------------------------------------------------------------   ---------------------------
Total distributions paid          $   588,228   $ 1,171,998     $ 3,028,842     $ 6,111,208
-------------------------------------------------------------   ---------------------------

                                          NEW JERSEY                    NEW YORK
-------------------------------------------------------------   ---------------------------
                                  3/31/2002     9/30/2001       3/31/2002       9/30/2001
-------------------------------------------------------------   ---------------------------
Distributions paid from:
   Ordinary income                $         -   $   247,683     $         -     $    88,898
   Tax exempt income                3,705,631     7,658,444       5,765,363      12,135,039
-------------------------------------------------------------   ---------------------------
Total distributions paid          $ 3,705,631   $ 7,906,127     $ 5,765,363     $12,223,937
-------------------------------------------------------------   ---------------------------

                                          TEXAS                         WASHINGTON
-------------------------------------------------------------   ---------------------------
                                  3/31/2002     9/30/2001       3/31/2002       9/30/2001
-------------------------------------------------------------   ---------------------------
Distributions paid from:
   Ordinary income                $         -   $    51,087     $     9,402     $     8,479
   Tax exempt income                1,736,643     3,749,437       1,170,092       2,363,804
-------------------------------------------------------------   ---------------------------
Total distributions paid          $ 1,736,643   $ 3,800,524     $ 1,179,494     $ 2,372,283
-------------------------------------------------------------   ---------------------------

                                          FLORIDA                        GEORGIA
-----------------------------------------------------------     ---------------------------
                                  3/31/2002     9/30/2001       3/31/2002       9/30/2001
-----------------------------------------------------------     ---------------------------
Distributions paid from:
   Ordinary income                $         -   $    18,760     $     1,373     $    28,819
   Tax exempt income                2,068,438     4,602,682       1,059,302       1,765,606
-----------------------------------------------------------     ---------------------------
Total distributions paid          $ 2,068,438   $ 4,621,442     $ 1,060,675     $ 1,794,425
-----------------------------------------------------------     ---------------------------

                                          MICHIGAN                     PENNSYLVANIA
-----------------------------------------------------------     ---------------------------
                                  3/31/2002   9/30/2001         3/31/2002       9/30/2001
-----------------------------------------------------------     ---------------------------
Distributions paid from:
   Ordinary income                $         -   $    10,761     $     3,770     $   113,399
   Tax exempt income                1,204,520     2,360,382       2,188,535       4,480,473
-----------------------------------------------------------     ---------------------------
Total distributions paid          $ 1,204,520   $ 2,371,143     $ 2,192,305     $ 4,593,872
-----------------------------------------------------------     ---------------------------

At fiscal year end September 30, 2001, the capital loss carryforwards along with the related expiration dates are as follows:

                      2002           2003           2004           2005           2007           2008           2009          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL                 -       -                     -              -              -  $  15,236,357  $     385,136  $  15,621,493
CALIFORNIA    $  6,816,756  $   5,761,785              -              -              -      3,282,765              -     15,861,306
CONNECTICUT              -        721,307  $     537,856              -              -        677,619        518,107      2,454,889
HAWAII                   -         68,514      1,575,226              -  $      37,384        584,699        268,000      2,533,823
MINNESOTA                -              -              -              -              -         19,877        577,932        597,809
MISSOURI                 -        495,713      1,103,066  $      31,063              -        151,236         86,407      1,867,485
NEW JERSEY               -              -              -              -              -      4,441,856              -      4,441,856
NEW YORK                 -      8,259,602      1,668,796              -              -        983,645      1,190,572     12,102,615
TEXAS                    -              -              -              -              -      3,125,112        579,267      3,704,379
WASHINGTON               -              -        470,961              -              -        947,474        710,841      2,129,276
FLORIDA          2,152,051      2,642,077      1,035,870              -      3,917,644      1,479,660              -     11,227,302
GEORGIA                  -              -              -              -              -        230,865              -        230,865
MICHIGAN                 -         38,442              -              -      1,385,665        711,637              -      2,135,744
PENNSYLVANIA             -              -              -              -              -      1,149,378              -      1,149,378

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows:

                                                 SIX MONTHS ENDED MARCH 31, 2002
--------------------------------------------------------------------------------
                                                      PURCHASES            SALES
--------------------------------------------------------------------------------
NATIONAL                                         $  223,762,750   $  200,218,690
CALIFORNIA                                           42,305,878       45,622,593
CONNECTICUT                                          10,075,303       11,896,359
HAWAII                                                9,617,702        5,469,609
MINNESOTA                                             3,841,420        3,537,711
MISSOURI                                             49,586,105       45,292,957
NEW JERSEY                                           81,923,727       80,391,359
NEW YORK                                             37,882,501       49,103,494
TEXAS                                                49,040,158       46,337,528
WASHINGTON                                            5,884,578        5,442,688
FLORIDA                                              29,343,316       28,186,619
GEORGIA                                              15,225,317        8,097,755
MICHIGAN                                             16,285,936       14,816,323
PENNSYLVANIA                                         27,743,333       29,228,709


As of March 31, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                                          GROSS            GROSS              NET
                                     UNREALIZED       UNREALIZED       UNREALIZED
                      TAX COST     APPRECIATION     DEPRECIATION     APPRECIATION
---------------------------------------------------------------------------------
NATIONAL        $  560,887,357   $   17,321,708   $   (9,328,300)  $    7,993,408
CALIFORNIA         190,348,104        5,257,334       (2,987,211)       2,270,123
CONNECTICUT         94,173,447        2,995,475       (1,283,537)       1,711,938
HAWAII              72,030,429        2,962,693       (1,631,588)       1,331,105
MINNESOTA           23,331,947          563,230         (312,216)         251,014
MISSOURI           126,273,751        3,788,206         (932,491)       2,855,715
NEW JERSEY         151,811,181        6,187,626       (1,357,934)       4,829,692
NEW YORK           226,445,046       10,631,459       (1,280,832)       9,350,627
TEXAS               72,260,723        3,431,758         (260,936)       3,170,822
WASHINGTON          42,743,696        1,838,902         (319,232)       1,519,670
FLORIDA             82,418,453        5,062,457       (1,741,737)       3,320,720
GEORGIA             51,026,930        1,310,858         (424,468)         886,390
MICHIGAN            47,050,270        2,403,593         (151,310)       2,252,283
PENNSYLVANIA        86,193,182        3,005,626         (758,406)       2,247,220

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred losses on wash sales.

6.  DIRECTORS'/TRUSTEES' REMUNERATION

The Directors/Trustees associated with Lord Abbett and all officers of the Company and Trust receive no compensation from the Company or Trust for acting as such. Outside Directors'/Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each Fund. The outside Directors/Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company, Trust, or other funds within the Lord Abbett Family of Funds. Such costs and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors/Trustees.

7.  EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with their transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's and Trust's expenses.

8.  CONCENTRATION OF RISK

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific state or industry.

Each Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

9.  SUMMARY OF CAPITAL TRANSACTIONS

The Company has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Trust has an unlimited number of shares of beneficial interest authorized.

Transactions in shares of capital stock/beneficial interest for the single class Funds are as follows:

                                                           SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
                                  -------------------------------------------------------------------
                                  CONNECTICUT        HAWAII     MINNESOTA      MISSOURI    NEW JERSEY
-----------------------------------------------------------------------------------------------------
SHARES SOLD                           480,952     1,438,263       395,637     1,461,331     1,607,695
REINVESTMENT OF DISTRIBUTIONS         103,664       173,259        94,171       440,140       407,001
SHARES REACQUIRED                    (841,797)     (560,736)     (438,861)   (1,269,046)   (2,019,338)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                  (257,181)    1,050,786        50,947       632,425        (4,642)
-----------------------------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
                                  -------------------------------------------------------------------
                                        TEXAS    WASHINGTON       GEORGIA      MICHIGAN   PENNSYLVANIA
-----------------------------------------------------------------------------------------------------
SHARES SOLD                           365,416       288,223     2,105,730       754,168       699,267
REINVESTMENT OF DISTRIBUTIONS         121,383       147,727       160,423       153,768       201,905
SHARES REACQUIRED                    (549,430)     (336,439)     (794,959)     (601,444)     (910,492)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                   (62,631)       99,511     1,471,194       306,492        (9,320)
-----------------------------------------------------------------------------------------------------

                                                                         YEAR ENDED SEPTEMBER 30, 2001
                                  -------------------------------------------------------------------
                                  CONNECTICUT        HAWAII     MINNESOTA      MISSOURI    NEW JERSEY
-----------------------------------------------------------------------------------------------------
SHARES SOLD                         1,117,458     1,341,914       784,461     2,015,155     2,681,150
REINVESTMENT OF DISTRIBUTIONS         204,540       366,845       189,244       878,241       889,734
SHARES REACQUIRED                  (1,412,532)   (2,075,221)     (416,728)   (2,302,371)   (3,277,036)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                   (90,534)     (366,462)      556,977       591,025       293,848
-----------------------------------------------------------------------------------------------------

                                                                         YEAR ENDED SEPTEMBER 30, 2001
                                ---------------------------------------------------------------------
                                        TEXAS    WASHINGTON       GEORGIA      MICHIGAN   PENNSYLVANIA
-----------------------------------------------------------------------------------------------------
SHARES SOLD                           405,890       550,006     3,193,988       783,893     1,768,997
REINVESTMENT OF DISTRIBUTIONS         266,108       297,186       277,161       301,696       428,504
SHARES REACQUIRED                    (771,792)   (1,037,400)     (747,092)     (984,746)   (2,669,563)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                   (99,794)     (190,208)    2,724,057       100,843      (472,062)
-----------------------------------------------------------------------------------------------------

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                           SIX MONTHS ENDED                    YEAR ENDED
NATIONAL                          MARCH 31, 2002 (UNAUDITED)           SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
SHARES SOLD                         3,111,711   $ 35,149,101     3,888,625   $ 43,539,313
REINVESTMENT OF DISTRIBUTIONS         717,154      8,120,232     1,465,516     16,327,278
SHARES REACQUIRED                  (4,211,196)   (47,650,757)   (5,429,462)   (60,584,092)
-----------------------------------------------------------------------------------------
DECREASE                             (382,331)  $ (4,381,424)      (75,321)  $   (717,501)
-----------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------
SHARES SOLD                           393,718   $  4,480,396     1,204,352   $ 13,484,839
REINVESTMENT OF DISTRIBUTIONS          22,564        256,047        35,389        396,094
SHARES REACQUIRED                    (180,871)    (2,046,456)     (359,443)    (4,036,615)
-----------------------------------------------------------------------------------------
INCREASE                              235,411   $  2,689,987       880,298   $  9,844,318
-----------------------------------------------------------------------------------------

                                                                             111

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                           SIX MONTHS ENDED                    YEAR ENDED
                                  MARCH 31, 2002 (UNAUDITED)           SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------
CLASS C SHARES                         SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
SHARES SOLD                           431,778   $  4,884,145       644,490   $  7,243,095
REINVESTMENT OF DISTRIBUTIONS          36,471        413,578        75,711        844,572
SHARES REACQUIRED                    (339,442)    (3,836,133)     (637,095)    (7,135,489)
-----------------------------------------------------------------------------------------
INCREASE                              128,807   $  1,461,590        83,106   $    952,178
-----------------------------------------------------------------------------------------

CALIFORNIA
-----------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
SHARES SOLD                           903,958   $  9,733,525     1,356,074   $ 14,470,587
REINVESTMENT OF DISTRIBUTIONS         230,353      2,495,407       482,574      5,127,330
SHARES REACQUIRED                  (1,700,219)   (18,313,360)   (2,232,022)   (23,780,889)
-----------------------------------------------------------------------------------------
DECREASE                             (565,908)  $ (6,084,428)     (393,374)  $ (4,182,972)
-----------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------
SHARES SOLD                           135,882   $  1,467,202       162,762   $  1,743,731
REINVESTMENT OF DISTRIBUTIONS           7,653         82,971        16,066        170,767
SHARES REACQUIRED                     (85,114)      (913,362)     (149,707)    (1,611,560)
-----------------------------------------------------------------------------------------
INCREASE                               58,421   $    636,811        29,121   $    302,938
-----------------------------------------------------------------------------------------

NEW YORK
-----------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
SHARES SOLD                         1,212,641   $ 13,505,814     5,416,948   $ 59,649,421
REINVESTMENT OF DISTRIBUTIONS         305,541      3,409,327       653,200      7,167,873
SHARES REACQUIRED                  (2,066,624)   (22,994,187)   (6,048,924)   (66,664,258)
-----------------------------------------------------------------------------------------
INCREASE (DECREASE)                  (548,442)  $ (6,079,046)       21,224   $    153,036
-----------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------
SHARES SOLD                            97,032   $  1,082,923       132,663   $  1,472,140
REINVESTMENT OF DISTRIBUTIONS           5,835         65,119        12,077        132,683
SHARES REACQUIRED                     (64,025)      (714,397)      (48,951)      (545,345)
-----------------------------------------------------------------------------------------
INCREASE                               38,842   $    433,645        95,789   $  1,059,478
-----------------------------------------------------------------------------------------

FLORIDA
-----------------------------------------------------------------------------------------
CLASS A  SHARES                        SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
SHARES SOLD                           504,921   $  2,419,892     1,478,889   $  7,001,334
REINVESTMENT OF DISTRIBUTIONS         153,869        741,009       380,890      1,799,121
SHARES REACQUIRED                    (898,811)    (4,312,518)   (5,206,230)   (24,626,506)
-----------------------------------------------------------------------------------------
DECREASE                             (240,021)  $ (1,151,617)   (3,346,451)  $(15,826,051)
-----------------------------------------------------------------------------------------
CLASS C  SHARES
-----------------------------------------------------------------------------------------
SHARES SOLD                            87,495   $    421,399       187,235   $    891,681
REINVESTMENT OF DISTRIBUTIONS           4,965         23,955         9,941         47,069
SHARES REACQUIRED                     (37,184)      (177,141)     (140,886)      (665,314)
-----------------------------------------------------------------------------------------
INCREASE                               55,276   $    268,213        56,290   $    273,436
-----------------------------------------------------------------------------------------

112
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

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

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

[LORD ABBETT LOGO]

                                                          Lord Abbett Tax-Free Income Fund Inc.
                                                            Lord Abbett National Tax-Free Income Fund
                                                            Lord Abbett California Tax-Free Income Fund
                                                            Lord Abbett Connecticut Tax-Free Income Fund
                                                            Lord Abbett Hawaii Tax-Free Income Fund
                                                            Lord Abbett Minnesota Tax-Free Income Fund
                                                            Lord Abbett Missouri Tax-Free Income Fund
                                                            Lord Abbett New Jersey Tax-Free Income Fund
      This report when not used for the general             Lord Abbett New York Tax-Free Income Fund
    information of shareholders of the Fund, is to          Lord Abbett Texas Tax-Free Income Fund
    be distributed only if preceded or accompanied          Lord Abbett Washington Tax-Free Income Fund
            by a current Fund Prospectus.                 Lord Abbett Tax-Free Income Trust
                                                            Florida Series
  Lord Abbett Mutual Fund shares are distributed by:        Georgia Series
             LORD ABBETT DISTRIBUTOR LLC                    Michigan Series                              LATFI-3-302
90 Hudson Street - Jersey City, New Jersey 07302-3973       Pennsylvania Series                                (5/02)